UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2016
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 89.6%

             AUSTRALIA - 16.9%
     21,976  AGL Energy Ltd. (b).................................  $    321,736
     26,171  Aristocrat Leisure Ltd. (b).........................       318,421
    108,872  BlueScope Steel Ltd. (b)............................       649,968
     21,841  Boral Ltd. (b)......................................       113,616
     15,510  CIMIC Group Ltd. (b)................................       343,508
      2,635  Cochlear Ltd. (b)...................................       285,615
      2,344  Domino's Pizza Enterprises Ltd. (b).................       127,003
      9,354  Flight Centre Travel Group Ltd. (b).................       261,861
    211,426  Fortescue Metals Group Ltd. (b).....................       809,249
     28,719  Harvey Norman Holdings Ltd. (b).....................       114,960
    184,005  Medibank Pvt Ltd. (b)...............................       350,527
     15,895  Newcrest Mining Ltd. (b)............................       268,310
     66,233  Qantas Airways Ltd. (b).............................       159,079
      8,343  SEEK Ltd. (b).......................................       100,016
     71,189  Star Entertainment Group (The) Ltd. (b).............       330,176
     31,537  Tabcorp Holdings Ltd. (b)...........................       120,766
     23,771  TPG Telecom Ltd. (b)................................       157,740
     11,892  Transurban Group (b)................................       103,928
     55,927  Treasury Wine Estates Ltd. (b)......................       474,635
     48,542  Vocus Communications Ltd. (b).......................       232,799
                                                                   ------------
                                                                      5,643,913
                                                                   ------------

             BERMUDA - 5.9%
     86,600  Hongkong Land Holdings Ltd. (b).....................       617,006
    150,931  Kerry Properties Ltd. (b)...........................       495,849
    684,870  Nine Dragons Paper Holdings Ltd. (b)................       645,790
    130,058  NWS Holdings Ltd. (b)...............................       217,953
                                                                   ------------
                                                                      1,976,598
                                                                   ------------

             CAYMAN ISLANDS - 4.0%
     32,043  Cheung Kong Property Holdings Ltd. (b)..............       235,704
     16,027  CK Hutchison Holdings Ltd. (b)......................       204,861
    757,565  Lee & Man Paper Manufacturing Ltd. (b)..............       692,045
    140,130  Shimao Property Holdings Ltd. (b)...................       191,521
                                                                   ------------
                                                                      1,324,131
                                                                   ------------

             HONG KONG - 14.7%
    120,305  Cathay Pacific Airways Ltd. (b).....................       168,179
     74,470  Henderson Land Development Co., Ltd. (b)............       444,345
    160,364  Hopewell Holdings Ltd. (b)..........................       587,819
    544,358  New World Development Co., Ltd. (b).................       713,813
    800,609  PCCW Ltd. (b).......................................       493,107
    262,334  Sino Land Co., Ltd. (b).............................       467,565
     25,662  Sun Hung Kai Properties Ltd. (b)....................       390,133
     28,832  Swire Pacific Ltd., Class A (b).....................       312,258
    115,165  Swire Properties Ltd. (b)...........................       338,719
     57,111  Wharf Holdings (The) Ltd. (b).......................       418,999
     92,861  Wheelock & Co., Ltd. (b)............................       551,573
                                                                   ------------
                                                                      4,886,510
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MAURITIUS - 0.5%
    681,000  Golden Agri-Resources Ltd. (b)......................  $    178,061
                                                                   ------------

             NEW ZEALAND - 3.3%
     46,449  Auckland International Airport Ltd. (b).............       248,958
     60,952  Fisher & Paykel Healthcare Corp., Ltd. (b)..........       444,946
     37,854  Fletcher Building Ltd. (b)..........................       296,452
     40,973  Spark New Zealand Ltd. (b)..........................       107,796
                                                                   ------------
                                                                      1,098,152
                                                                   ------------

             SINGAPORE - 4.0%
     17,200  City Developments Ltd. (b)..........................       115,041
      7,000  Jardine Cycle & Carriage Ltd. (b)...................       221,106
     71,800  Keppel Corp., Ltd. (b)..............................       285,765
     46,300  Sembcorp Industries Ltd. (b)........................        88,607
    124,600  Wilmar International Ltd. (b).......................       295,824
    569,900  Yangzijiang Shipbuilding Holdings Ltd. (b)..........       315,261
                                                                   ------------
                                                                      1,321,604
                                                                   ------------

             SOUTH KOREA - 40.3%
     12,242  BNK Financial Group, Inc. (b).......................        95,834
      4,320  Celltrion, Inc. (b) (c).............................       419,353
      1,230  Coway Co., Ltd. (b).................................       106,844
      6,523  Daelim Industrial Co., Ltd. (b).....................       493,967
      7,811  Dongbu Insurance Co., Ltd. (b)......................       485,611
      2,027  E-MART, Inc. (b)....................................       290,840
     10,048  GS Holdings Corp. (b)...............................       491,281
      4,781  Hana Financial Group, Inc. (b)......................       121,719
      6,539  Hankook Tire Co., Ltd. (b)..........................       353,540
        509  Hanmi Pharm Co., Ltd. (b)...........................       236,507
      2,387  Hanmi Science Co., Ltd. (b).........................       248,779
      4,760  Hanwha Chemical Corp. (b)...........................       105,438
      4,117  Hyosung Corp. (b)...................................       489,164
     14,066  Hyundai Engineering & Construction Co., Ltd. (b)....       506,198
      1,904  Hyundai Mobis Co., Ltd. (b).........................       477,821
      3,887  Hyundai Motor Co. (b)...............................       480,362
      8,546  Hyundai Steel Co. (b)...............................       397,259
      9,693  Industrial Bank of Korea (b)........................       105,681
      3,723  KB Financial Group, Inc. (b)........................       128,052
     12,274  Kia Motors Corp. (b)................................       471,590
      9,848  Korea Electric Power Corp. (b)......................       482,416
      9,275  Korea Gas Corp. (b).................................       374,417
      1,733  LG Corp. (b)........................................       102,413
     17,831  LG Display Co., Ltd. (b)............................       455,851
      7,699  LG Electronics, Inc. (b)............................       336,234
     21,461  LG Uplus Corp. (b)..................................       229,516
      1,389  Lotte Chemical Corp. (b)............................       378,631
      1,385  Lotte Confectionery Co., Ltd. (b)...................       221,676
        473  Lotte Shopping Co., Ltd. (b)........................        89,069
        468  NCSoft Corp. (b)....................................       126,243
        350  Neo Holdings Co., Ltd. (b) (d)......................             0


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      1,082  POSCO (b)...........................................  $    224,265
      4,845  S-Oil Corp. (b).....................................       360,011
      1,659  Samsung C&T Corp. (b)...............................       225,492
        362  Samsung Electronics Co., Ltd. (b)...................       527,348
      3,027  Samsung Life Insurance Co., Ltd. (b)................       290,699
      2,658  SK Holdings Co., Ltd. (b)...........................       514,375
     21,061  SK Hynix, Inc. (b)..................................       773,148
      3,447  SK Innovation Co., Ltd. (b).........................       510,732
      1,706  SK Telecom Co., Ltd. (b)............................       349,799
     12,552  Woori Bank (b)......................................       130,467
        846  Yuhan Corp. (b).....................................       213,931
                                                                   ------------
                                                                     13,422,573
                                                                   ------------
             TOTAL COMMON STOCKS ................................    29,851,542
             (Cost $27,662,609)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 10.2%

             AUSTRALIA - 6.8%
     84,877  Dexus Property Group (b)............................       596,563
     80,830  Goodman Group (b)...................................       453,027
     26,996  GPT Group (b).......................................       105,124
    208,967  Mirvac Group (b)....................................       360,258
     60,713  Scentre Group (b)...................................       219,185
     63,130  Stockland (b).......................................       231,209
     40,476  Westfield Corp. (b).................................       302,866
                                                                   ------------
                                                                      2,268,232
                                                                   ------------

             HONG KONG - 3.4%
    813,960  Champion REIT (b)...................................       495,287
     87,506  Link REIT (b).......................................       645,978
                                                                   ------------
                                                                      1,141,265
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     3,409,497
             (Cost $2,983,812)                                     ------------

             TOTAL INVESTMENTS - 99.8% ..........................    33,261,039
             (Cost $30,646,421) (e)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        77,724
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 33,338,763
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities be sector, please see the Sector Allocation table.


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $33,261,039 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) Non-income producing security which pays in-kind ("PIK") distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2016 through September 30, 2016),

(d)   Non-income producing security.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,930,770 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,316,152.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    29,851,542  $          --  $    29,851,542  $           --
Real Estate Investment Trusts*................        3,409,497             --        3,409,497              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    33,261,039  $          --  $    33,261,039  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


                                      % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              26.2%
Materials                                15.2
Industrials                              14.0
Consumer Discretionary                   11.5
Information Technology                    5.7
Health Care                               5.6
Financials                                5.1
Telecommunication Services                4.7
Consumer Staples                          4.4
Energy                                    4.1
Utilities                                 3.5
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 92.8%

             AUSTRIA - 2.0%
     16,851  ANDRITZ AG (b)......................................  $    916,982
     61,070  Raiffeisen Bank International AG (b) (c)............       929,556
    108,612  Verbund AG (b)......................................     1,811,499
     55,306  voestalpine AG (b)..................................     1,911,982
                                                                   ------------
                                                                      5,570,019
                                                                   ------------

             BELGIUM - 3.6%
     34,978  Ageas (b)...........................................     1,278,915
     31,762  Colruyt S.A. (b)....................................     1,763,922
     22,429  Groupe Bruxelles Lambert S.A. (b)...................     1,990,863
     15,548  Sofina S.A. (b).....................................     2,221,263
     46,465  Umicore S.A. (b)....................................     2,917,494
                                                                   ------------
                                                                     10,172,457
                                                                   ------------

             DENMARK - 3.1%
      1,052  AP Moeller - Maersk A.S., Class B (b)...............     1,547,383
      6,891  Chr Hansen Holding A.S. (b).........................       410,460
      6,676  Genmab A.S. (b) (c).................................     1,142,616
     46,088  ISS A.S. (b)........................................     1,915,175
      2,913  Rockwool International A.S., Class B (b)............       524,841
     19,172  Royal Unibrew A.S. (b)..............................       948,556
     26,227  Vestas Wind Systems A.S. (b)........................     2,166,444
                                                                   ------------
                                                                      8,655,475
                                                                   ------------

             FINLAND - 5.0%
     31,825  Amer Sports OYJ (b).................................       973,380
     37,380  Huhtamaki OYJ (b)...................................     1,741,093
     31,427  Kesko OYJ, Class B (b)..............................     1,447,834
     28,794  Kone OYJ, Class B (b)...............................     1,461,786
     77,553  Metso OYJ (b).......................................     2,263,187
     28,118  Neste OYJ (b).......................................     1,199,401
    258,467  Stora Enso OYJ, Class R (b).........................     2,296,025
    127,691  UPM-Kymmene OYJ (b).................................     2,696,141
                                                                   ------------
                                                                     14,078,847
                                                                   ------------

             FRANCE - 11.5%
    243,105  Air France-KLM (b) (c) (d)..........................     1,308,200
     18,485  Arkema S.A. (b).....................................     1,711,384
      4,923  Capgemini S.A. (b)..................................       482,668
     10,498  Cie de Saint-Gobain (b).............................       454,249
     13,562  Cie Generale des Etablissements Michelin (b)........     1,501,789
     42,717  Credit Agricole S.A. (b)............................       421,357
     24,093  Eiffage S.A. (b)....................................     1,872,376
     42,196  Elior Group (b).....................................       966,165
     36,644  Eurazeo S.A. (b)....................................     2,125,844
     44,391  Nexity S.A. (b).....................................     2,344,384
     79,228  Orange S.A. (b).....................................     1,241,309
     53,993  Peugeot S.A. (b) (c)................................       824,515
     67,257  Plastic Omnium S.A. (b).............................     2,231,892
     18,625  Renault S.A. (b)....................................     1,532,264


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      7,291  Sartorius Stedim Biotech (b)........................  $    547,582
      8,920  SEB S.A. (b)........................................     1,259,800
     12,518  Societe Generale S.A. (b)...........................       433,051
     17,165  Sodexo S.A. (b).....................................     2,044,693
     25,040  Technip S.A. (b)....................................     1,539,315
     21,050  Teleperformance (b).................................     2,245,427
     26,401  Thales S.A. (b).....................................     2,431,028
     10,148  TOTAL S.A. (b)......................................       482,645
      8,916  Valeo S.A. (b)......................................       520,416
      7,132  Vicat S.A. (b)......................................       460,767
     18,631  Vinci S.A. (b)......................................     1,426,732
                                                                   ------------
                                                                     32,409,852
                                                                   ------------

             GERMANY - 15.7%
     19,737  adidas AG (b).......................................     3,432,748
     12,264  BASF SE (b).........................................     1,050,109
     20,153  Bayerische Motoren Werke AG (b).....................     1,696,787
    106,417  Commerzbank AG (b)..................................       687,555
     24,140  Daimler AG (b)......................................     1,702,538
    114,486  Deutsche Lufthansa AG (b)...........................     1,276,330
     59,505  Deutsche Wohnen AG (b)..............................     2,165,274
     39,742  DMG Mori AG (b).....................................     1,937,181
     46,263  Evonik Industries AG (b)............................     1,566,204
      6,333  Fresenius SE & Co., KGaA (b)........................       505,890
      4,351  GRENKE AG (b).......................................       836,336
     12,090  Hannover Rueck SE (b)...............................     1,295,992
      5,402  HeidelbergCement AG (b).............................       510,877
     32,703  Hella KGaA Hueck & Co. (b)..........................     1,297,285
     18,901  HOCHTIEF AG (b).....................................     2,667,404
      7,054  HUGO BOSS AG (b)....................................       390,477
     32,512  Infineon Technologies AG (b)........................       579,739
     76,071  Jungheinrich AG (Preference Shares) (b).............     2,574,699
     98,849  K+S AG (b)..........................................     1,877,012
     39,674  KION Group AG (b)...................................     2,570,619
     44,870  OSRAM Licht AG (b)..................................     2,635,952
     44,885  Porsche Automobil Holding SE (Preference Shares)
                (b)..............................................     2,295,996
      3,463  Rational AG (b).....................................     1,737,504
     28,949  Rheinmetall AG (b)..................................     2,017,829
     47,337  Software AG (b).....................................     2,006,219
     14,539  Volkswagen AG (Preference Shares) (b)...............     1,915,257
     10,513  Wacker Chemie AG (b)................................       886,597
                                                                   ------------
                                                                     44,116,410
                                                                   ------------

             IRELAND - 1.6%
     20,965  DCC PLC (b).........................................     1,904,808
     14,896  Kerry Group PLC, Class A (b)........................     1,225,966
     34,823  Kingspan Group PLC .................................       938,060
      3,317  Paddy Power Betfair PLC (b).........................       375,073
                                                                   ------------
                                                                      4,443,907
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY - 3.2%
    201,771  Banco Popolare SC (b)...............................  $    475,806
     35,781  Brembo S.p.A. (b)...................................     2,135,116
     26,766  Buzzi Unicem S.p.A (b)..............................       548,831
    138,839  Davide Campari-Milano S.p.A (b).....................     1,564,639
      8,012  DiaSorin S.p.A. (b).................................       514,970
    104,303  Enel S.p.A. (b).....................................       464,850
     25,814  EXOR S.p.A. (b).....................................     1,045,245
    619,298  Hera S.p.A. (b).....................................     1,667,746
     20,420  Prysmian S.p.A (b)..................................       534,708
                                                                   ------------
                                                                      8,951,911
                                                                   ------------

             JERSEY - 0.6%
    139,997  Petrofac Ltd. (b)...................................     1,620,406
                                                                   ------------

             LUXEMBOURG - 1.2%
     12,115  APERAM S.A. (b).....................................       546,206
      3,784  Eurofins Scientific SE (b)..........................     1,718,985
     60,381  Grand City Properties S.A. (b)......................     1,182,213
                                                                   ------------
                                                                      3,447,404
                                                                   ------------

             NETHERLANDS - 4.2%
     67,742  ABN AMRO Group N.V. (b).............................     1,400,645
     58,847  Boskalis Westminster (b)............................     2,094,409
      6,258  Gemalto N.V. (b)....................................       400,945
      5,929  Heineken Holding N.V. (b)...........................       475,006
     82,134  Koninklijke Ahold Delhaize N.V. (b) ................     1,870,681
     32,481  Koninklijke Philips N.V. (b)........................       961,099
     42,417  NN Group N.V. (b)...................................     1,302,220
    166,900  STMicroelectronics N.V. (b).........................     1,360,739
     46,358  Wolters Kluwer N.V. (b).............................     1,981,861
                                                                   ------------
                                                                     11,847,605
                                                                   ------------

             NORWAY - 2.3%
     78,327  DNB ASA (b).........................................     1,029,746
    112,477  Norsk Hydro ASA (b).................................       486,324
     51,129  Orkla ASA (b).......................................       529,454
     75,511  Salmar ASA (b)......................................     2,308,540
     61,530  Yara International ASA (b)..........................     2,050,365
                                                                   ------------
                                                                      6,404,429
                                                                   ------------

             PORTUGAL - 1.9%
  1,811,371  Banco Espirito Santo S.A. (b) (c) (e)...............             0
    390,181  EDP - Energias de Portugal S.A. (b).................     1,309,451
     36,794  Galp Energia SGPS S.A. (b)..........................       502,676
    141,366  Jeronimo Martins SGPS S.A. (b)......................     2,450,100
    381,159  Navigator (The) Co., S.A. (b) (d)...................     1,095,943
                                                                   ------------
                                                                      5,358,170
                                                                   ------------

             SPAIN - 4.2%
     11,962  Acciona S.A. (b)....................................       904,124


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SPAIN (CONTINUED)
      3,584  Aena S.A. (b).......................................  $    529,034
    314,845  Banco Santander S.A. (b)............................     1,396,761
    489,842  Bankia S.A. (b).....................................       401,951
     20,472  Cia de Distribucion Integral Logista Holdings S.A.
                (b)..............................................       456,961
    117,065  Gamesa Corp. Tecnologica S.A. (b)...................     2,804,856
     68,639  Gas Natural SDG S.A. (b)............................     1,411,085
    208,106  Iberdrola S.A. (b)..................................     1,414,997
    116,474  International Consolidated Airlines Group S.A. (b)..       601,754
    214,096  Mapfre S.A. (b).....................................       599,003
    164,270  Prosegur Cia de Seguridad S.A. (b)..................     1,146,729
                                                                   ------------
                                                                     11,667,255
                                                                   ------------

             SWEDEN - 11.0%
     23,292  AAK AB (b)..........................................     1,720,951
     75,119  Axfood AB (b).......................................     1,326,152
     56,607  BillerudKorsnas AB (b)..............................     1,001,679
    115,655  Boliden AB (b)......................................     2,718,431
    134,121  Castellum AB (b)....................................     2,009,397
    109,581  Fabege AB (b).......................................     1,997,856
     72,929  Fastighets AB Balder, Class B (b) (c)...............     1,938,847
    145,916  Hufvudstaden AB, Class A (b)........................     2,528,231
     26,137  Investor AB, Class B (b)............................       955,691
      8,459  LE Lundbergforetagen AB, Class B (b)................       555,902
     63,509  NCC AB, Class B (b).................................     1,664,271
    107,966  Nibe Industrier AB, Class B (b).....................       961,255
    209,387  Peab AB (b).........................................     1,806,123
     67,455  Saab AB, Class B (b)................................     2,401,628
    139,623  Securitas AB, Class B (b)...........................     2,338,267
     60,808  Skanska AB, Class B (b).............................     1,420,640
     29,609  Svenska Cellulosa AB SCA, Class B (b)...............       878,821
     84,307  Volvo AB, Class B (b)...............................       962,607
    214,011  Wallenstam AB, Class B (b)..........................     1,805,145
                                                                   ------------
                                                                     30,991,894
                                                                   ------------

             SWITZERLAND - 5.0%
      4,222  Emmi AG (b).........................................     2,895,164
      2,284  Georg Fischer AG (b)................................     2,002,369
      2,728  Lonza Group AG (b)..................................       522,136
     25,463  Novartis AG (b).....................................     2,009,548
     21,731  Pargesa Holding S.A. (b)............................     1,488,899
      5,006  Schindler Holding AG (b)............................       940,039
      1,339  Straumann Holding AG (b)............................       523,820
      1,332  Swatch Group (The) AG (b) (d).......................       377,605
      3,471  Swiss Life Holding AG (b)...........................       900,109
      9,981  Swiss Re AG (b).....................................       901,468
     25,304  Temenos Group AG (b)................................     1,595,648
                                                                   ------------
                                                                     14,156,805
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM - 16.7%
    360,451  3i Group PLC (b)....................................  $  3,039,112
    116,202  Aberdeen Asset Management PLC (b)...................       490,471
    119,719  Aggreko PLC (b).....................................     1,475,958
    111,925  Ashtead Group PLC (b)...............................     1,839,412
    172,531  Barratt Developments PLC (b)........................     1,104,549
     49,157  Bellway PLC (b).....................................     1,507,446
     20,033  Berkeley Group Holdings PLC (b).....................       669,377
     47,803  Bunzl PLC (b).......................................     1,409,636
    488,696  Capital & Counties Properties PLC (b)...............     1,821,629
     26,248  Compass Group PLC (b)...............................       508,336
     63,662  easyJet PLC (b).....................................       830,090
     67,684  Fresnillo PLC (b)...................................     1,588,146
    106,092  Halma PLC (b).......................................     1,440,397
     41,722  Imperial Brands PLC (b).............................     2,147,458
    139,343  Informa PLC (b).....................................     1,285,564
     92,653  Intermediate Capital Group PLC (b)..................       707,467
     20,357  Intertek Group PLC (b)..............................       918,994
    349,994  J Sainsbury PLC (b).................................     1,114,753
    143,138  JD Sports Fashion PLC (b)...........................     2,736,713
     46,989  Johnson Matthey PLC (b).............................     2,004,282
    160,705  Marks & Spencer Group PLC (b).......................       689,444
     79,279  Meggitt PLC (b).....................................       462,728
     61,594  Micro Focus International PLC (b)...................     1,753,235
     48,254  Mondi PLC (b).......................................     1,013,817
    152,480  NMC Health PLC .....................................     2,707,626
     15,459  Persimmon PLC (b)...................................       363,481
    546,965  Rentokil Initial PLC (b)............................     1,572,078
    134,114  Royal Mail PLC (b)..................................       851,037
    127,325  RPC Group PLC (b)...................................     1,582,249
    135,524  RSA Insurance Group PLC (b).........................       957,151
     51,248  Sage Group (The) PLC (b)............................       489,657
    426,269  Sports Direct International PLC (b) (c).............     1,586,004
    177,654  Taylor Wimpey PLC (b)...............................       354,345
     20,450  Unilever PLC (b)....................................       967,696
     35,462  WH Smith PLC (b)....................................       707,444
     98,577  William Hill PLC (b)................................       388,886
    648,907  Wm Morrison Supermarkets PLC (b)....................     1,832,286
                                                                   ------------
                                                                     46,918,954
                                                                   ------------
             TOTAL COMMON STOCKS ................................   260,811,800
             (Cost $257,497,836)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 6.9%

             FRANCE - 1.3%
      3,362  Unibail-Rodamco SE (b)..............................       906,506
     16,800  Gecina S.A. (b).....................................     2,647,505
                                                                   ------------
                                                                      3,554,011
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

             UNITED KINGDOM - 5.6%
    411,941  Intu Properties PLC (b).............................  $  1,579,344
    146,386  Land Securities Group PLC (b).......................     2,006,037
    176,917  Shaftesbury PLC (b).................................     2,222,274
    230,082  British Land (The) Co., PLC (b).....................     1,884,586
     51,133  Derwent London PLC (b)..............................     1,723,500
    278,604  Hammerson PLC (b)...................................     2,120,388
    221,391  Great Portland Estates PLC (b)......................     1,815,540
    392,815  Segro PLC (b).......................................     2,307,819
                                                                   ------------
                                                                     15,659,488
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    19,213,499
             (Cost $22,483,363)                                    ------------

MONEY MARKET FUNDS - 0.2%
    412,233  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.20% (f) (g).......       412,233
             (Cost $412,233)                                       ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.5%
$   338,890  JPMorgan Chase & Co., 0.35% (f), dated 9/30/16,
             due 10/3/16, with a maturity value of $338,900.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/20 to 11/30/20. The value of the
             collateral including accrued interest is
             $346,751. (g).......................................       338,890
  1,157,252  RBC Capital Markets LLC, 0.40% (f), dated 9/30/16, due 10/3/16, with a maturity value of $1,157,291.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $1,196,554. (g).....................................     1,157,252
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     1,496,142
             (Cost $1,496,142)                                     ------------

             TOTAL INVESTMENTS - 100.4% .........................   281,933,674
             (Cost $281,889,574) (h)

             NET OTHER ASSETS AND LIABILITIES - (0.4%) ..........      (985,386)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $280,948,288
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $276,379,613 or 98.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,811,343 and the total value of the collateral held by the Fund is $1,908,375.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   Interest rate shown reflects yield as of September 30, 2016.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,552,344 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,508,244.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Ireland....................................  $     4,443,907  $     938,060  $     3,505,847  $           --
   Portugal...................................        5,358,170             --        5,358,170              --*
   United Kingdom.............................       46,918,954      2,707,626       44,211,328              --
   Other Country Categories**.................      204,090,769             --      204,090,769              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................      260,811,800      3,645,686      257,166,114              --*
Real Estate Investment Trusts**...............       19,213,499             --       19,213,499              --
Money Market Funds............................          412,233        412,233               --              --
Repurchase Agreements.........................        1,496,142             --        1,496,142              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   281,933,674  $   4,057,919  $   277,875,755  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $1,634,906 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and NYSE close on September 30, 2016, exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2016
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


                                      % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              27.1%
Consumer Discretionary                   14.1
Real Estate                              13.2
Materials                                12.4
Financials                               10.7
Consumer Staples                          9.8
Health Care                               3.6
Information Technology                    3.6
Utilities                                 3.2
Energy                                    1.9
Telecommunication Services                0.4
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                     54.3%
British Pound Sterling                   23.6
Swedish Krona                            11.0
Swiss Franc                               5.0
Danish Krone                              3.1
Norwegian Krone                           2.3
US Dollar                                 0.7
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.6%

             BRAZIL - 68.8%
    372,127  Banco Bradesco S.A. (Preference Shares) ............  $  3,394,987
    579,124  Banco do Brasil S.A. ...............................     4,060,092
    446,625  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e
                Futuros .........................................     2,308,555
    293,377  Braskem S.A. (Preference Shares) ...................     2,265,177
     89,250  BRF S.A. ...........................................     1,518,168
    872,251  Centrais Eletricas Brasileiras S.A.
                (Preference Shares) (b)..........................     6,402,113
     91,875  Cia Brasileira de Distribuicao
                (Preference Shares) .............................     1,500,104
    477,377  Cia de Saneamento Basico do Estado de Sao Paulo ....     4,431,533
  1,415,126  Cia Energetica de Minas Gerais
                (Preference Shares) .............................     3,733,463
  1,601,128  Cia Siderurgica Nacional S.A. (b)...................     4,475,271
    145,876  Cosan S.A. Industria e Comercio ....................     1,691,491
    598,750  CPFL Energia S.A. ..................................     4,453,596
    124,874  Engie Brasil Energia S.A. ..........................     1,478,299
    150,877  Fibria Celulose S.A. ...............................     1,067,503
    702,375  Gerdau S.A. (Preference Shares) ....................     1,913,516
    244,251  Hypermarcas S.A. ...................................     2,093,162
    220,124  Itau Unibanco Holding S.A. (Preference Shares) .....     2,404,196
  1,541,377  Itausa - Investimentos Itau S.A.
                (Preference Shares) .............................     3,952,796
  1,045,501  JBS S.A. ...........................................     3,799,893
    797,752  Kroton Educacional S.A. ............................     3,627,985
    275,623  Lojas Americanas S.A. (Preference Shares) ..........     1,711,120
    220,251  Lojas Renner S.A. ..................................     1,657,224
     86,251  Natura Cosmeticos S.A. .............................       828,258
    219,373  Raia Drogasil S.A. .................................     4,470,902
    202,498  Telefonica Brasil S.A. (Preference Shares) .........     2,923,383
  1,431,123  TIM Participacoes S.A. .............................     3,476,430
     65,625  Ultrapar Participacoes S.A. ........................     1,433,917
                                                                   ------------
                                                                     77,073,134
                                                                   ------------

             CHILE - 10.0%
  3,813,000  AES Gener S.A. .....................................     1,253,847
  1,131,250  Aguas Andinas S.A., Class A (c).....................       727,471
     16,250  Banco de Credito e Inversiones .....................       737,721
  1,047,251  Cencosud S.A. ......................................     3,139,085
  2,330,752  Colbun S.A. (c).....................................       463,554
    201,877  Empresas COPEC S.A. ................................     1,880,338
  9,450,629  Enersis Americas S.A. (c)...........................     1,541,971
    183,502  Latam Airlines Group S.A. (b) (c)...................     1,425,316
                                                                   ------------
                                                                     11,169,303
                                                                   ------------

             COLOMBIA - 3.7%
    224,877  Bancolombia S.A. (Preference Shares) ...............     2,179,085
    228,251  Grupo Nutresa S.A. .................................     2,005,958
                                                                   ------------
                                                                      4,185,043
                                                                   ------------

             MEXICO - 17.1%
    319,127  Alfa S.A.B. de C.V., Class A .......................       497,048
    683,002  Alsea SAB de C.V. ..................................     2,311,106
    917,502  Cemex S.A.B. de C.V. (b)............................       728,238


                        See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO (CONTINUED)
     66,375  Fomento Economico Mexicano S.A.B. de C.V. ..........  $    610,939
    326,002  Gentera S.A.B. de C.V. .............................       588,963
    121,374  Gruma S.A.B. de C.V., Class B ......................     1,592,342
    867,249  Grupo Bimbo S.A.B. de C.V., Series A ...............     2,294,505
    137,377  Grupo Carso S.A.B. de C.V., Series A1 ..............       550,932
  1,063,375  Grupo Mexico S.A.B. de C.V., Series B ..............     2,600,613
    116,375  Grupo Televisa S.A.B. ..............................       597,788
    598,374  Industrias Bachoco S.A.B. de C.V., Series B ........     2,500,612
  2,024,878  OHL Mexico S.A.B. de C.V. (b).......................     2,686,992
    144,624  Promotora y Operadora de Infraestructura S.A.B.
                de C.V. .........................................     1,556,947
                                                                   ------------
                                                                     19,117,025
                                                                   ------------

             TOTAL INVESTMENTS - 99.6% ..........................   111,544,505
             (Cost $113,838,640) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............       459,213
                                                                   ------------
             NET ASSETS - 100.0% ................................  $112,003,718
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $4,158,312 or 3.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,540,974 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,835,109.


                        See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Chile......................................  $    11,169,303  $   7,010,991  $     4,158,312  $           --
   Other Country Categories*..................      100,375,202    100,375,202               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments                               $   111,544,505  $ 107,386,193  $     4,158,312  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $100,983 from Level 1 to Level 2 and $2,985,420 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016 exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.


                                    % OF LONG-TERM
SECTOR ALLOCATION                    INVESTMENTS
-------------------------------------------------------
Consumer Staples                         23.6%
Utilities                                22.0
Financials                               17.6
Materials                                11.7
Consumer Discretionary                    8.9
Industrials                               6.0
Telecommunication Services                5.7
Energy                                    4.5
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AEROSPACE & DEFENSE - 1.0%
    264,436  Embraer S.A. .......................................  $  1,139,169
                                                                   ------------

             BANKS - 12.2%
    275,684  Banco Bradesco S.A. (Preference Shares) ............     2,515,119
    404,051  Banco do Brasil S.A. ...............................     2,832,699
  1,083,784  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................     3,485,811
    152,732  Itau Unibanco Holding S.A. (Preference Shares) .....     1,668,140
  1,524,293  Itausa - Investimentos Itau S.A.
                (Preference Shares) .............................     3,908,985
                                                                   ------------
                                                                     14,410,754
                                                                   ------------

             CAPITAL MARKETS - 1.7%
    385,645  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e
                Futuros .........................................     1,993,356
                                                                   ------------

             CHEMICALS - 1.6%
    243,053  Braskem S.A. (Preference Shares) ...................     1,876,623
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 2.0%
    510,423  Kroton Educacional S.A. ............................     2,321,282
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
    210,353  Telefonica Brasil S.A. (Preference Shares) .........     3,036,783
                                                                   ------------

             ELECTRIC UTILITIES - 21.9%
    656,985  Centrais Eletricas Brasileiras S.A.
                (Preference Shares) (a)..........................     4,822,112
    148,089  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................     3,005,358
  1,271,369  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................     3,354,195
    395,942  Cia Paranaense de Energia (Preference Shares) ......     4,094,378
    849,449  EDP - Energias do Brasil S.A. ......................     3,756,000
    273,831  Eletropaulo Metropolitana Eletricidade de Sao Paulo
                S.A. (Preference Shares) ........................       893,362
    190,246  Equatorial Energia S.A. ............................     2,943,646
    482,064  Transmissora Alianca de Energia Eletrica S.A. ......     3,109,851
                                                                   ------------
                                                                     25,978,902
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.1%
    183,229  Raia Drogasil S.A. .................................     3,734,274
                                                                   ------------

             FOOD PRODUCTS - 5.0%
    231,383  JBS S.A. ...........................................       840,966
     87,396  M Dias Branco S.A. .................................     3,571,461
     86,694  Sao Martinho S.A. ..................................     1,563,459
                                                                   ------------
                                                                      5,975,886
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 6.6%
    420,706  Fleury S.A. ........................................     4,961,049
    347,683  Odontoprev S.A. ....................................     1,382,329
    248,675  Qualicorp S.A. .....................................     1,466,595
                                                                   ------------
                                                                      7,809,973
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 3.2%
    505,442  CVC Brasil Operadora e Agencia de Viagens S.A. .....     3,737,798
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOUSEHOLD DURABLES - 3.8%
    674,599  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes ...................................  $  2,122,026
    642,143  MRV Engenharia e Participacoes S.A. ................     2,357,575
                                                                   ------------
                                                                      4,479,601
                                                                   ------------

             INSURANCE - 4.5%
     82,322  BB Seguridade Participacoes S.A. ...................       756,355
    259,505  Porto Seguro S.A. ..................................     2,379,484
    443,831  Sul America S.A. ...................................     2,214,959
                                                                   ------------
                                                                      5,350,798
                                                                   ------------

             MEDIA - 2.1%
     64,005  Multiplus S.A. .....................................       865,760
     96,438  Smiles S.A. ........................................     1,600,405
                                                                   ------------
                                                                      2,466,165
                                                                   ------------

             METALS & MINING - 3.5%
  1,183,567  Cia Siderurgica Nacional S.A. (a)...................     3,308,157
    177,573  Vale S.A. (Preference Shares) ......................       840,867
                                                                   ------------
                                                                      4,149,024
                                                                   ------------

             MULTILINE RETAIL - 1.2%
    195,351  Lojas Renner S.A. ..................................     1,469,872
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.5%
     69,467  Cosan S.A. Industria e Comercio ....................       805,498
    245,633  Petroleo Brasileiro S.A. (Preference Shares) (a)....     1,024,934
                                                                   ------------
                                                                      1,830,432
                                                                   ------------

             PAPER & FOREST PRODUCTS - 6.1%
    544,436  Duratex S.A. .......................................     1,439,709
    537,359  Fibria Celulose S.A. ...............................     3,801,986
    612,677  Suzano Papel e Celulose S.A. (Preference Shares) ...     1,972,458
                                                                   ------------
                                                                      7,214,153
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
    180,070  BR Malls Participacoes S.A. (b).....................       681,045
     82,147  Iguatemi Empresa de Shopping Centers S.A. ..........       750,201
                                                                   ------------
                                                                      1,431,246
                                                                   ------------

             ROAD & RAIL - 0.7%
     67,070  Localiza Rent a Car S.A. ...........................       817,919
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.8%
    884,841  Alpargatas S.A. (Preference Shares) ................     2,628,281
    562,301  Grendene S.A. ......................................     3,089,746
                                                                   ------------
                                                                      5,718,027
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 3.1%
    275,470  CCR S.A. ...........................................     1,434,885


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE (CONTINUED)
    828,358  EcoRodovias Infraestrutura e Logistica S.A. (a).....  $  2,264,380
                                                                   ------------
                                                                      3,699,265
                                                                   ------------

             WATER UTILITIES - 3.1%
    397,846  Cia de Saneamento Basico do Estado de Sao Paulo ....     3,693,240
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.5%
  1,691,435  TIM Participacoes S.A. .............................     4,108,770
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................   118,443,312
             (Cost $109,698,030) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............        24,877
                                                                   ------------
             NET ASSETS - 100.0% ................................  $118,468,189
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2016 to September 30, 2016).

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,969,195 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,223,913.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   118,443,312  $ 118,443,312  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $2,564,878 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Brazil                                           100.0%
-------------------------------------------------------
TOTAL INVESTMENTS                                100.0
NET OTHER ASSETS AND LIABILITIES                   0.0
                                                -------
TOTAL                                            100.0%
                                                =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                                      % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Utilities                                25.1%
Financials                               19.6
Consumer Discretionary                   17.0
Materials                                11.2
Consumer Staples                          8.2
Health Care                               6.6
Telecommunication Services                6.0
Industrials                               4.8
Energy                                    1.5
                                       -------
TOTAL                                   100.0%
                                       =======


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.5%

             AUTO COMPONENTS - 2.6%
     30,000  Minth Group Ltd. (a)................................  $    105,829
                                                                   ------------

             AUTOMOBILES - 14.1%
     12,000  Byd Co., Ltd., Class H (a) (b)......................        79,822
     69,529  Chongqing Changan Automobile Co., Ltd.,
                Class B (a)......................................       113,540
    116,716  Dongfeng Motor Group Co., Ltd., Class H (a).........       117,702
    178,909  Geely Automobile Holdings Ltd. (a)..................       161,099
     82,000  Guangzhou Automobile Group Co., Ltd., Class H (a)...       106,051
                                                                   ------------
                                                                        578,214
                                                                   ------------

             BANKS - 2.1%
     36,901  China Construction Bank Corp., Class H (a)..........        27,714
     96,000  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H (a)......................................        59,536
                                                                   ------------
                                                                         87,250
                                                                   ------------

             CAPITAL MARKETS - 4.3%
     71,628  China Cinda Asset Management Co., Ltd.,
                Class H (a)......................................        25,510
     62,000  China Everbright Ltd. (a)...........................       127,867
     26,979  China Galaxy Securities Co., Ltd., Class H (a)......        24,814
                                                                   ------------
                                                                        178,191
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.9%
     19,500  China Railway Construction Corp., Ltd.,
                Class H (a)......................................        22,345
     79,000  Metallurgical Corp of China Ltd., Class H (a).......        26,005
     80,319  Sinopec Engineering Group Co., Ltd., Class H (a)....        69,589
                                                                   ------------
                                                                        117,939
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.4%
     20,350  Anhui Conch Cement Co., Ltd., Class H (a)...........        56,245
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.3%
    233,146  China Communications Services Corp., Ltd.,
                Class H (a)......................................       146,339
    270,544  China Telecom Corp., Ltd., Class H (a)..............       138,022
     46,000  China Unicom Hong Kong Ltd. (a).....................        56,046
                                                                   ------------
                                                                        340,407
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 5.5%
      8,500  AAC Technologies Holdings, Inc. (a).................        85,884
     28,000  Sunny Optical Technology Group Co., Ltd. (a)........       139,122
                                                                   ------------
                                                                        225,006
                                                                   ------------

             FOOD PRODUCTS - 1.0%
     59,000  China Huishan Dairy Holdings Co., Ltd. (a)..........        22,090
     29,000  Uni-President China Holdings Ltd. (a)...............        20,661
                                                                   ------------
                                                                         42,751
                                                                   ------------

             GAS UTILITIES - 1.4%
     16,385  China Resources Gas Group Ltd. (a)..................        56,275
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 5.9%
     44,000  Shanghai Pharmaceuticals Holding Co., Ltd.,
                Class H (a)......................................       119,497


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     25,376  Sinopharm Group Co., Ltd., Class H (a)..............  $    122,904
                                                                   ------------
                                                                        242,401
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 7.3%
     48,000  China Resources Power Holdings Co., Ltd. (a)........        83,445
    204,000  Huadian Power International Corp., Ltd.,
                Class H (a)......................................        92,079
    118,000  Huaneng Power International, Inc., Class H (a)......        74,425
    145,111  Huaneng Renewables Corp., Ltd., Class H (a).........        51,018
                                                                   ------------
                                                                        300,967
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 1.6%
     13,000  Beijing Enterprises Holdings Ltd. (a)...............        66,342
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 2.2%
      3,203  Tencent Holdings Ltd. (a)...........................        89,050
                                                                   ------------

             IT SERVICES - 0.7%
     12,950  TravelSky Technology Ltd., Class H (a)..............        30,909
                                                                   ------------

             METALS & MINING - 5.8%
    109,222  China Zhongwang Holdings Ltd. (a)...................        53,075
     69,000  Zhaojin Mining Industry Co., Ltd., Class H (a)......        69,291
    362,000  Zijin Mining Group Co., Ltd., Class H (a)...........       115,999
                                                                   ------------
                                                                        238,365
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 7.9%
     93,000  China Coal Energy Co., Ltd., Class H (a) (b)........        50,621
    100,000  China Petroleum & Chemical Corp., Class H (a).......        73,826
     58,836  CNOOC Ltd. (a)......................................        74,222
    188,000  Yanzhou Coal Mining Co., Ltd., Class H (a)..........       127,459
                                                                   ------------
                                                                        326,128
                                                                   ------------

             PHARMACEUTICALS - 1.3%
     32,000  China Medical System Holdings Ltd. (a)..............        54,099
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 16.3%
    344,000  China Jinmao Holdings Group Ltd. (a)................       106,767
     16,000  China Overseas Land & Investment Ltd. (a)...........        55,008
     20,929  China Resources Land Ltd. (a).......................        59,007
    287,532  Country Garden Holdings Co., Ltd. (a)...............       152,777
     95,888  Guangzhou R&F Properties Co., Ltd., Class H (a).....       151,950
     74,527  Longfor Properties Co., Ltd. (a)....................       115,131
     60,000  Shenzhen Investment Ltd. (a)........................        28,799
                                                                   ------------
                                                                        669,439
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
    917,323  Hanergy Thin Film Power Group Ltd. (a) (b)..........             0
  1,211,091  Semiconductor Manufacturing International Corp.
                (a) (b)..........................................       136,427
                                                                   ------------
                                                                        136,427
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 3.0%
    122,000  COSCO SHIPPING Ports Ltd. (a).......................       125,527
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             WATER UTILITIES - 0.6%
     16,000  Guangdong Investment Ltd. (a).......................  $     25,559
                                                                   ------------

             TOTAL INVESTMENTS - 99.5% ..........................     4,093,320
             (Cost $4,230,469) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............        19,659
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  4,112,979
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $4,093,320 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $511,415 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $648,564.

ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Semiconductors & Semiconductor Equipment...  $       136,427  $          --  $       136,427  $           --*
   Other Industry Categories**................        3,956,893             --        3,956,893              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,093,320  $          --  $     4,093,320  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $0 from Level 2 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 3 did so as a result of negative news related to the company.


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In:                                                   --
   Common Stocks                                                --*
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2016
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
China                                             50.9%
Cayman Islands                                    29.0
Hong Kong                                         15.2
Bermuda                                            4.4
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.5
NET OTHER ASSETS AND LIABILITIES                   0.5
                                                 ------
TOTAL                                            100.0%
                                                 ======

**Portfolio securities are categorized based upon their country of incorporation, which may be different than the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.1%

             AIRLINES - 1.4%
     25,700  Japan Airlines Co., Ltd. (a)........................  $    755,464
                                                                   ------------

             AUTO COMPONENTS - 9.5%
     20,800  Bridgestone Corp. (a)...............................       766,351
     11,100  NGK Spark Plug Co., Ltd. (a)........................       196,141
      6,300  Nifco, Inc. (a).....................................       334,693
     39,300  NOK Corp. (a).......................................       859,941
     25,300  Sumitomo Electric Industries Ltd. (a)...............       357,659
     62,200  Sumitomo Rubber Industries Ltd. (a).................       940,831
     32,000  Toyota Boshoku Corp. (a)............................       716,305
     20,900  Toyota Industries Corp. (a).........................       970,107
                                                                   ------------
                                                                      5,142,028
                                                                   ------------

             AUTOMOBILES - 6.7%
      9,800  Fuji Heavy Industries Ltd. (a)......................       367,691
     13,600  Isuzu Motors Ltd. (a)...............................       160,086
     62,400  Mazda Motor Corp. (a)...............................       957,326
    180,600  Mitsubishi Motors Corp. (a).........................       843,633
     55,400  Nissan Motor Co., Ltd. (a)..........................       543,412
     13,400  Toyota Motor Corp. (a)..............................       777,286
                                                                   ------------
                                                                      3,649,434
                                                                   ------------

             BEVERAGES - 2.9%
     29,300  Coca-Cola West Co., Ltd. (a)........................       820,051
     21,400  Ito En Ltd. (a).....................................       761,502
                                                                   ------------
                                                                      1,581,553
                                                                   ------------

             BUILDING PRODUCTS - 1.1%
     92,000  Asahi Glass Co., Ltd. (a)...........................       594,867
                                                                   ------------

             CHEMICALS - 8.7%
     72,000  Asahi Kasei Corp. (a)...............................       573,780
     64,400  Daicel Corp. (a)....................................       813,828
     35,800  Hitachi Chemical Co., Ltd. (a)......................       822,574
     12,600  JSR Corp. (a).......................................       198,040
     55,800  Kuraray Co., Ltd. (a)...............................       827,793
     81,000  Sumitomo Chemical Co., Ltd. (a).....................       359,916
    181,000  Tosoh Corp. (a).....................................     1,115,613
                                                                   ------------
                                                                      4,711,544
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.6%
      9,700  Park24 Co., Ltd. (a)................................       315,473
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.6%
     35,000  JGC Corp. (a).......................................       609,299
     48,000  Kajima Corp. (a)....................................       335,898
     18,000  Shimizu Corp. (a)...................................       160,875
     40,000  Taisei Corp. (a)....................................       300,091
                                                                   ------------
                                                                      1,406,163
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             CONSTRUCTION MATERIALS - 1.1%
    210,000  Taiheiyo Cement Corp. (a)...........................  $    604,267
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.1%
     86,900  Mitsubishi UFJ Lease & Finance Co., Ltd. (a)........       398,778
     12,900  ORIX Corp. (a)......................................       190,309
                                                                   ------------
                                                                        589,087
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
      3,500  Nippon Telegraph & Telephone Corp. (a)..............       160,076
                                                                   ------------

             ELECTRIC UTILITIES - 2.2%
     46,800  Chubu Electric Power Co., Inc. (a)..................       680,962
     17,100  Kansai Electric Power Co., Inc. (a) (b).............       155,565
     78,400  Tokyo Electric Power Co., Holdings, Inc. (a) (b)....       339,622
                                                                   ------------
                                                                      1,176,149
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 2.3%
      6,100  Hitachi High-Technologies Corp. (a).................       244,189
      5,900  TDK Corp. (a).......................................       395,295
     44,400  Yokogawa Electric Corp. (a).........................       591,489
                                                                   ------------
                                                                      1,230,973
                                                                   ------------

             FOOD & STAPLES RETAILING - 7.0%
     21,300  Aeon Co., Ltd. (a)..................................       315,143
      3,300  Cosmos Pharmaceutical Corp. (a).....................       708,527
      8,100  FamilyMart Co., Ltd. (a)............................       540,727
      8,900  Sundrug Co., Ltd. (a)...............................       747,060
      6,900  Tsuruha Holdings, Inc. (a)..........................       797,644
     10,500  Welcia Holdings Co., Ltd. (a).......................       723,853
                                                                   ------------
                                                                      3,832,954
                                                                   ------------

             FOOD PRODUCTS - 2.6%
     15,600  Kewpie Corp. (a)....................................       482,981
      3,300  MEIJI Holdings Co., Ltd. (a)........................       327,659
     23,800  Yamazaki Baking Co., Ltd. (a).......................       585,219
                                                                   ------------
                                                                      1,395,859
                                                                   ------------

             GAS UTILITIES - 3.3%
    129,000  Osaka Gas Co., Ltd. (a).............................       541,054
     40,000  Toho Gas Co., Ltd. (a)..............................       374,568
    202,000  Tokyo Gas Co., Ltd. (a).............................       898,702
                                                                   ------------
                                                                      1,814,324
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
     11,700  Terumo Corp. (a)....................................       450,048
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 1.2%
     31,900  Alfresa Holdings Corp. (a)..........................       675,462
                                                                   ------------

             HEALTH CARE TECHNOLOGY - 1.2%
     19,072  M3, Inc. (a)........................................       652,844
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOUSEHOLD DURABLES - 1.2%
     66,400  Haseko Corp. (a)....................................  $    638,684
                                                                   ------------

             HOUSEHOLD PRODUCTS - 0.6%
     20,000  Lion Corp. (a)......................................       324,054
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.3%
      7,100  Electric Power Development Co., Ltd. (a)............       170,644
                                                                   ------------

             INTERNET & CATALOG RETAIL - 1.5%
     47,400  Start Today Co., Ltd. (a)...........................       815,596
                                                                   ------------

             IT SERVICES - 0.4%
     45,000  Fujitsu Ltd. (a)....................................       242,173
                                                                   ------------

             LEISURE PRODUCTS - 0.4%
      6,400  Bandai Namco Holdings, Inc. (a).....................       195,892
                                                                   ------------

             MACHINERY - 6.1%
     33,500  Hino Motors Ltd. (a)................................       357,920
      5,100  Hoshizaki Corp. (a).................................       465,405
     59,100  JTEKT Corp. (a).....................................       887,682
     22,300  Miura Co., Ltd. (a).................................       446,313
    112,700  NSK Ltd. (a)........................................     1,155,486
                                                                   ------------
                                                                      3,312,806
                                                                   ------------

             MARINE - 0.6%
    189,000  Nippon Yusen K.K. (a)...............................       353,871
                                                                   ------------

             MEDIA - 1.5%
     27,600  CyberAgent, Inc. (a)................................       820,531
                                                                   ------------

             METALS & MINING - 4.3%
     82,400  Hitachi Metals Ltd. (a).............................     1,013,702
     12,900  JFE Holdings, Inc. (a)..............................       188,578
     34,800  Mitsubishi Materials Corp. (a)......................       951,863
      8,600  Nippon Steel & Sumitomo Metal Corp. (a).............       176,475
                                                                   ------------
                                                                      2,330,618
                                                                   ------------

             MULTILINE RETAIL - 0.3%
        700  Ryohin Keikaku Co., Ltd. (a)........................       141,371
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 0.3%
      7,700  Idemitsu Kosan Co., Ltd. (a)........................       159,422
                                                                   ------------

             PERSONAL PRODUCTS - 0.9%
      5,400  Pola Orbis Holdings, Inc. (a).......................       483,391
                                                                   ------------

             PHARMACEUTICALS - 4.3%
      2,900  Hisamitsu Pharmaceutical Co., Inc. (a)..............       156,745
      6,300  Nippon Shinyaku Co., Ltd. (a).......................       341,455
      4,300  Sawai Pharmaceutical Co., Ltd. (a)..................       306,446
      3,100  Shionogi & Co., Ltd. (a)............................       158,824
      3,500  Sosei Group Corp. (a) (b)...........................       617,815


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PHARMACEUTICALS (CONTINUED)
     38,400  Sumitomo Dainippon Pharma Co., Ltd. (a).............  $    743,758
                                                                   ------------
                                                                      2,325,043
                                                                   ------------

             PROFESSIONAL SERVICES - 2.6%
     13,600  Recruit Holdings Co., Ltd. (a)......................       554,787
     48,100  Temp Holdings Co., Ltd. (a).........................       844,783
                                                                   ------------
                                                                      1,399,570
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
      4,100  Daito Trust Construction Co., Ltd. (a)..............       655,752
     19,000  Nomura Real Estate Holdings, Inc. (a)...............       321,164
                                                                   ------------
                                                                        976,916
                                                                   ------------

             ROAD & RAIL - 0.6%
     58,000  Nagoya Railroad Co., Ltd. (a).......................       315,615
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
     15,400  SCREEN Holdings Co., Ltd. (a).......................       992,800
      7,900  Tokyo Electron Ltd. (a).............................       698,234
                                                                   ------------
                                                                      1,691,034
                                                                   ------------

             SOFTWARE - 3.2%
     21,700  Konami Holdings Corp. (a)...........................       838,495
     25,600  Square Enix Holdings Co., Ltd. (a)..................       882,767
                                                                   ------------
                                                                      1,721,262
                                                                   ------------

             SPECIALTY RETAIL - 1.6%
      4,100  Nitori Holdings Co., Ltd. (a).......................       491,478
      3,300  Shimamura Co., Ltd. (a).............................       401,747
                                                                   ------------
                                                                        893,225
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
     62,300  Brother Industries Ltd. (a).........................     1,095,333
     68,700  Konica Minolta, Inc. (a)............................       581,773
    214,000  NEC Corp. (a).......................................       551,957
     57,500  Ricoh Co., Ltd. (a).................................       520,342
                                                                   ------------
                                                                      2,749,405
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 1.2%
     27,700  MISUMI Group, Inc. (a)..............................       520,558
      5,100  MonotaRO Co., Ltd. (a)..............................       137,485
                                                                   ------------
                                                                        658,043
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.6%
      6,100  NTT DOCOMO, Inc. (a)................................       154,958
      3,000  SoftBank Group Corp. (a)............................       194,426
                                                                   ------------
                                                                        349,384
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------

             TOTAL INVESTMENTS - 99.1% ..........................  $ 53,807,119
             (Cost $53,365,949) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.9% ............       498,039
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 54,305,158
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $53,807,119 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,078,804 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,637,634.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    53,807,119  $          --  $    53,807,119  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Level during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Japan                                             99.1%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.1
NET OTHER ASSETS AND LIABILITIES                   0.9
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   22.9%
Industrials                              16.9
Consumer Staples                         14.2
Information Technology                   14.2
Materials                                14.2
Health Care                               7.6
Utilities                                 5.9
Real Estate                               1.8
Financials                                1.1
Telecommunication Services                0.9
Energy                                    0.3
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AUTO COMPONENTS - 6.0%
      8,352  Hankook Tire Co., Ltd. (a)..........................  $    451,562
     40,576  Hanon Systems (a)...................................       459,092
      1,121  Hyundai Mobis Co., Ltd. (a).........................       281,322
                                                                   ------------
                                                                      1,191,976
                                                                   ------------

             AUTOMOBILES - 5.8%
      5,233  Hyundai Motor Co. (a)...............................       646,703
     13,152  Kia Motors Corp. (a)................................       505,324
                                                                   ------------
                                                                      1,152,027
                                                                   ------------

             BANKS - 7.5%
     18,320  Hana Financial Group, Inc. (a)......................       466,406
     38,208  Industrial Bank of Korea (a)........................       416,573
      4,353  KB Financial Group, Inc. (a)........................       149,721
      3,729  Shinhan Financial Group Co., Ltd. (a)...............       136,574
     29,825  Woori Bank (a)......................................       310,004
                                                                   ------------
                                                                      1,479,278
                                                                   ------------

             BIOTECHNOLOGY - 0.7%
      1,473  Celltrion, Inc. (a) (b).............................       142,988
                                                                   ------------

             CHEMICALS - 6.1%
     11,953  Hanwha Chemical Corp. (a)...........................       264,770
      2,273  Hyosung Corp. (a)...................................       270,068
        544  LG Chem, Ltd. (a)...................................       120,318
      2,001  Lotte Chemical Corp. (a)............................       545,457
                                                                   ------------
                                                                      1,200,613
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 3.1%
      6,576  S-1 Corp. (a).......................................       607,538
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 0.8%
      4,256  Hyundai Engineering & Construction Co., Ltd. (a)....       153,162
                                                                   ------------

             CONSUMER FINANCE - 1.6%
      6,833  Samsung Card Co., Ltd. (a)..........................       312,144
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (a) (c)......................             0
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
     52,112  LG Uplus Corp. (a)..................................       557,316
                                                                   ------------

             ELECTRIC UTILITIES - 2.9%
     11,745  Korea Electric Power Corp. (a)......................       575,343
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 2.8%
     21,520  LG Display Co., Ltd. (a)............................       550,161
                                                                   ------------

             FOOD & STAPLES RETAILING - 7.7%
      3,328  BGF retail Co., Ltd. (a)............................       584,851
      2,464  E-MART, Inc. (a)....................................       353,542


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             FOOD & STAPLES RETAILING (CONTINUED)
     13,025  GS Retail Co., Ltd. (a).............................  $    584,350
                                                                   ------------
                                                                      1,522,743
                                                                   ------------

             FOOD PRODUCTS - 1.8%
      1,089  CJ CheilJedang Corp. (a)............................       360,399
                                                                   ------------

             GAS UTILITIES - 2.9%
     14,288  Korea Gas Corp. (a).................................       576,784
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 0.6%
      3,408  Kangwon Land, Inc. (a)..............................       121,778
                                                                   ------------

             HOUSEHOLD DURABLES - 3.5%
      5,425  Coway Co., Ltd. (a).................................       471,244
      5,265  LG Electronics, Inc. (a)............................       229,936
                                                                   ------------
                                                                        701,180
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.1%
      2,225  LG Corp. (a)........................................       131,488
      3,504  SK Holdings Co., Ltd. (a)...........................       678,093
                                                                   ------------
                                                                        809,581
                                                                   ------------

             INSURANCE - 1.3%
      4,096  Dongbu Insurance Co., Ltd. (a)......................       254,649
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 1.6%
        400  NAVER Corp. (a).....................................       322,025
                                                                   ------------

             MACHINERY - 1.7%
      2,689  Hyundai Heavy Industries Co., Ltd. (a) (c)..........       339,975
                                                                   ------------

             METALS & MINING - 4.4%
     15,488  Hyundai Steel Co. (a)...............................       719,956
        704  POSCO (a)...........................................       145,918
                                                                   ------------
                                                                        865,874
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.7%
     11,968  GS Holdings Corp. (a)...............................       585,156
      1,008  SK Innovation Co., Ltd. (a).........................       149,352
                                                                   ------------
                                                                        734,508
                                                                   ------------

             PERSONAL PRODUCTS - 5.9%
        656  Amorepacific Corp. (a)..............................       232,632
      2,544  Amorepacific Group (a)..............................       384,364
        625  LG Household & Health Care, Ltd. (a)................       543,905
                                                                   ------------
                                                                      1,160,901
                                                                   ------------

             PHARMACEUTICALS - 5.1%
        593  Hanmi Pharm Co., Ltd. (a)...........................       275,538
      3,712  Hanmi Science Co., Ltd. (a).........................       386,874
      1,392  Yuhan Corp. (a).....................................       352,000
                                                                   ------------
                                                                      1,014,412
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ROAD & RAIL - 3.2%
      3,265  CJ Korea Express Corp. (a) (c)......................  $    639,999
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
     21,905  SK Hynix, Inc. (a)..................................       804,131
                                                                   ------------

             SOFTWARE - 0.8%
        593  NCSoft Corp. (a)....................................       159,962
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.0%
        400  Samsung Electronics Co., Ltd. (a)...................       582,705
                                                                   ------------

             TOBACCO - 2.4%
      4,160  KT&G Corp. (a)......................................       473,738
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.0%
      1,969  SK Telecom Co., Ltd. (a)............................       403,725
                                                                   ------------

             TOTAL INVESTMENTS - 99.9% ..........................    19,771,615
             (Cost $19,361,145) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............        16,084
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 19,787,699
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $19,771,615 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received during the fiscal year-to-date period (January 1, 2016 to September 30, 2016).

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $567,520 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $157,050.


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments)

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    19,771,615  $          --  $    19,771,615  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
South Korea                                       99.9%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.9
NET OTHER ASSETS AND LIABILITIES                   0.1
                                                 ------
TOTAL                                            100.0%
                                                 ======

**Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Staples                         17.8%
Consumer Discretionary                   16.0
Industrials                              12.9
Information Technology                   12.2
Materials                                10.5
Financials                               10.3
Health Care                               5.9
Utilities                                 5.8
Telecommunication Services                4.9
Energy                                    3.7
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 91.9%

             AUSTRALIA - 3.8%
     50,508  AGL Energy Ltd. (b).................................  $    739,453
     60,124  Aristocrat Leisure Ltd. (b).........................       731,524
    250,163  BlueScope Steel Ltd. (b)............................     1,493,477
     35,632  CIMIC Group Ltd. (b)................................       789,160
      3,017  Cochlear Ltd. (b)...................................       327,022
     21,509  Flight Centre Travel Group Ltd. (b) (c).............       602,135
    364,366  Fortescue Metals Group Ltd. (b).....................     1,394,639
    422,812  Medibank Pvt Ltd. (b)...............................       805,451
    152,171  Qantas Airways Ltd. (b).............................       365,487
     54,511  Star Entertainment Group (The) Ltd. (b).............       252,823
     96,375  Treasury Wine Estates Ltd. (b)......................       817,904
     74,362  Vocus Communications Ltd. (b).......................       356,627
                                                                   ------------
                                                                      8,675,702
                                                                   ------------

             AUSTRIA - 0.5%
      4,311  ANDRITZ AG (b)......................................       234,592
     28,440  voestalpine AG (b)..................................       983,198
                                                                   ------------
                                                                      1,217,790
                                                                   ------------

             BELGIUM - 1.3%
     12,168  Colruyt S.A. (b)....................................       675,757
      5,725  Groupe Bruxelles Lambert S.A. (b)...................       508,168
      2,000  Sofina S.A. (b).....................................       285,730
     23,907  Umicore S.A. (b)....................................     1,501,098
                                                                   ------------
                                                                      2,970,753
                                                                   ------------

             BERMUDA - 2.1%
    200,200  Hongkong Land Holdings Ltd. (b).....................     1,426,381
    347,255  Kerry Properties Ltd. (b)...........................     1,140,827
  1,574,044  Nine Dragons Paper Holdings Ltd. (b)................     1,484,227
    447,195  NWS Holdings Ltd. (b)...............................       749,414
                                                                   ------------
                                                                      4,800,849
                                                                   ------------

             CANADA - 6.2%
     13,133  Agnico Eagle Mines Ltd. ............................       710,230
     17,476  Barrick Gold Corp. .................................       309,438
      4,525  Canadian Tire Corp., Ltd., Class A .................       453,138
      6,231  CCL Industries, Inc., Class B ......................     1,199,751
      4,944  CGI Group, Inc., Class A (d)........................       235,490
      1,674  Fairfax Financial Holdings Ltd. ....................       980,858
      7,530  Fortis, Inc. .......................................       242,152
     10,521  George Weston Ltd. .................................       877,639
     29,257  Goldcorp, Inc. .....................................       482,804
      8,567  Great-West Lifeco, Inc. ............................       210,853
    208,670  Kinross Gold Corp. (d)..............................       879,565
     19,714  Linamar Corp. ......................................       823,151
     12,628  Loblaw Cos., Ltd. ..................................       649,712
     10,967  Magna International, Inc. ..........................       470,796
     56,764  Maple Leaf Foods, Inc. .............................     1,302,766
     34,210  Metro, Inc. ........................................     1,123,080


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
     20,588  Power Corp. of Canada ..............................  $    436,099
     31,541  Seven Generations Energy Ltd., Class A (d)..........       759,225
     32,478  SNC-Lavalin Group, Inc. ............................     1,275,652
    185,637  Turquoise Hill Resources Ltd. (d)...................       549,008
                                                                   ------------
                                                                     13,971,407
                                                                   ------------

             CAYMAN ISLANDS - 1.2%
     37,121  Cheung Kong Property Holdings Ltd. (b)..............       273,057
     54,976  CK Hutchison Holdings Ltd. (b)......................       702,717
  1,392,559  Lee & Man Paper Manufacturing Ltd. (b)..............     1,272,120
    322,235  Shimao Property Holdings Ltd. (b)...................       440,411
                                                                   ------------
                                                                      2,688,305
                                                                   ------------

             DENMARK - 1.2%
      1,721  Genmab A.S. (b) (d).................................       294,554
     23,682  ISS A.S. (b)........................................       984,099
      4,893  Royal Unibrew A/S (b)...............................       242,087
     13,502  Vestas Wind Systems A/S (b).........................     1,115,313
                                                                   ------------
                                                                      2,636,053
                                                                   ------------

             FINLAND - 1.9%
      8,124  Amer Sports OYJ (b).................................       248,476
     12,727  Huhtamaki OYJ (b)...................................       592,801
      5,350  Kesko OYJ, Class B (b)..............................       246,473
      9,821  Kone OYJ, Class B (b)...............................       498,583
     19,952  Metso OYJ (b).......................................       582,248
    106,319  Stora Enso OYJ, Class R (b).........................       944,457
     52,538  UPM-Kymmene OYJ (b).................................     1,109,318
                                                                   ------------
                                                                      4,222,356
                                                                   ------------

             FRANCE - 4.4%
    125,001  Air France-KLM (b) (c) (d)..........................       672,657
      6,322  Arkema S.A. (b).....................................       585,306
      9,227  Eiffage S.A. (b)....................................       717,072
     18,852  Eurazeo S.A. (b)....................................     1,093,669
     18,247  Nexity S.A. (b).....................................       963,663
     34,593  Plastic Omnium S.A. (b).............................     1,147,952
      7,116  Renault S.A. (b)....................................       585,428
      2,285  SEB S.A. (b)........................................       322,718
      8,765  Sodexo S.A. (b).....................................     1,044,086
      8,539  Technip S.A. (b)....................................       524,928
      8,077  Teleperformance (b).................................       861,583
     10,787  Thales S.A. (b).....................................       993,277
      6,349  Vinci S.A. (b)......................................       486,196
                                                                   ------------
                                                                      9,998,535
                                                                   ------------

             GERMANY - 6.4%
     10,097  adidas AG (b).......................................     1,756,116
      2,575  Bayerische Motoren Werke AG (b).....................       216,803
      3,066  Daimler AG (b)......................................       216,238


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     58,883  Deutsche Lufthansa AG (b)...........................  $    656,449
     22,937  Deutsche Wohnen AG (b)..............................       834,634
     10,147  DMG Mori AG (b).....................................       494,604
      1,110  GRENKE AG (b).......................................       213,361
      4,126  Hannover Rueck SE (b)...............................       442,288
      9,661  HOCHTIEF AG (b).....................................     1,363,409
     39,117  Jungheinrich AG (Preference Shares) (b).............     1,323,954
     40,670  K+S AG (b)..........................................       772,270
     20,412  KION Group AG (b)...................................     1,322,566
     18,474  OSRAM Licht AG (b)..................................     1,085,281
     23,088  Porsche Automobil Holding SE (Preference Shares)
                (b)..............................................     1,181,017
      1,314  Rational AG (b).....................................       659,278
     11,847  Rheinmetall AG (b)..................................       825,770
     18,244  Software AG (b).....................................       773,210
      3,706  Volkswagen AG (Preference Shares) (b)...............       488,200
                                                                   ------------
                                                                     14,625,448
                                                                   ------------

             HONG KONG - 5.1%
    274,642  Cathay Pacific Airways Ltd. (b).....................       383,932
    213,240  Henderson Land Development Co., Ltd. (b)............     1,272,353
    368,917  Hopewell Holdings Ltd. (b)..........................     1,352,277
  1,250,935  New World Development Co., Ltd. (b).................     1,640,343
  1,840,918  PCCW Ltd. (b).......................................     1,133,849
    751,165  Sino Land Co., Ltd. (b).............................     1,338,823
     58,509  Sun Hung Kai Properties Ltd. (b)....................       889,498
     44,462  Swire Pacific Ltd., Class A (b).....................       481,534
    264,716  Swire Properties Ltd. (b)...........................       778,574
    130,405  Wharf Holdings (The) Ltd. (b).......................       956,726
    213,417  Wheelock & Co., Ltd. (b)............................     1,267,647
                                                                   ------------
                                                                     11,495,556
                                                                   ------------

             IRELAND - 0.5%
      8,029  DCC PLC (b).........................................       729,488
      5,072  Kerry Group PLC, Class A (b)........................       417,434
                                                                   ------------
                                                                      1,146,922
                                                                   ------------

             ISRAEL - 0.2%
      5,041  Elbit Systems Ltd. (b)..............................       482,035
                                                                   ------------

             ITALY - 0.9%
     18,403  Brembo S.p.A. (b)...................................     1,098,140
     23,813  Davide Campari-Milano S.p.A (b).....................       268,359
    238,840  Hera S.p.A. (b).....................................       643,187
                                                                   ------------
                                                                      2,009,686
                                                                   ------------

             JAPAN - 28.5%
      7,400  Aisin Seiki Co., Ltd. (b)...........................       339,021
     39,422  Alps Electric Co., Ltd. (b).........................       951,559
     89,152  Asahi Glass Co., Ltd. (b)...........................       576,452
    101,850  Asahi Kasei Corp. (b)...............................       811,659


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     10,382  Bandai Namco Holdings, Inc. (b).....................  $    317,773
     11,710  Bridgestone Corp. (b)...............................       431,441
     62,962  Brother Industries Ltd. (b).........................     1,106,972
     52,676  Chubu Electric Power Co., Inc. (b)..................       766,461
     37,900  Coca-Cola West Co., Ltd. (b)........................     1,060,748
      1,000  Cosmos Pharmaceutical Corp. (b).....................       214,705
     54,150  Daiichi Sankyo Co., Ltd. (b)........................     1,301,139
      8,700  Daito Trust Construction Co., Ltd. (b)..............     1,391,474
     11,100  Denso Corp. (b).....................................       442,940
      4,300  FamilyMart UNY Holdings Co., Ltd. (b)...............       287,052
     11,960  Fuji Heavy Industries Ltd. (b)......................       448,733
     75,520  Haseko Corp. (b)....................................       726,407
     44,710  Hino Motors Ltd. (b)................................       477,690
     38,734  Hitachi Chemical Co., Ltd. (b)......................       889,988
     66,000  Hitachi Ltd. (b)....................................       309,315
    116,962  Hitachi Metals Ltd. (b).............................     1,438,891
     26,660  Honda Motor Co., Ltd. (b)...........................       769,416
      8,784  Hoshizaki Corp. (b).................................       801,591
     62,286  Iida Group Holdings Co., Ltd. (b)...................     1,253,364
     70,790  Isuzu Motors Ltd. (b)...............................       833,274
     29,300  Ito En Ltd. (b).....................................     1,042,617
     56,968  ITOCHU Corp. (b)....................................       717,202
     26,616  Japan Airlines Co., Ltd. (b)........................       782,390
     35,862  JFE Holdings, Inc. (b)..............................       524,248
     17,248  JSR Corp. (b).......................................       271,095
     55,140  JTEKT Corp. (b).....................................       828,203
     82,246  Kajima Corp. (b)....................................       575,548
     20,304  Kaneka Corp. (b)....................................       160,756
     26,800  Koito Manufacturing Co., Ltd. (b)...................     1,304,347
     15,616  Komatsu Ltd. (b)....................................       358,219
     39,000  Konami Holdings Corp. (b)...........................     1,506,973
     55,700  Konica Minolta, Inc. (b)............................       471,685
     57,286  Kuraray Co., Ltd. (b)...............................       849,838
     64,698  Lion Corp. (b)......................................     1,048,282
      9,455  M3, Inc. (b)........................................       323,649
     93,270  Marubeni Corp. (b)..................................       479,137
      6,400  Matsumotokiyoshi Holdings Co., Ltd. (b).............       330,691
     62,440  Mazda Motor Corp. (b)...............................       957,940
    121,100  Minebea Co., Ltd. (b)...............................     1,145,321
     15,692  Mitsubishi Corp. (b)................................       357,716
     43,334  Mitsubishi Electric Corp. (b).......................       555,399
    103,500  Mitsubishi Gas Chemical Co., Inc. (b)...............     1,481,816
     34,836  Mitsubishi Materials Corp. (b)......................       952,847
    127,766  Mitsubishi Motors Corp. (b).........................       596,830
     54,600  Mitsubishi UFJ Lease & Finance Co., Ltd. (b)........       250,556
     20,004  Mitsui & Co., Ltd. (b)..............................       277,233
     79,000  Mitsui Chemicals, Inc. (b)..........................       375,783
      7,400  Mixi, Inc. (b)......................................       268,108
      8,458  MonotaRO Co., Ltd. (b) (c)..........................       228,010


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     37,068  Nippon Steel & Sumitomo Metal Corp. (b).............  $    760,650
     10,458  Nippon Telegraph & Telephone Corp. (b)..............       478,307
    257,278  Nippon Yusen K.K. (b)...............................       481,711
    104,000  Nishi-Nippon Railroad Co., Ltd. (b).................       499,748
     75,800  Nissan Motor Co., Ltd. (b)..........................       743,513
      8,800  Nitto Denko Corp. (b)...............................       571,523
     71,168  NOK Corp. (b).......................................     1,557,259
     26,448  Nomura Real Estate Holdings, Inc. (b)...............       447,060
    102,958  NSK Ltd. (b)........................................     1,055,604
     47,462  Obayashi Corp. (b)..................................       470,765
     17,300  ORIX Corp. (b)......................................       255,221
    258,032  Osaka Gas Co., Ltd. (b).............................     1,082,243
     26,300  Park24 Co., Ltd. (b)................................       855,354
     10,818  Pola Orbis Holdings, Inc. (b).......................       968,394
     24,900  Ricoh Co., Ltd. (b).................................       225,331
     17,446  Rohm Co., Ltd. (b)..................................       919,587
     44,830  Seiko Epson Corp. (b)...............................       863,219
     11,748  Sohgo Security Services Co., Ltd. (b)...............       631,371
     53,982  Start Today Co., Ltd. (b)...........................       928,850
     67,000  Sumitomo Chemical Co., Ltd. (b).....................       297,709
     38,316  Sumitomo Electric Industries Ltd. (b)...............       541,662
     62,650  Sumitomo Rubber Industries Ltd. (b).................       947,637
     16,800  Sundrug Co., Ltd. (b)...............................     1,410,180
    200,000  Taiheiyo Cement Corp. (b)...........................       575,493
     11,500  TDK Corp. (b).......................................       770,490
     24,200  Teijin Ltd. (b).....................................       469,481
      7,600  Terumo Corp. (b)....................................       292,339
     97,304  Toho Gas Co., Ltd. (b)..............................       911,174
    218,030  Tokyo Electric Power Co., Holdings, Inc. (b) (d)....       944,486
    197,910  Tokyo Gas Co., Ltd. (b).............................       880,505
    210,760  Tosoh Corp. (b).....................................     1,299,042
     20,300  Toyota Industries Corp. (b).........................       942,257
      9,100  Toyota Motor Corp. (b)..............................       527,859
      5,110  Tsuruha Holdings, Inc. (b)..........................       590,719
     30,088  Yamaha Corp. (b)....................................       973,989
     46,000  Yokogawa Electric Corp. (b).........................       612,804
     56,842  Yokohama Rubber (The) Co., Ltd. (b).................       909,886
                                                                   ------------
                                                                     64,663,926
                                                                   ------------

             JERSEY - 0.4%
     71,984  Petrofac Ltd. (b)...................................       833,184
                                                                   ------------

             LUXEMBOURG - 0.4%
      1,934  Eurofins Scientific SE (b)..........................       878,572
                                                                   ------------

             NETHERLANDS - 1.4%
     11,531  ABN AMRO Group N.V. (b) (e).........................       238,417
     24,207  Boskalis Westminster (b)............................       861,546
     39,826  Koninklijke Ahold Delhaize N.V. (b).................       907,076
      8,296  Koninklijke Philips N.V. (b)........................       245,475


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS (CONTINUED)
     23,838  Wolters Kluwer N.V. (b).............................  $  1,019,103
                                                                   ------------
                                                                      3,271,617
                                                                   ------------

             NEW ZEALAND - 0.7%
    106,743  Auckland International Airport Ltd. (b).............       572,123
    140,066  Fisher & Paykel Healthcare Corp., Ltd. (b)..........     1,022,474
                                                                   ------------
                                                                      1,594,597
                                                                   ------------

             NORWAY - 0.8%
     29,108  Salmar ASA (b)......................................       889,897
     25,312  Yara International ASA (b)..........................       843,472
                                                                   ------------
                                                                      1,733,369
                                                                   ------------

             PORTUGAL - 0.5%
     81,454  Banco Espirito Santo S.A. (b) (d) (f)...............             0
     72,699  Jeronimo Martins SGPS S.A. (b)......................     1,259,991
                                                                   ------------
                                                                      1,259,991
                                                                   ------------

             SINGAPORE - 0.9%
     38,600  City Developments Ltd. (b)..........................       258,173
    165,350  Keppel Corp., Ltd. (b)..............................       658,096
    191,800  Wilmar International Ltd. (b).......................       455,369
  1,308,500  Yangzijiang Shipbuilding Holdings Ltd. (b)..........       723,845
                                                                   ------------
                                                                      2,095,483
                                                                   ------------

             SOUTH KOREA - 11.4%
      9,860  Celltrion, Inc. (b) (g).............................       957,135
     14,992  Daelim Industrial Co., Ltd. (b).....................     1,135,298
     17,948  Dongbu Insurance Co., Ltd. (b)......................     1,115,829
      4,616  E-MART, Inc. (b)....................................       662,317
     23,094  GS Holdings Corp. (b)...............................     1,129,143
     15,017  Hankook Tire Co., Ltd. (b)..........................       811,915
        758  Hanmi Pharm Co., Ltd. (b)...........................       352,205
      3,654  Hanmi Science Co., Ltd. (b).........................       380,829
      9,399  Hyosung Corp. (b)...................................     1,116,748
     25,858  Hyundai Engineering & Construction Co., Ltd. (b)....       930,561
      5,436  Hyundai Mobis Co., Ltd. (b).........................     1,364,198
      8,864  Hyundai Motor Co. (b)...............................     1,095,428
     14,727  Hyundai Steel Co. (b)...............................       684,581
     28,189  Kia Motors Corp. (b)................................     1,083,074
     22,634  Korea Electric Power Corp. (b)......................     1,108,754
      7,068  Korea Gas Corp. (b).................................       285,324
      3,954  LG Corp. (b)........................................       233,664
     40,965  LG Display Co., Ltd. (b)............................     1,047,274
     17,684  LG Electronics, Inc. (b)............................       772,303
     24,660  LG Uplus Corp. (b)..................................       263,728
      2,383  Lotte Chemical Corp. (b)............................       649,588
      1,040  Lotte Confectionery Co., Ltd. (b)...................       166,457
     11,059  S-Oil Corp. (b).....................................       821,745
      3,784  Samsung C&T Corp. (b)...............................       514,324


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        826  Samsung Electronics Co., Ltd. (b)...................  $  1,203,286
      4,607  Samsung Life Insurance Co., Ltd. (b)................       442,435
      6,072  SK Holdings Co., Ltd. (b)...........................     1,175,051
     48,400  SK Hynix, Inc. (b)..................................     1,776,762
      7,890  SK Innovation Co., Ltd. (b).........................     1,169,039
      5,218  SK Telecom Co., Ltd. (b)............................     1,069,902
        984  Yuhan Corp. (b).....................................       248,828
                                                                   ------------
                                                                     25,767,725
                                                                   ------------

             SPAIN - 0.8%
     60,196  Gamesa Corp. Tecnologica S.A. (b)...................     1,442,285
     42,239  Prosegur Cia de Seguridad S.A. (b)..................       294,860
                                                                   ------------
                                                                      1,737,145
                                                                   ------------

             SWEDEN - 4.2%
     11,896  AAK AB (b)..........................................       878,947
     38,638  Axfood AB (b).......................................       682,116
     29,733  Boliden AB (b)......................................       698,864
     17,231  Castellum AB (b)....................................       258,154
     42,256  Fabege AB (b).......................................       770,402
      9,312  Fastighets AB Balder, Class B (b) (d)...............       247,563
     45,015  Hufvudstaden AB, Class A (b)........................       779,958
     26,131  NCC AB, Class B (b).................................       684,770
     27,773  Nibe Industrier AB, Class B (b).....................       247,272
     80,740  Peab AB (b).........................................       696,444
     27,732  Saab AB, Class B (b)................................       987,354
     71,795  Securitas AB, Class B (b)...........................     1,202,351
     31,277  Skanska AB, Class B (b).............................       730,716
      7,561  Svenska Cellulosa AB SCA, Class B (b)...............       224,417
     21,693  Volvo AB, Class B (b)...............................       247,688
     27,515  Wallenstam AB, Class B (b)..........................       232,084
                                                                   ------------
                                                                      9,569,100
                                                                   ------------

             SWITZERLAND - 1.1%
      1,732  Emmi AG (b).........................................     1,187,689
        857  Georg Fischer AG (b)................................       751,327
      8,648  Temenos Group AG (b)................................       545,335
                                                                   ------------
                                                                      2,484,351
                                                                   ------------

             UNITED KINGDOM - 5.1%
    185,356  3i Group PLC (b)....................................     1,562,813
      6,275  Bellway PLC (b).....................................       192,429
     24,578  Bunzl PLC (b).......................................       724,767
    251,285  Capital & Counties Properties PLC (b)...............       936,672
     17,400  Fresnillo PLC (b)...................................       408,276
     36,364  Halma PLC (b).......................................       493,709
     17,147  Imperial Brands PLC (b).............................       882,567
     23,867  Informa PLC (b).....................................       220,194
      5,183  Intertek Group PLC (b)..............................       233,981
     73,614  JD Sports Fashion PLC (b)...........................     1,407,456


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
     21,101  Micro Focus International PLC (b)...................  $    600,627
     78,411  NMC Health PLC .....................................     1,392,364
     93,766  Rentokil Initial PLC (b)............................       269,501
     43,640  RPC Group PLC (b)...................................       542,308
    175,348  Sports Direct International PLC (b) (d).............       652,411
      5,231  Unilever PLC (b)....................................       247,531
    250,257  WM Morrison Supermarkets PLC (b)....................       706,638
                                                                   ------------
                                                                     11,474,244
                                                                   ------------
             TOTAL COMMON STOCKS ................................   208,304,701
             (Cost $199,139,330)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 7.8%

             AUSTRALIA - 2.5%
    195,029  Dexus Property Group (b)............................     1,370,773
    185,731  Goodman Group (b)...................................     1,040,964
     61,941  GPT Group (b).......................................       241,202
    640,217  Mirvac Group (b)....................................     1,103,732
    139,515  Scentre Group (b)...................................       503,675
    217,587  Stockland (b).......................................       796,895
     92,988  Westfield Corp. (b).................................       695,791
                                                                   ------------
                                                                      5,753,032
                                                                   ------------

             FRANCE - 0.6%
      8,579  Gecina S.A. (b).....................................     1,351,961
                                                                   ------------

             HONG KONG - 1.1%
  1,871,069  Champion REIT (b)...................................     1,138,529
    201,007  Link REIT (b).......................................     1,483,853
                                                                   ------------
                                                                      2,622,382
                                                                   ------------

             JAPAN - 0.2%
        541  Japan Hotel REIT Investment Corp. (b)...............       430,661
                                                                   ------------

             UNITED KINGDOM - 3.4%
    118,296  British Land (The) Co., PLC (b).....................       968,955
     26,304  Derwent London PLC (b)..............................       886,608
    113,846  Great Portland Estates PLC (b)......................       933,606
    143,278  Hammerson PLC (b)...................................     1,090,454
    105,922  Intu Properties PLC (b).............................       406,095
     75,280  Land Securities Group PLC (b).......................     1,031,618
    202,005  Segro PLC (b).......................................     1,186,795
     90,960  Shaftesbury PLC (b).................................     1,142,559
                                                                   ------------
                                                                      7,646,690
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    17,804,726
             (Cost $18,338,905)                                    ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
MONEY MARKET FUNDS - 0.1%
    213,075  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.20% (h) (i).......  $    213,075
             (Cost $213,075)                                       ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.3%
$   175,165  JPMorgan Chase & Co., 0.35% (h), dated 9/30/16, due
             10/3/16, with a maturity value of $175,170.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/20 to 11/30/20. The value of the
             collateral including accrued interest is
             $179,228. (i).......................................       175,165
    598,159  RBC Capital Markets LLC, 0.40% (h), dated 9/30/16, due 10/3/16, with a maturity value of $598,179.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $618,474. (i).......................................       598,159
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................       773,324
             (Cost $773,324)                                       ------------

             TOTAL INVESTMENTS - 100.1% .........................   227,095,826
             (Cost $218,464,634) (j)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........      (321,977)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $226,773,849
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $210,745,656 or 92.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $948,119 and the total value of the collateral held by the Fund is $986,399.

(d)   Non-income producing security.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This issuer has filed for protection in bankruptcy court.

(g) Non-income producing security which in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2016 through September 30, 2016),

(h)   Interest rate shown reflects yield as of September 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(i)   This security serves as collateral for securities on loan.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,013,509 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,382,317.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Canada.....................................  $    13,971,407  $  13,971,407  $            --  $           --
   Portugal...................................        1,259,991             --        1,259,991              --*
   United Kingdom.............................       11,474,244      1,392,364       10,081,880              --
   Other Country Categories**.................      181,599,059             --      181,599,059              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................      208,304,701     15,363,771      192,940,930              --*
Real Estate Investment Trusts**...............       17,804,726             --       17,804,726              --
Money Market Funds............................          213,075        213,075               --              --
Repurchase Agreements.........................          773,324             --          773,324              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   227,095,826  $  15,576,846  $   211,518,980  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2016
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              22.3%
Real Estate                              16.3
Consumer Discretionary                   15.8
Materials                                14.6
Consumer Staples                         10.0
Information Technology                    6.5
Financials                                3.9
Health Care                               3.4
Utilities                                 3.4
Energy                                    2.3
Telecommunication Services                1.5
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                             28.7%
Euro                                     19.4
South Korean Won                         11.3
British Pound Sterling                    9.1
Hong Kong Dollar                          8.9
Australian Dollar                         6.3
Canadian Dollar                           6.1
Swedish Krona                             4.2
Danish Krone                              1.2
Swiss Franc                               1.1
US Dollar                                 1.1
Singapore Dollar                          0.9
Norwegian Krone                           0.8
New Zealand Dollar                        0.7
Israeli Shekel                            0.2
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 98.4%

             BERMUDA - 1.1%
    527,038  Brilliance China Automotive Holdings Ltd. (b).......  $    594,644
    833,878  COSCO SHIPPING Ports Ltd. (b).......................       857,983
    810,377  Hanergy Thin Film Power Group Ltd. (b) (c)..........             0
                                                                   ------------
                                                                      1,452,627
                                                                   ------------

             BRAZIL - 19.4%
    157,249  Banco Bradesco S.A. (Preference Shares) ............     1,434,613
    244,670  Banco do Brasil S.A. ...............................     1,715,319
    125,805  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e
                Futuros .........................................       650,272
     41,326  Braskem S.A. (Preference Shares) ...................       319,080
    368,544  Centrais Eletricas Brasileiras S.A. (Preference
                Shares) (c)......................................     2,705,025
    161,370  Cia de Saneamento Basico do Estado de Sao Paulo ....     1,498,012
    597,912  Cia Energetica de Minas Gerais (Preference Shares)..     1,577,444
    541,216  Cia Siderurgica Nacional S.A. (c)...................     1,512,739
     61,638  Cosan S.A. Industria e Comercio ....................       714,718
    252,981  CPFL Energia S.A. ..................................     1,881,712
     34,406  Hypermarcas S.A. ...................................       294,850
     61,995  Itau Unibanco Holding S.A. (Preference Shares) .....       677,110
    651,267  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................     1,670,146
    353,395  JBS S.A. ...........................................     1,284,421
    337,083  Kroton Educacional S.A. ............................     1,532,973
    116,420  Lojas Americanas S.A. (Preference Shares) ..........       722,761
    139,601  Lojas Renner S.A. ..................................     1,050,393
     36,449  Natura Cosmeticos S.A. .............................       350,015
     92,666  Raia Drogasil S.A. .................................     1,888,567
     21,381  Telefonica Brasil S.A. (Preference Shares) .........       308,669
    483,714  TIM Participacoes S.A. .............................     1,175,020
     41,586  Ultrapar Participacoes S.A. ........................       908,661
                                                                   ------------
                                                                     25,872,520
                                                                   ------------

             CAYMAN ISLANDS - 7.5%
     71,401  AAC Technologies Holdings, Inc. (b).................       721,438
  2,357,956  Belle International Holdings Ltd. (b)...............     1,632,600
    138,211  China Conch Venture Holdings Ltd. (b)...............       270,483
    106,754  China Resources Land Ltd. (b).......................       300,983
  2,211,273  China Zhongwang Holdings Ltd. (b) (d)...............     1,074,527
  2,062,800  Country Garden Holdings Co., Ltd. (b)...............     1,096,047
    765,864  Longfor Properties Co., Ltd. (b)....................     1,183,124
 12,274,224  Semiconductor Manufacturing International Corp.
                (b) (c)..........................................     1,382,665
    485,968  Sunny Optical Technology Group Co., Ltd. (b)........     2,414,597
                                                                   ------------
                                                                     10,076,464
                                                                   ------------

             CHILE - 1.2%
    442,481  Cencosud S.A. ......................................     1,326,316
     38,772  Latam Airlines Group S.A. (b) (c)...................       301,154
                                                                   ------------
                                                                      1,627,470
                                                                   ------------

             CHINA - 11.3%
    305,226  Anhui Conch Cement Co., Ltd., Class H (b)...........       843,605
     47,808  BYD Co., Ltd., Class H (b) (c)......................       318,011


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHINA (CONTINUED)
  2,334,952  China Cinda Asset Management Co., Ltd., Class H
                (b)..............................................  $    831,581
  3,000,576  China Communications Services Corp., Ltd.,
                Class H (b)......................................     1,883,382
    428,216  China Construction Bank Corp., Class H (b)..........       321,607
    280,685  China Galaxy Securities Co., Ltd., Class H (b)......       258,164
    173,413  China Shenhua Energy Co., Ltd., Class H (b).........       342,748
  2,066,470  China Telecom Corp., Ltd., Class H (b)..............     1,054,240
    516,729  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H (b)......................................       320,458
  1,093,411  Dongfeng Motor Group Co., Ltd., Class H (b).........     1,102,648
    672,045  Great Wall Motor Co., Ltd., Class H (b).............       660,858
    787,622  Guangzhou Automobile Group Co., Ltd., Class H (b)...     1,018,636
    951,898  Guangzhou R&F Properties Co., Ltd., Class H (b).....     1,508,431
  1,285,360  Huadian Power International Corp. Ltd., Class H
                (b)..............................................       580,167
    610,381  Huaneng Power International, Inc., Class H (b)......       384,982
    877,692  Huaneng Renewables Corp. Ltd., Class H (b)..........       308,580
  1,685,590  Sinopec Engineering Group Co., Ltd., Class H (b)....     1,460,411
  1,616,905  Sinopec Shanghai Petrochemical Co., Ltd., Class H
                (b)..............................................       821,106
  3,528,858  Zijin Mining Group Co., Ltd., Class H (b)...........     1,130,788
                                                                   ------------
                                                                     15,150,403
                                                                   ------------

             COLOMBIA - 1.1%
     31,680  Bancolombia S.A. (Preference Shares) ...............       306,983
    128,598  Grupo Nutresa S.A. .................................     1,130,169
                                                                   ------------
                                                                      1,437,152
                                                                   ------------

             CZECH REPUBLIC - 0.8%
     61,809  CEZ A.S. (b)........................................     1,104,203
                                                                   ------------

             HONG KONG - 7.2%
    149,724  Beijing Enterprises Holdings Ltd. (b)...............       764,081
    649,568  China Everbright Ltd. (b)...........................     1,339,648
  2,941,274  China Jinmao Holdings Group Ltd. (b)................       912,883
    184,316  China Merchants Port Holdings Co., Ltd. (b).........       494,425
    345,447  China Overseas Land & Investment Ltd. (b)...........     1,187,645
  2,633,905  China Power International Development Ltd. (b)......     1,020,504
    584,943  China Resources Power Holdings Co., Ltd. (b)........     1,016,887
    619,658  China Unicom Hong Kong Ltd. (b).....................       754,982
    924,322  CNOOC Ltd. (b)......................................     1,166,045
  2,061,624  Shenzhen Investment Ltd. (b)........................       989,551
                                                                   ------------
                                                                      9,646,651
                                                                   ------------

             HUNGARY - 0.6%
     13,611  MOL Hungarian Oil & Gas PLC (b).....................       843,236
                                                                   ------------

             INDIA - 4.0%
    665,826  Ashok Leyland Ltd. (b)..............................       801,200
     42,260  JSW Steel Ltd. (b)..................................     1,104,195
    337,733  Oil & Natural Gas Corp., Ltd. (b)...................     1,307,984
    140,277  Tata Motors Ltd. (b)................................     1,123,046
    169,633  Tata Steel Ltd. (b).................................       959,332
                                                                   ------------
                                                                      5,295,757
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDONESIA - 2.4%
  2,016,652  Charoen Pokphand Indonesia Tbk PT (b)...............  $    543,260
    221,741  Gudang Garam Tbk PT (b).............................     1,055,136
  1,002,045  Indofood Sukses Makmur Tbk PT (b)...................       670,153
  1,384,276  Perusahaan Gas Negara Persero Tbk (b)...............       305,827
  1,093,547  Telekomunikasi Indonesia Persero Tbk PT (b).........       364,138
    236,594  United Tractors Tbk PT (b)..........................       322,342
                                                                   ------------
                                                                      3,260,856
                                                                   ------------

             ISLE OF MAN (U.K.) - 0.2%
     21,374  New Europe Property Investments PLC ................       242,205
                                                                   ------------

             MALAYSIA - 1.4%
    108,500  Genting Bhd (b).....................................       208,272
    424,500  HAP Seng Consolidated Bhd ..........................       790,388
    922,100  IOI Properties Group Bhd ...........................       555,200
    719,400  YTL Power International Bhd ........................       278,331
                                                                   ------------
                                                                      1,832,191
                                                                   ------------

             MALTA - 0.7%
    121,248  Brait SE (b) (c)....................................       975,202
                                                                   ------------

             MEXICO - 3.7%
    134,855  Alfa S.A.B. de C.V., Class A .......................       210,040
    288,599  Alsea SAB de C.V. ..................................       976,546
    137,758  Gentera S.A.B. de C.V. .............................       248,877
     51,273  Gruma S.A.B. de C.V., Class B ......................       672,666
    366,416  Grupo Bimbo S.A.B. de C.V., Series A ...............       969,437
     63,201  Industrias Bachoco S.A.B. de C.V., Series B ........       264,118
    855,556  OHL Mexico S.A.B. de C.V. (c).......................     1,135,314
     40,728  Promotora y Operadora de Infraestructura S.A.B.
                de C.V. .........................................       438,456
                                                                   ------------
                                                                      4,915,454
                                                                   ------------

             NETHERLANDS - 1.4%
     64,380  X5 Retail Group N.V., GDR (b) (c)...................     1,866,964
                                                                   ------------

             POLAND - 1.1%
     41,862  Cyfrowy Polsat S.A. (b) (c).........................       268,286
     27,499  Polski Koncern Naftowy ORLEN S.A. (b)...............       467,680
    572,925  Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)....       757,139
                                                                   ------------
                                                                      1,493,105
                                                                   ------------

             RUSSIA - 8.9%
    370,584  Gazprom PJSC (b)....................................       796,111
 49,595,511  Inter Rao Ues PJSC (b)..............................     2,519,849
     13,921  Lukoil PJSC (b).....................................       680,144
    521,211  Moscow Exchange MICEX-RTS PJSC (b)..................     1,050,805
     19,360  PhosAgro PJSC, GDR .................................       249,744
    370,207  Rostelecom PJSC (b).................................       464,682
104,967,061  RusHydro PJSC (b)...................................     1,295,503
    830,351  Sberbank of Russia PJSC (b).........................     1,921,860
  2,298,052  Surgutneftegas OJSC (b).............................     1,123,867


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             RUSSIA (CONTINUED)
    252,789  Tatneft PJSC (b)....................................  $  1,289,206
        201  Transneft PJSC (Preference Shares) (b)..............       432,440
                                                                   ------------
                                                                     11,824,211
                                                                   ------------

             SOUTH AFRICA - 4.4%
     44,376  Anglo American Platinum Ltd. (b) (c)................     1,248,446
     58,898  AngloGold Ashanti Ltd. (b) (c)......................       941,327
     43,054  Bidvest Group (The) Ltd. (b)........................       507,652
    137,381  Gold Fields Ltd. (b)................................       665,946
     59,393  MTN Group Ltd. (b)..................................       509,167
     69,376  Shoprite Holdings Ltd. (b)..........................       969,365
    283,539  Sibanye Gold Ltd. (b)...............................     1,008,094
                                                                   ------------
                                                                      5,849,997
                                                                   ------------

             TAIWAN - 7.8%
    298,827  Asia Cement Corp. (b)...............................       261,757
  1,817,051  AU Optronics Corp. (b)..............................       667,045
    133,113  Catcher Technology Co., Ltd. (b)....................     1,089,200
  1,304,771  Compal Electronics, Inc. (b)........................       807,842
    668,094  Far Eastern New Century Corp. (b)...................       501,239
    614,495  Foxconn Technology Co., Ltd. (b)....................     1,811,919
    341,887  Hon Hai Precision Industry Co., Ltd. (b)............       865,201
  3,904,645  Innolux Corp. (b)...................................     1,327,049
    673,995  Lite-On Technology Corp. (b)........................       974,414
    350,952  Pegatron Corp. (b)..................................       908,266
  3,302,799  United Microelectronics Corp. (b)...................     1,219,615
                                                                   ------------
                                                                     10,433,547
                                                                   ------------

             THAILAND - 3.2%
     48,000  Airports of Thailand PCL ...........................       552,727
  1,180,800  Charoen Pokphand Foods PCL .........................     1,081,974
  2,328,000  Home Product Center PCL ............................       671,862
  3,803,500  IRPC PCL ...........................................       535,673
    317,200  PTT Global Chemical PCL ............................       537,821
    138,900  Thai Oil PCL .......................................       274,593
    919,200  Thai Union Group PCL, Class F ......................       567,702
                                                                   ------------
                                                                      4,222,352
                                                                   ------------

             TURKEY - 9.0%
    191,673  Akbank TAS (b)......................................       513,479
    200,579  Arcelik A.S. (b)....................................     1,411,641
     62,948  BIM Birlesik Magazalar A.S. (b).....................     1,050,030
    181,275  Eregli Demir ve Celik Fabrikalari TAS (b)...........       249,469
    103,476  Ford Otomotiv Sanayi A.S. (b).......................     1,090,980
    236,740  Haci Omer Sabanci Holding A.S. (b)..................       732,397
    214,850  KOC Holding A.S. (b)................................       923,070
    168,113  Tofas Turk Otomobil Fabrikasi A.S. (b)..............     1,225,810
      9,689  Tupras Turkiye Petrol Rafinerileri A.S. (b).........       183,476
    493,337  Turk Hava Yollari AO (b) (c)........................       844,977
    129,725  Turkcell Iletisim Hizmetleri A.S. (b) (c)...........       419,451


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
    146,820  Turkiye Halk Bankasi A.S. (b).......................  $    446,186
    329,882  Turkiye Is Bankasi, Class C (b).....................       522,198
    815,939  Turkiye Vakiflar Bankasi TAO (b)....................     1,248,189
    926,043  Yapi ve Kredi Bankasi A.S. (b) (c)..................     1,132,137
                                                                   ------------
                                                                     11,993,490
                                                                   ------------
             TOTAL COMMON STOCKS ................................   131,416,057
             (Cost $126,877,000)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.8%

             SOUTH AFRICA - 0.8%
    163,408  Growthpoint Properties Ltd. (b).....................       301,060
     88,868  Resilient REIT Ltd. (b).............................       743,511
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     1,044,571
             (Cost $1,121,605)                                     ------------

MONEY MARKET FUNDS - 0.1%
    190,609  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.20% (e) (f).......       190,609
             (Cost $190,609)                                       ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.5%
$   156,697  JPMorgan Chase & Co., 0.35% (e), dated 9/30/16, due
             10/3/16, with a maturity value of $156,701.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/20 to 11/30/20. The value of the
             collateral including accrued interest is
             $160,332. (f).......................................       156,697
    535,092  RBC Capital Markets LLC, 0.40% (e), dated 9/30/16, due 10/3/16, with a maturity value of $535,110.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $553,265. (f).......................................       535,092
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................       691,789
             (Cost $691,789)                                       ------------

             TOTAL INVESTMENTS - 99.8% ..........................   133,343,026
             (Cost $128,881,003) (g)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............       265,783
                                                                   ------------
             NET ASSETS - 100.0% ................................  $133,608,809
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $92,570,966 or 69.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $805,894 and the total value of the collateral held by the Fund is $882,398.

(e)   Interest rate shown reflects yield as of September 30, 2016.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,721,238 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,259,215.

GDR   Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Bermuda....................................  $     1,452,627  $          --  $     1,452,627  $           --*
   Brazil.....................................       25,872,520     25,872,520               --              --
   Chile......................................        1,627,470      1,326,316          301,154              --
   Colombia...................................        1,437,152      1,437,152               --              --
   Isle Of Man (U.K.).........................          242,205        242,205               --              --
   Malaysia...................................        1,832,191      1,623,919          208,272              --
   Mexico.....................................        4,915,454      4,915,454               --              --
   Russia.....................................       11,824,211        249,744       11,574,467              --
   Thailand...................................        4,222,352      4,222,352               --              --
   Other Country Categories**.................       77,989,875             --       77,989,875              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................      131,416,057     39,889,662       91,526,395              --*
Real Estate Investment Trusts**...............        1,044,571             --        1,044,571              --
Money Market Funds............................          190,609        190,609               --              --
Repurchase Agreements.........................          691,789             --          691,789              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   133,343,026  $  40,080,271  $    93,262,755  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $12,035,495 from Level 2 to Level 1 and $0 from Level 2 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. The common stock that transferred from Level 2 to Level 3 did so as a result of negative news related to the company.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In:                                                   --
   Common Stocks                                                --*
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2016
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                               13.8%
Utilities                                12.4
Consumer Staples                         12.1
Consumer Discretionary                   11.8
Information Technology                   10.7
Materials                                 9.8
Energy                                    9.2
Industrials                               8.2
Real Estate                               6.8
Telecommunication Services                5.2
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AIRLINES - 3.6%
    392,411  Deutsche Lufthansa AG (a)...........................  $  4,374,737
                                                                   ------------

             AUTO COMPONENTS - 6.4%
     14,644  Continental AG (a)..................................     3,085,509
    114,920  Hella KGaA Hueck & Co. (a)..........................     4,558,726
                                                                   ------------
                                                                      7,644,235
                                                                   ------------

             AUTOMOBILES - 10.5%
     62,807  Bayerische Motoren Werke AG (a).....................     5,288,051
     61,765  Daimler AG (a)......................................     4,356,142
     22,892  Volkswagen AG (Preference Shares) (a)...............     3,015,618
                                                                   ------------
                                                                     12,659,811
                                                                   ------------

             BANKS - 2.3%
    425,696  Commerzbank AG (a)..................................     2,750,401
                                                                   ------------

             CHEMICALS - 12.8%
     36,120  BASF SE (a).........................................     3,092,786
    123,623  Evonik Industries AG (a)............................     4,185,176
    225,243  K+S AG (a) (b)......................................     4,277,069
     40,544  Symrise AG (a)......................................     2,973,279
     10,533  Wacker Chemie AG (a)................................       888,283
                                                                   ------------
                                                                     15,416,593
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 4.2%
     35,714  HOCHTIEF AG (a).....................................     5,040,138
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.9%
     24,497  HeidelbergCement AG (a).............................     2,316,727
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
    108,170  Deutsche Telekom AG (a).............................     1,817,312
                                                                   ------------

             ELECTRICAL EQUIPMENT - 4.3%
     88,786  OSRAM Licht AG (a)..................................     5,215,860
                                                                   ------------

             FOOD PRODUCTS - 3.9%
    167,164  Suedzucker AG (a)...................................     4,648,940
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 7.1%
    113,410  Carl Zeiss Meditec AG (a)...........................     4,340,620
     49,822  Sartorius AG (Preference Shares) (a)................     4,150,527
                                                                   ------------
                                                                      8,491,147
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.5%
     37,667  Fresenius SE & Co., KGaA (a)........................     3,008,899
                                                                   ------------

             HOUSEHOLD PRODUCTS - 1.7%
     15,088  Henkel AG & Co. KGaA (Preference Shares) (a)........     2,053,493
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 0.9%
      9,001  Siemens AG (a)......................................     1,055,460
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE - 1.6%
      6,466  Allianz SE (a)......................................  $    960,914
      8,809  Hannover Rueck SE (a)...............................       944,284
                                                                   ------------
                                                                      1,905,198
                                                                   ------------

             IT SERVICES - 1.8%
     41,886  Wirecard AG (a) ....................................     2,175,864
                                                                   ------------

             MACHINERY - 1.6%
     39,069  DMG Mori AG (a).....................................     1,904,376
                                                                   ------------

             MEDIA - 1.5%
     35,073  Axel Springer SE (a)................................     1,797,253
                                                                   ------------

             MULTI-UTILITIES - 2.2%
     91,560  E.ON SE (a).........................................       650,762
    116,479  RWE AG (a) (c)......................................     2,011,536
                                                                   ------------
                                                                      2,662,298
                                                                   ------------

             PERSONAL PRODUCTS - 0.8%
      9,735  Beiersdorf AG (a)...................................       918,917
                                                                   ------------

             PHARMACEUTICALS - 5.7%
     27,230  Merck KGaA (a)......................................     2,937,161
     71,182  STADA Arzneimittel AG (a)...........................     3,960,499
                                                                   ------------
                                                                      6,897,660
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 10.2%
    135,367  Deutsche Wohnen AG (a)..............................     4,925,748
    179,024  Grand City Properties S.A. (a)......................     3,505,151
    100,936  Vonovia SE (a)......................................     3,826,400
                                                                   ------------
                                                                     12,257,299
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
    191,079  Infineon Technologies AG (a)........................     3,407,231
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 5.4%
     32,169  adidas AG (a).......................................     5,594,977
     16,236  HUGO BOSS AG (a)....................................       898,751
                                                                   ------------
                                                                      6,493,728
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.6%
     34,416  Fraport AG Frankfurt Airport Services Worldwide
                (a)..............................................     1,883,592
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.9%
     35,814  Freenet AG (a)......................................     1,048,228
                                                                   ------------
             TOTAL COMMON STOCKS ................................   119,845,397
             (Cost $119,091,434)                                   ------------

MONEY MARKET FUNDS - 0.4%
    438,428  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.20% (d) (e).......       438,428
             (Cost $438,428)                                       ------------


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.3%
  $ 360,424  JPMorgan Chase & Co., 0.35% (d), dated 9/30/16, due
             10/3/16, with a maturity value of $360,434.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/20 to 11/30/20. The value of the
             collateral including accrued interest is
             $368,785. (e).......................................  $    360,424
  1,230,786  RBC Capital Markets LLC, 0.40% (d), dated 9/30/16, due 10/3/16, with a maturity value of $1,230,828.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $1,272,586. (e).....................................     1,230,786
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     1,591,210
             (Cost $1,591,210)                                     ------------

             TOTAL INVESTMENTS - 101.4% .........................   121,875,035
             (Cost $121,121,072) (f)

             NET OTHER ASSETS AND LIABILITIES - (1.4%) ..........    (1,739,269)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $120,135,766
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $119,845,397 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolios of Investments). The aggregate value of such securities is $1,976,418 and the total value of the collateral held by the Fund is $2,029,638.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of September 30, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,820,016 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,066,053.


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolios of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   119,845,397  $          -- $    119,845,397 $            --
Money Market Funds............................          438,428        438,428               --              --
Repurchase Agreements.........................        1,591,210             --        1,591,210              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   121,875,035  $     438,428  $   121,436,607  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $2,899,921 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   23.9%
Industrials                              16.2
Health Care                              15.3
Materials                                14.8
Real Estate                              10.2
Consumer Staples                          6.4
Information Technology                    4.7
Financials                                3.9
Telecommunication Services                2.4
Utilities                                 2.2
                                        ------
TOTAL                                   100.0%
                                        ======

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Germany                                           96.8%
Luxembourg                                         2.9
United States                                      1.7
-------------------------------------------------------
TOTAL INVESTMENTS                                101.4
NET OTHER ASSETS AND LIABILITIES                  (1.4)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 96.2%

             AEROSPACE & DEFENSE - 3.4%
     76,743  Bombardier, Inc. (a)................................  $    105,292
      9,538  CAE, Inc. ..........................................       135,442
                                                                   ------------
                                                                        240,734
                                                                   ------------

             AUTO COMPONENTS - 4.9%
      8,207  Magna International, Inc. ..........................       352,314
                                                                   ------------

             CAPITAL MARKETS - 5.7%
      5,225  Brookfield Asset Management, Inc., Class A .........       183,718
      8,466  IGM Financial, Inc. (b).............................       228,565
                                                                   ------------
                                                                        412,283
                                                                   ------------

             CHEMICALS - 6.4%
      2,547  Agrium, Inc. .......................................       230,733
     14,179  Potash Corp. of Saskatchewan, Inc. .................       230,742
                                                                   ------------
                                                                        461,475
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.5%
      3,410  Ritchie Bros. Auctioneers, Inc. ....................       119,484
        798  Waste Connections, Inc. ............................        59,518
                                                                   ------------
                                                                        179,002
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 5.4%
      6,860  SNC-Lavalin Group, Inc. ............................       269,443
      3,767  WSP Global, Inc. ...................................       118,671
                                                                   ------------
                                                                        388,114
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.7%
     16,301  Element Fleet Management Corp. .....................       204,019
        942  Onex Corp. .........................................        60,665
                                                                   ------------
                                                                        264,684
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
      1,218  BCE, Inc. ..........................................        56,251
      3,579  TELUS Corp. ........................................       118,095
                                                                   ------------
                                                                        174,346
                                                                   ------------

             ELECTRIC UTILITIES - 3.1%
      6,818  Fortis, Inc. .......................................       219,255
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.0%
      6,615  Metro, Inc. ........................................       217,164
                                                                   ------------

             FOOD PRODUCTS - 2.6%
      8,094  Maple Leaf Foods, Inc. .............................       185,762
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 1.7%
      2,768  Restaurant Brands International, Inc. ..............       123,425
                                                                   ------------

             INSURANCE - 7.7%
        107  Fairfax Financial Holdings Ltd. ....................        62,695
      5,499  Industrial Alliance Insurance & Financial Services,
                Inc. ............................................       197,963


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
      4,213  Manulife Financial Corp. ...........................  $     59,440
      8,121  Power Corp. of Canada ..............................       172,021
      1,754  Sun Life Financial, Inc. ...........................        57,074
                                                                   ------------
                                                                        549,193
                                                                   ------------

             MEDIA - 4.3%
      2,011  Quebecor, Inc., Class B ............................        61,114
     12,007  Shaw Communications, Inc. ..........................       245,732
                                                                   ------------
                                                                        306,846
                                                                   ------------

             METALS & MINING - 21.0%
     11,516  Detour Gold Corp. (a)...............................       250,518
     15,057  Goldcorp, Inc. .....................................       248,473
     23,483  Kinross Gold Corp. (a)..............................        98,983
      9,792  Silver Wheaton Corp. ...............................       264,514
     21,881  Teck Resources Ltd., Class B .......................       394,440
     85,172  Turquoise Hill Resources Ltd. (a)...................       251,890
                                                                   ------------
                                                                      1,508,818
                                                                   ------------

             MULTI-UTILITIES - 2.4%
      4,928  ATCO, Ltd., Class I  ...............................       175,116
                                                                   ------------

             MULTILINE RETAIL - 1.5%
      1,058  Canadian Tire Corp., Ltd., Class A .................       105,949
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 11.6%
     20,828  Cenovus Energy, Inc. ...............................       298,937
      2,322  Enbridge Income Fund Holdings (b)...................        60,176
     12,075  Seven Generations Energy Ltd., Class A (a)..........       290,658
      3,820  TransCanada Corp. ..................................       181,428
                                                                   ------------
                                                                        831,199
                                                                   ------------

             PHARMACEUTICALS - 2.9%
      8,573  Valeant Pharmaceuticals International, Inc. (a).....       210,347
                                                                   ------------
             TOTAL COMMON STOCKS ................................     6,906,026
             (Cost $6,640,132)                                     ------------

REAL ESTATE INVESTMENT TRUSTS - 3.6%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.6%
     11,224  Canadian Apartment Properties ......................       261,960
             (Cost $285,000)                                       ------------

MONEY MARKET FUNDS - 0.2%
     12,600  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.20% (c) (d).......        12,600
             (Cost $12,600)                                        ------------


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.6%
$    10,358  JPMorgan Chase & Co., 0.35% (c), dated 9/30/16, due
             10/3/16, with a maturity value of $10,358.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.625%, due 7/31/20 to 11/30/20. The value of the
             collateral including accrued interest is
             $10,598. (d)........................................  $     10,358
     35,371  RBC Capital Markets LLC, 0.40% (c), dated 9/30/16, due 10/3/16, with a maturity value of $35,372.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $36,572. (d)........................................        35,371
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................        45,729
             (Cost $45,729)                                        ------------

             TOTAL INVESTMENTS - 100.6% .........................     7,226,315
             (Cost $6,983,461) (e)

             NET OTHER ASSETS AND LIABILITIES - (0.6%) ..........       (46,045)
                                                                   ------------
             NET ASSETS - 100.0% ................................. $  7,180,270
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $54,903 and the total value of the collateral held by the Fund is $58,329.

(c)   Interest rate shown reflects yield as of September 30, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $525,045 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $282,191.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,906,026  $   6,906,026  $            --  $           --
Real Estate Investment Trusts*................          261,960        261,960               --              --
Money Market Funds............................           12,600         12,600               --              --
Repurchase Agreements.........................           45,729             --           45,729              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     7,226,315  $   7,180,586  $        45,729  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Canada                                            99.8%
United States                                      0.8
-------------------------------------------------------
TOTAL INVESTMENTS                                100.6
NET OTHER ASSETS AND LIABILITIES                  (0.6)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                                     % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                27.5%
Financials                               17.1
Consumer Discretionary                   12.4
Energy                                   11.6
Industrials                              11.3
Consumer Staples                          5.6
Utilities                                 5.5
Real Estate                               3.7
Health Care                               2.9
Telecommunication Services                2.4
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 72.3%

             AIRLINES - 3.5%
     22,859  Qantas Airways Ltd. (a).............................  $     54,903
                                                                   ------------

             BANKS - 3.6%
      1,336  Australia & New Zealand Banking Group Ltd. (a)......        28,459
      3,357  Bendigo and Adelaide Bank Ltd. (a)..................        27,842
                                                                   ------------
                                                                         56,301
                                                                   ------------

             BEVERAGES - 1.0%
      1,958  Coca-Cola Amatil Ltd. (a)...........................        15,439
                                                                   ------------

             BIOTECHNOLOGY - 0.8%
        144  CSL Ltd. (a)........................................        11,841
                                                                   ------------

             CAPITAL MARKETS - 0.9%
        234  Macquarie Group Ltd. (a)............................        14,799
                                                                   ------------

             CHEMICALS - 2.3%
     16,278  Incitec Pivot Ltd. (a)..............................        35,379
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.3%
        902  CIMIC Group Ltd. (a)................................        19,977
                                                                   ------------

             CONSTRUCTION MATERIALS - 2.6%
      7,773  Boral Ltd. (a)......................................        40,435
                                                                   ------------

             CONTAINERS & PACKAGING - 1.6%
      2,159  Amcor Ltd. (a)......................................        25,147
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
      5,797  Telstra Corp., Ltd. (a).............................        23,113
      5,417  TPG Telecom Ltd. (a)................................        35,946
                                                                   ------------
                                                                         59,059
                                                                   ------------

             ELECTRIC UTILITIES - 2.4%
     29,480  AusNet Services (a).................................        37,157
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.7%
        804  Wesfarmers Ltd. (a).................................        27,257
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
        665  Cochlear Ltd. (a)...................................        72,081
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 5.9%
        674  Ramsay Health Care Ltd. (a).........................        41,012
      2,991  Sonic Healthcare Ltd. (a)...........................        50,650
                                                                   ------------
                                                                         91,662
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 7.9%
      5,839  Aristocrat Leisure Ltd. (a).........................        71,043
        946  Domino's Pizza Enterprises Ltd. (a).................        51,256
                                                                   ------------
                                                                        122,299
                                                                   ------------

             INSURANCE - 4.1%
     27,315  Medibank Pvt Ltd. (a)...............................        52,035


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
      1,545  QBE Insurance Group Ltd. (a)........................  $     11,055
                                                                   ------------
                                                                         63,090
                                                                   ------------

             MEDIA - 0.8%
        271  REA Group Ltd. (a)..................................        11,787
                                                                   ------------

             METALS & MINING - 10.5%
     23,022  Fortescue Metals Group Ltd. (a).....................        88,119
      2,102  Newcrest Mining Ltd. (a)............................        35,482
     20,929  South32 Ltd. (a)....................................        38,995
                                                                   ------------
                                                                        162,596
                                                                   ------------

             MULTI-UTILITIES - 3.1%
      3,342  AGL Energy Ltd. (a).................................        48,928
                                                                   ------------

             MULTILINE RETAIL - 0.9%
      3,496  Harvey Norman Holdings Ltd. (a).....................        13,994
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.3%
      8,408  Origin Energy Ltd. (a)..............................        35,459
                                                                   ------------

             PROFESSIONAL SERVICES - 2.4%
      3,179  SEEK Ltd. (a).......................................        38,110
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
      3,837  LendLease Group (a).................................        41,580
                                                                   ------------

             ROAD & RAIL - 0.8%
      3,344  Aurizon Holdings Ltd. (a)...........................        12,091
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.8%
      1,344  Transurban Group (a)................................        11,746
                                                                   ------------
             TOTAL COMMON STOCKS ................................     1,123,117
             (Cost $969,495)                                       ------------

REAL ESTATE INVESTMENT TRUSTS - 27.1%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 27.1%
      8,933  Dexus Property Group (a)............................        62,786
     11,333  Goodman Group (a)...................................        63,518
     11,915  GPT Group (a).......................................        46,398
     39,890  Mirvac Group (a)....................................        68,770
     13,102  Scentre Group (a)...................................        47,301
     17,108  Stockland (a).......................................        62,657
      9,708  Vicinity Centres (a)................................        23,675
      6,053  Westfield Corp. (a).................................        45,292
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       420,397
             (Cost $359,876)                                       ------------


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------

             TOTAL INVESTMENTS - 99.4% ..........................  $  1,543,514
             (Cost $1,329,371) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ............         9,789
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,553,303
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $1,543,514 or 99.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $259,552 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,409.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,123,117  $          --  $     1,123,117  $           --
Real Estate Investment Trusts*................          420,397             --          420,397              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     1,543,514  $          --  $     1,543,514  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Australia                                         99.4%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.4
NET OTHER ASSETS AND LIABILITIES                   0.6
                                                 ------
TOTAL                                            100.0%
                                                 ======

*  See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              29.9%
Materials                                17.1
Health Care                              11.4
Consumer Discretionary                    9.6
Industrials                               8.8
Financials                                8.7
Utilities                                 5.6
Telecommunication Services                3.8
Consumer Staples                          2.8
Energy                                    2.3
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 83.5%

             AEROSPACE & DEFENSE - 3.4%
     79,203  BAE Systems PLC (a).................................  $    538,047
     51,124  Meggitt PLC (a).....................................       298,396
     29,166  Rolls-Royce Holdings PLC (a)........................       272,110
                                                                   ------------
                                                                      1,108,553
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 0.4%
     20,710  Royal Mail PLC (a)..................................       131,418
                                                                   ------------

             AIRLINES - 2.9%
     38,218  easyJet PLC (a).....................................       498,325
     84,127  International Consolidated Airlines Group S.A. (a)..       434,636
                                                                   ------------
                                                                        932,961
                                                                   ------------

             BANKS - 0.5%
     22,271  HSBC Holdings PLC (a)...............................       167,406
                                                                   ------------

             CAPITAL MARKETS - 3.8%
     94,756  3i Group PLC (a)....................................       798,927
    147,524  Henderson Group PLC (a).............................       442,853
                                                                   ------------
                                                                      1,241,780
                                                                   ------------

             CHEMICALS - 1.0%
      7,408  Johnson Matthey PLC (a).............................       315,983
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.3%
     11,470  Babcock International Group PLC (a).................       153,560
      8,520  Berendsen PLC (a)...................................       136,976
    161,113  Rentokil Initial PLC (a)............................       463,069
                                                                   ------------
                                                                        753,605
                                                                   ------------

             CONTAINERS & PACKAGING - 2.0%
     52,971  RPC Group PLC (a)...................................       658,263
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
     50,613  BT Group PLC (a)....................................       254,650
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 2.1%
     40,809  Halma PLC (a).......................................       554,058
      5,686  Spectris PLC (a)....................................       144,784
                                                                   ------------
                                                                        698,842
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 0.5%
     15,080  John Wood Group PLC (a).............................       148,438
                                                                   ------------

             FOOD & STAPLES RETAILING - 2.3%
    133,998  J Sainsbury PLC (a).................................       426,792
    110,734  Wm Morrison Supermarkets PLC (a)....................       312,674
                                                                   ------------
                                                                        739,466
                                                                   ------------

             FOOD PRODUCTS - 1.8%
     62,082  Tate & Lyle PLC (a).................................       602,615
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES - 3.9%
     47,376  Mediclinic International PLC (a)....................  $    568,113
     40,063  NMC Health PLC......................................       711,409
                                                                   ------------
                                                                      1,279,522
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 6.9%
      9,404  Carnival PLC (a)....................................       458,815
     36,484  Compass Group PLC (a)...............................       706,573
      7,537  InterContinental Hotels Group PLC (a)...............       310,638
      5,942  Whitbread PLC (a)...................................       301,570
    120,884  William Hill PLC (a)................................       476,888
                                                                   ------------
                                                                      2,254,484
                                                                   ------------

             HOUSEHOLD DURABLES - 9.3%
    102,376  Barratt Developments PLC (a)........................       655,415
     21,866  Bellway PLC (a).....................................       670,542
     12,339  Berkeley Group Holdings PLC (a).....................       412,292
     28,680  Persimmon PLC (a)...................................       674,341
    313,703  Taylor Wimpey PLC (a)...............................       625,705
                                                                   ------------
                                                                      3,038,295
                                                                   ------------

             HOUSEHOLD PRODUCTS - 0.8%
      2,770  Reckitt Benckiser Group PLC (a).....................       260,781
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 2.3%
      6,302  DCC PLC (a).........................................       572,578
      8,997  Smiths Group PLC (a)................................       170,785
                                                                   ------------
                                                                        743,363
                                                                   ------------

             INSURANCE - 2.7%
     30,878  Direct Line Insurance Group PLC (a).................       145,860
     10,055  Hiscox Ltd. (a).....................................       135,681
     41,543  RSA Insurance Group PLC (a).........................       293,401
     70,679  Standard Life PLC (a)...............................       314,865
                                                                   ------------
                                                                        889,807
                                                                   ------------

             INTERNET & DIRECT MARKETING RETAIL - 2.0%
     10,409  ASOS PLC (a) (b)....................................       655,020
                                                                   ------------

             MEDIA - 1.7%
     42,727  Informa PLC (a).....................................       394,195
     16,187  UBM PLC (a).........................................       149,634
                                                                   ------------
                                                                        543,829
                                                                   ------------

             METALS & MINING - 5.2%
     28,546  Anglo American PLC (a) (b)..........................       355,992
     25,244  Fresnillo PLC (a)...................................       592,328
     29,729  Polymetal International PLC (a).....................       373,246


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING (CONTINUED)
      3,700  Randgold Resources Ltd. (a).........................  $    370,829
                                                                   ------------
                                                                      1,692,395
                                                                   ------------

             MULTI-UTILITIES - 0.8%
     18,932  National Grid PLC (a)...............................       267,373
                                                                   ------------

             MULTILINE RETAIL - 1.3%
     97,671  Marks & Spencer Group PLC (a).......................       419,021
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.5%
     71,043  BP PLC (a)..........................................       414,091
     15,094  Royal Dutch Shell PLC (a)...........................       391,323
                                                                   ------------
                                                                        805,414
                                                                   ------------

             PAPER & FOREST PRODUCTS - 1.0%
     14,875  Mondi PLC (a).......................................       312,524
                                                                   ------------

             PERSONAL PRODUCTS - 2.1%
     14,495  Unilever PLC (a)....................................       685,905
                                                                   ------------

             PHARMACEUTICALS - 2.0%
     28,741  BTG PLC (a) (b).....................................       236,082
     19,400  GlaxoSmithKline PLC (a).............................       413,192
                                                                   ------------
                                                                        649,274
                                                                   ------------

             PROFESSIONAL SERVICES - 2.1%
     11,929  Intertek Group PLC (a)..............................       538,521
      7,540  RELX PLC (a)........................................       142,985
                                                                   ------------
                                                                        681,506
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
    174,678  Capital & Counties Properties PLC (a)...............       651,117
                                                                   ------------

             SOFTWARE - 0.6%
      6,431  Micro Focus International PLC (a)...................       183,054
                                                                   ------------

             SPECIALTY RETAIL - 3.1%
     44,995  JD Sports Fashion PLC (a)...........................       860,277
     32,174  Kingfisher PLC (a)..................................       156,979
                                                                   ------------
                                                                      1,017,256
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.0%
     17,887  Burberry Group PLC (a)..............................       319,181
                                                                   ------------

             TOBACCO - 2.4%
      2,141  British American Tobacco PLC (a)....................       136,544
     12,797  Imperial Brands PLC (a).............................       658,670
                                                                   ------------
                                                                        795,214
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 4.0%
     29,254  Ashtead Group PLC (a)...............................       480,770
     22,537  Bunzl PLC (a).......................................       664,581


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

   SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
      2,681  Wolseley PLC (a)....................................  $    150,786
                                                                   ------------
                                                                      1,296,137
                                                                   ------------
             TOTAL COMMON STOCKS ................................    27,194,452
             (Cost $29,240,441)                                    ------------

REAL ESTATE INVESTMENT TRUSTS - 16.4%
             EQUITY REAL ESTATE INVESTMENT TRUSTS - 16.4%
     85,469  British Land Co., PLC (a)...........................       700,071
     19,854  Derwent London PLC (a)..............................       669,203
     82,808  Great Portland Estates PLC (a)......................       679,076
     96,430  Hammerson PLC (a)...................................       733,906
    143,063  Intu Properties PLC (a).............................       548,491
     39,947  Land Securities Group PLC (a).......................       547,423
    125,100  Segro PLC (a).......................................       734,972
     59,022  Shaftesbury PLC (a).................................       741,382
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     5,354,524
             (Cost $7,354,585)                                     ------------

             TOTAL INVESTMENTS - 99.9% ..........................    32,548,976
             (Cost $36,595,026) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............        26,639
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 32,575,615
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $31,837,567 or 97.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,075,036 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,121,086.


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Health Care Providers & Services...........  $     1,279,522  $     711,409  $       568,113  $           --
   Other Industry Categories*.................       25,914,930             --       25,914,930              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................       27,194,452        711,409       26,483,043              --
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts*................        5,354,524             --        5,354,524              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    32,548,976  $     711,409  $    31,837,567  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
United Kingdom                                    91.8%
Jersey                                             4.6
Ireland                                            1.8
Spain                                              1.3
Bermuda                                            0.4
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.9
NET OTHER ASSETS AND LIABILITIES                   0.1
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   25.3%
Real Estate                              18.5
Industrials                              17.3
Consumer Staples                          9.5
Materials                                 9.2
Financials                                7.1
Health Care                               5.9
Energy                                    2.9
Information Technology                    2.7
Utilities                                 0.8
Telecommunication Services                0.8
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.5%

             AUTO COMPONENTS - 1.6%
     23,845  Cheng Shin Rubber Industry Co., Ltd. (a)............  $     50,303
                                                                   ------------

             BANKS - 8.1%
     51,004  Chang Hwa Commercial Bank Ltd. (a)..................        26,184
     47,831  CTBC Financial Holding Co., Ltd. (a)................        27,881
     93,321  E.Sun Financial Holding Co., Ltd. (a)...............        53,327
     51,253  Hua Nan Financial Holdings Co. (a)..................        26,302
    177,971  SinoPac Financial Holdings Co., Ltd. (a)............        52,688
    209,099  Taishin Financial Holding Co., Ltd. (a).............        78,019
                                                                   ------------
                                                                        264,401
                                                                   ------------

             CAPITAL MARKETS - 0.9%
     77,496  Yuanta Financial Holding Co., Ltd. (a)..............        27,795
                                                                   ------------

             CHEMICALS - 1.6%
      9,950  Formosa Chemicals & Fibre Corp. (a).................        26,848
     13,212  Nan Ya Plastics Corp. (a)...........................        26,241
                                                                   ------------
                                                                         53,089
                                                                   ------------

             CONSTRUCTION MATERIALS - 2.4%
     57,774  Asia Cement Corp. (a)...............................        50,607
     25,147  Taiwan Cement Corp. (a).............................        28,682
                                                                   ------------
                                                                         79,289
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.9%
     64,219  Fubon Financial Holding Co., Ltd. (a)...............        95,423
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
     27,672  Chunghwa Telecom Co., Ltd. (a)......................        97,592
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 13.7%
    220,809  AU Optronics Corp. (a)..............................        81,060
     10,333  Delta Electronics, Inc. (a).........................        55,350
     42,984  Hon Hai Precision Industry Co., Ltd. (a)............       108,778
    298,501  Innolux Corp. (a)...................................       101,450
        821  Largan Precision Co., Ltd. (a)......................       100,060
                                                                   ------------
                                                                        446,698
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.9%
     16,055  President Chain Store Corp. (a).....................       127,876
                                                                   ------------

             FOOD PRODUCTS - 3.7%
     63,461  Uni-President Enterprises Corp. (a).................       119,403
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.9%
    167,907  Far Eastern New Century Corp. (a)...................       125,973
                                                                   ------------

             INSURANCE - 4.7%
     46,055  Cathay Financial Holding Co., Ltd. (a)..............        59,216


                        See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
    100,987  China Life Insurance Co., Ltd. (a)..................  $     92,771
                                                                   ------------
                                                                        151,987
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
     43,981  Advanced Semiconductor Engineering, Inc. (a)........        52,819
     14,879  Taiwan Semiconductor Manufacturing Co., Ltd. (a)....        87,461
    319,823  United Microelectronics Corp. (a)...................       118,100
                                                                   ------------
                                                                        258,380
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 34.0%
      9,889  Advantech Co., Ltd. (a).............................        85,117
      3,036  ASUSTeK Computer, Inc. (a)..........................        27,138
     16,967  Catcher Technology Co., Ltd. (a)....................       138,833
    159,201  Compal Electronics, Inc. (a)........................        98,568
     53,980  Foxconn Technology Co., Ltd. (a)....................       159,167
     31,148  HTC Corp. (a) (b)...................................        87,123
    141,086  Inventec Corp. (a)..................................       115,821
     91,834  Lite-On Technology Corp. (a)........................       132,767
     47,549  Pegatron Corp. (a)..................................       123,057
     66,062  Quanta Computer, Inc. (a)...........................       138,446
                                                                   ------------
                                                                      1,106,037
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 3.3%
     74,885  Pou Chen Corp. (a)..................................       105,810
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.8%
     31,038  Far EasTone Telecommunications Co., Ltd. (a)........        73,387
     14,328  Taiwan Mobile Co., Ltd. (a).........................        51,517
                                                                   ------------
                                                                        124,904
                                                                   ------------

             TOTAL INVESTMENTS - 99.5% ..........................     3,234,960
             (Cost $2,750,874) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............        17,304
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  3,252,264
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $3,234,960 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $531,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,896.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,234,960  $          --  $     3,234,960  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Taiwan                                            99.5%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.5
NET OTHER ASSETS AND LIABILITIES                   0.5
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   56.0%
Financials                               16.7
Consumer Staples                          7.6
Telecommunication Services                6.9
Consumer Discretionary                    4.8
Materials                                 4.1
Industrials                               3.9
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 92.4%

             AIRLINES - 2.1%
    138,000  Cathay Pacific Airways Ltd. (a).....................  $    192,915
                                                                   ------------

             AUTO COMPONENTS - 4.6%
    456,000  Xinyi Glass Holdings Ltd. (a).......................       414,580
                                                                   ------------

             BANKS - 0.7%
     36,000  Dah Sing Banking Group Ltd. (a).....................        64,904
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 0.8%
      6,400  VTech Holdings Ltd. (a).............................        73,185
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
    398,598  PCCW Ltd. (a).......................................       245,503
                                                                   ------------

             ELECTRIC UTILITIES - 3.0%
      7,597  Cheung Kong Infrastructure Holdings Ltd. (a)........        65,523
     19,500  CLP Holdings Ltd. (a)...............................       201,963
                                                                   ------------
                                                                        267,486
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.7%
     95,500  Sun Art Retail Group Ltd. (a).......................        66,054
                                                                   ------------

             FOOD PRODUCTS - 3.1%
    342,025  WH Group Ltd. (a) (b)...............................       276,439
                                                                   ------------

             GAS UTILITIES - 0.8%
     44,000  China Gas Holdings Ltd. (a).........................        70,007
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 2.5%
    134,000  Shangri-La Asia Ltd. (a)............................       147,281
    109,892  SJM Holdings Ltd. (a)...............................        81,438
                                                                   ------------
                                                                        228,719
                                                                   ------------

             HOUSEHOLD DURABLES - 4.8%
    371,200  Man Wah Holdings Ltd. (a)...........................       238,737
     48,496  Techtronic Industries Co., Ltd. (a).................       189,973
                                                                   ------------
                                                                        428,710
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 5.8%
     24,386  CK Hutchison Holdings Ltd. (a)......................       311,708
    127,285  NWS Holdings Ltd. (a)...............................       213,306
                                                                   ------------
                                                                        525,014
                                                                   ------------

             INSURANCE - 1.7%
     22,462  AIA Group Ltd. (a)..................................       151,051
                                                                   ------------

             PAPER & FOREST PRODUCTS - 7.4%
    451,500  Lee & Man Paper Manufacturing Ltd. (a)..............       412,451
    264,000  Nine Dragons Paper Holdings Ltd. (a)................       248,936
                                                                   ------------
                                                                        661,387
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 43.9%
     21,500  Cheung Kong Property Holdings Ltd. (a)..............       158,151
    752,500  Fullshare Holdings Ltd. (a).........................       438,085


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
     67,000  Great Eagle Holdings Ltd. (a).......................  $    301,353
     22,097  Hang Lung Group Ltd. (a)............................        84,500
     59,632  Henderson Land Development Co., Ltd. (a)............       355,810
     29,665  Hysan Development Co., Ltd. (a).....................       139,576
    136,395  Kerry Properties Ltd. (a)...........................       448,094
    330,875  New World Development Co., Ltd. (a).................       433,874
    159,000  Shimao Property Holdings Ltd. (a)...................       217,312
    164,527  Sino Land Co., Ltd. (a).............................       293,241
     10,667  Sun Hung Kai Properties Ltd. (a)....................       162,168
     18,000  Swire Pacific Ltd., Class A (a).....................       194,944
     75,600  Swire Properties Ltd. (a)...........................       222,352
     22,580  Wharf Holdings (The) Ltd. (a).......................       165,660
     56,985  Wheelock & Co., Ltd. (a)............................       338,478
                                                                   ------------
                                                                      3,953,598
                                                                   ------------

             ROAD & RAIL - 1.6%
     26,723  MTR Corp., Ltd. (a).................................       147,672
                                                                   ------------

             SPECIALTY RETAIL - 1.5%
     65,500  L'Occitane International S.A. ......................       130,385
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.7%
    138,000  Li & Fung Ltd. (a)..................................        71,107
     84,753  Yue Yuen Industrial Holdings Ltd. (a)...............       350,271
                                                                   ------------
                                                                        421,378
                                                                   ------------
             TOTAL COMMON STOCKS ................................     8,318,987
             (Cost $7,992,400)                                     ------------

REAL ESTATE INVESTMENT TRUSTS - 7.2%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.2%
    474,680  Champion REIT (a)...................................       288,838
     49,401  Link REIT (a).......................................       364,683
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       653,521
             (Cost $586,744)                                       ------------

             TOTAL INVESTMENTS - 99.6% ..........................     8,972,508
             (Cost $8,579,144) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............        32,150
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  9,004,658
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $8,842,123 or 98.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $651,036 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $257,672.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
Speciality Retail.............................  $       130,385  $     130,385  $            --  $           --
Other Industry Categories*....................        8,188,602             --        8,188,602              --
                                                ---------------  -------------  ---------------  --------------
Total Common Stocks...........................        8,318,987        130,385        8,188,602              --
Real Estate Investment Trusts*................          653,521             --          653,521              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     8,972,508  $     130,385  $     8,842,123  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $130,385 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, this common stock was fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2015, exceeding a certain threshold.


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Hong Kong                                         48.7%
Cayman Islands                                    24.8
Bermuda                                           24.7
Luxembourg                                         1.4
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.6
NET OTHER ASSETS AND LIABILITIES                   0.4
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              51.4%
Consumer Discretionary                   18.1
Industrials                               9.6
Materials                                 7.4
Consumer Staples                          3.8
Utilities                                 3.8
Telecommunication Services                2.7
Financials                                2.4
Information Technology                    0.8
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.5%

             AIR FREIGHT & LOGISTICS - 1.8%
     15,665  Panalpina Welttransport Holding AG (a)..............  $  2,182,680
                                                                   ------------

             BIOTECHNOLOGY - 3.2%
     22,343  Actelion Ltd. (a)...................................     3,877,271
                                                                   ------------

             BUILDING PRODUCTS - 6.0%
      5,366  dorma+kaba Holding AG (a)...........................     3,978,299
      7,432  Geberit AG (a)......................................     3,257,746
                                                                   ------------
                                                                      7,236,045
                                                                   ------------

             CAPITAL MARKETS - 8.7%
      8,751  Partners Group Holding AG (a).......................     4,421,318
    290,094  UBS Group AG (a)....................................     3,962,817
     43,359  Vontobel Holding AG (a).............................     2,156,357
                                                                   ------------
                                                                     10,540,492
                                                                   ------------

             CHEMICALS - 5.9%
     55,486  Clariant AG (a).....................................       956,562
      1,813  EMS-Chemie Holding AG (a)...........................       974,499
        932  Givaudan S.A. (a)...................................     1,900,087
        672  Sika AG (a).........................................     3,274,052
                                                                   ------------
                                                                      7,105,200
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.0%
     67,462  LafargeHolcim Ltd. (a)..............................     3,654,086
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.0%
     71,000  Pargesa Holding S.A. (a)............................     4,864,564
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
     14,658  Sunrise Communications Group A (a)..................     1,023,143
      5,666  Swisscom AG (a).....................................     2,695,145
                                                                   ------------
                                                                      3,718,288
                                                                   ------------

             FOOD PRODUCTS - 10.2%
     25,436  Aryzta AG (a).......................................     1,131,438
      3,807  Barry Callebaut AG (a)..............................     5,066,595
      7,681  Emmi AG (a).........................................     5,267,113
     12,129  Nestle S.A. (a).....................................       957,755
                                                                   ------------
                                                                     12,422,901
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 8.8%
      7,066  Sonova Holding AG (a)...............................     1,001,932
     11,879  Straumann Holding AG (a)............................     4,647,092
     24,800  Ypsomed Holding AG (a)..............................     5,085,663
                                                                   ------------
                                                                     10,734,687
                                                                   ------------

             INSURANCE - 13.2%
     25,277  Baloise Holding AG (a)..............................     3,060,588
      3,600  Helvetia Holding AG (a).............................     1,815,987
     20,358  Swiss Life Holding AG (a)...........................     5,279,291
     53,782  Swiss Re AG (a).....................................     4,857,506


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
      3,807  Zurich Insurance Group AG (a).......................  $    981,803
                                                                   ------------
                                                                     15,995,175
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES - 1.8%
     11,310  Lonza Group AG (a)..................................     2,164,722
                                                                   ------------

             MACHINERY - 10.0%
     16,001  Bucher Industries AG (a)............................     4,006,774
      3,519  Georg Fischer AG (a)................................     3,085,085
     10,358  Schindler Holding AG (a)............................     1,945,051
     39,897  SFS Group AG .......................................     3,145,765
                                                                   ------------
                                                                     12,182,675
                                                                   ------------

             PHARMACEUTICALS - 3.0%
     22,906  COSMO Pharmaceuticals NV (a)........................     3,652,791
                                                                   ------------

             PROFESSIONAL SERVICES - 3.0%
      1,637  SGS S.A. (a)........................................     3,668,149
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
      9,647  PSP Swiss Property AG (a)...........................       919,255
     31,006  Swiss Prime Site AG (a).............................     2,722,930
                                                                   ------------
                                                                      3,642,185
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.1%
    115,395  Logitech International S.A. (a).....................     2,590,172
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 7.0%
     64,255  Cie Financiere Richemont S.A. (a)...................     3,918,757
     16,106  Swatch Group (The) AG (a)...........................     4,565,846
                                                                   ------------
                                                                      8,484,603
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.7%
     10,589  Flughafen Zuerich AG (a)............................     2,070,084
                                                                   ------------

             TOTAL INVESTMENTS - 99.5% ..........................   120,786,770
             (Cost $117,711,021) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............       638,837
                                                                   ------------
             NET ASSETS - 100.0% ................................  $121,425,607
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $117,641,005 or 96.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,694,081 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,618,332.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Machinery..................................  $    12,182,675  $   3,145,765  $     9,036,910  $           --
   Other Industry Categories*.................      108,604,095             --      108,604,095              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   120,786,770  $   3,145,765  $   117,641,005  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Switzerland                                       96.5%
Netherlands                                        3.0%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.5
NET OTHER ASSETS AND LIABILITIES                   0.5
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)


                                       % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                26.0%
Industrials                               22.6
Health Care                               16.9
Consumer Staples                          10.3
Materials                                  8.9
Consumer Discretionary                     7.0
Telecommunication Services                 3.1
Real Estate                                3.0
Information Technology                     2.2
                                         ------
TOTAL                                    100.0%
                                         ======


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 95.4%

             AUSTRALIA - 8.0%
      2,395  Altium Ltd. (b).....................................  $     16,962
     10,868  Australian Agricultural Co., Ltd. (b) (c)...........        13,652
     10,841  Australian Pharmaceutical Industries Ltd. (b).......        16,102
      1,054  Corporate Travel Management Ltd. (b)................        14,320
      2,141  CSR Ltd. (b)........................................         5,969
      7,359  Downer EDI Ltd. (b).................................        30,617
      5,622  G8 Education Ltd. (b)...............................        13,143
     12,837  Genworth Mortgage Insurance Australia Ltd. (b)......        26,536
        943  Greencross Ltd. (b).................................         4,670
      1,498  JB Hi-Fi Ltd. (b)...................................        33,341
      4,415  Macquarie Atlas Roads Group (b).....................        16,944
     14,082  Mayne Pharma Group Ltd. (b) (c).....................        21,682
     16,240  Metcash Ltd. (b) (c)................................        26,111
      3,526  Mineral Resources Ltd. (b)..........................        30,064
      1,391  Navitas Ltd. (b)....................................         5,580
     10,298  Northern Star Resources Ltd. (b)....................        36,493
     11,303  Orora Ltd. (b)......................................        27,413
      7,022  OZ Minerals Ltd. (b)................................        32,836
      1,253  Premier Investments Ltd. (b)........................        14,962
      1,884  Primary Health Care Ltd. (b)........................         5,738
      8,686  Regis Resources Ltd. (b)............................        25,473
     36,415  Saracen Mineral Holdings Ltd. (b) (c)...............        39,879
     33,323  Sigma Pharmaceuticals Ltd. (b)......................        36,244
     17,661  St. Barbara Ltd. (b) (c)............................        42,837
     15,787  Steadfast Group Ltd. (b)............................        27,686
                                                                   ------------
                                                                        565,254
                                                                   ------------

             AUSTRIA - 0.2%
        552  CA Immobilien Anlagen AG (b)........................        10,523
        338  Conwert Immobilien Invest SE (b)....................         6,362
                                                                   ------------
                                                                         16,885
                                                                   ------------

             BELGIUM - 1.7%
        151  Barco N.V. .........................................        11,848
        668  Bekaert S.A. (b)....................................        30,579
        516  D'ieteren S.A. N.V. (b).............................        24,065
      2,652  Euronav N.V. (b)....................................        20,318
        295  Gimv N.V. (b).......................................        15,665
        384  Ion Beam Applications (b)...........................        19,541
                                                                   ------------
                                                                        122,016
                                                                   ------------

             BERMUDA - 3.2%
      4,468  BW LPG Ltd. (b) (d).................................        12,794
    300,000  Concord New Energy Group Ltd. (b)...................        15,993
     12,000  Digital China Holdings Ltd. (b).....................        11,588
      3,211  Frontline Ltd. (b)..................................        23,300
    180,000  Global Brands Group Holding Ltd. (b) (c)............        18,451
     72,000  Huabao International Holdings Ltd. (b) (c)..........        27,817
      7,000  Luk Fook Holdings International Ltd. (b)............        17,190
     17,200  Man Wah Holdings Ltd. (b)...........................        11,062


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             BERMUDA (CONTINUED)
      5,500  Orient Overseas International Ltd. (b)..............  $     19,513
    101,000  Pou Sheng International Holdings Ltd. (b)...........        33,388
     44,000  Skyworth Digital Holdings Ltd. (b)..................        31,945
                                                                   ------------
                                                                        223,041
                                                                   ------------

             CANADA - 4.6%
      2,179  Aecon Group, Inc. ..................................        30,095
        926  AGT Food & Ingredients, Inc. .......................        26,447
     11,964  Alacer Gold Corp. (c)...............................        29,911
      9,763  B2Gold Corp. (c)....................................        25,599
        460  Boyd Group Income Fund .............................        28,706
      1,947  Cott Corp. .........................................        27,707
        919  Genworth MI Canada, Inc. ...........................        23,649
      2,458  IAMGOLD Corp. (c)...................................         9,930
        489  Interfor Corp. (c)..................................         5,546
      1,680  Kirkland Lake Gold, Inc. (c)........................        12,741
      1,370  Martinrea International, Inc. ......................         8,511
      1,052  New Flyer Industries, Inc. .........................        31,617
        513  Premium Brands Holdings Corp. ......................        24,165
      1,366  Transcontinental, Inc., Class A ....................        18,346
      1,366  WestJet Airlines Ltd. ..............................        23,864
                                                                   ------------
                                                                        326,834
                                                                   ------------

             CAYMAN ISLANDS - 2.6%
     13,000  China High Speed Transmission Equipment Group Co.,
                Ltd. (b).........................................        13,236
      1,912  Endeavour Mining Corp. (c)..........................        37,134
    200,000  Hua Han Bio-Pharmaceutical Holdings Ltd. (b)........        13,769
     12,500  Kingboard Chemical Holdings Ltd. (b)................        38,039
      2,000  NetDragon Websoft, Inc. (b).........................         6,993
     86,666  Superb Summit International Group Ltd. (b) (c)......        10,950
     72,000  Tech Pro Technology Development Ltd. (b) (c)........         1,654
    110,000  Tongda Group Holdings Ltd. (b)......................        26,980
     30,000  Wasion Group Holdings Ltd. (b)......................        16,428
     16,000  Xinyi Glass Holdings Ltd. (b).......................        14,547
                                                                   ------------
                                                                        179,730
                                                                   ------------

             DENMARK - 0.5%
        459  Ambu A/S, Class B (b)...............................        24,691
        174  Schouw & Co. (b)....................................        11,339
                                                                   ------------
                                                                         36,030
                                                                   ------------

             FAEROE ISLANDS - 0.2%
        280  Bakkafrost P/F (b)..................................        11,714
                                                                   ------------

             FINLAND - 0.8%
      1,391  Outokumpu OYJ (b) (c)...............................         9,550
      6,444  Sponda OYJ (b)......................................        33,153
        985  Valmet OYJ (b)......................................        14,821
                                                                   ------------
                                                                         57,524
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE - 2.2%
        177  Alten S.A. (b)......................................  $     12,382
        285  Elis S.A. (b).......................................         4,704
      1,291  Neopost S.A. (b)....................................        34,899
        483  Nexans S.A. (b) (c).................................        27,710
        138  Sopra Steria Group (b)..............................        16,194
        692  Tarkett S.A. (b)....................................        27,984
        413  Trigano S.A. (b)....................................        28,980
                                                                   ------------
                                                                        152,853
                                                                   ------------

             GERMANY - 1.7%
        912  ADVA Optical Networking SE (b) (c)..................         9,198
        210  Bechtle AG (b)......................................        24,313
        257  CompuGroup Medical AG (b)...........................        11,847
      1,146  Deutz AG (b)........................................         5,790
        198  ElringKlinger AG (b)................................         3,518
        683  Grammer AG (b)......................................        41,436
        555  Kloeckner & Co. SE (b) (c)..........................         6,763
        204  Sixt SE (b).........................................        11,506
        104  SMA Solar Technology AG (b).........................         3,324
                                                                   ------------
                                                                        117,695
                                                                   ------------

             GREECE - 0.8%
      1,105  FF Group (b) (c)....................................        27,486
      1,233  JUMBO S.A. (b)......................................        15,409
      1,008  Motor Oil Hellas Corinth Refineries S.A. (b)........        11,351
      1,519  Public Power Corp. S.A. (b) (c).....................         4,554
                                                                   ------------
                                                                         58,800
                                                                   ------------

             IRELAND - 0.1%
      2,017  Greencore Group PLC (b).............................         8,767
                                                                   ------------

             ISRAEL - 0.2%
     28,376  Oil Refineries Ltd. (b) (c).........................        10,506
                                                                   ------------

             ITALY - 0.9%
      2,347  Astaldi S.p.A. (b)..................................         8,854
        328  Banca IFIS S.p.A. (b)...............................         7,393
        601  Esprinet S.p.A. (b).................................         3,342
        278  Industria Macchine Automatiche S.p.A. (b)...........        18,466
      1,086  La Doria S.p.A (b)..................................        10,548
        110  Reply S.p.A. .......................................        14,457
                                                                   ------------
                                                                         63,060
                                                                   ------------

             JAPAN - 45.4%
        400  Ai Holdings Corp. (b)...............................         9,644
        400  Aichi Steel Corp. (b)...............................        20,284
      2,800  Aisan Industry Co., Ltd. (b)........................        22,221
      2,400  Alpine Electronics, Inc. (b)........................        31,749
      1,400  Amano Corp. (b).....................................        22,380
        200  Ariake Japan Co., Ltd. (b)..........................        10,774
        800  Asahi Holdings, Inc. (b)............................        13,670
        100  ASKUL Corp. (b).....................................         3,793


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        500  Bank of the Ryukyus Ltd. (b)........................  $      5,933
      1,100  BML, Inc. (b).......................................        28,949
      1,000  Calsonic Kansei Corp. (b)...........................         9,263
      1,100  Canon Electronics, Inc. (b).........................        17,472
      5,000  Central Glass Co., Ltd. (b).........................        19,691
      2,000  Chugoku Marine Paints Ltd. (b)......................        14,040
      1,000  Citizen Holdings Co., Ltd. (b)......................         5,237
      2,000  CKD Corp. (b).......................................        24,216
        300  Cocokara fine, Inc. (b).............................        11,558
      2,300  Create Restaurants Holdings, Inc. (b)...............        23,421
        600  Create SD Holdings Co., Ltd. (b)....................        14,333
        300  Daifuku Co., Ltd. (b)...............................         5,509
      2,000  Daihen Corp. (b)....................................        10,666
      7,000  Daikyo, Inc. (b)....................................        12,694
        400  Daikyonishikawa Corp. (b)...........................         4,941
        800  DCM Holdings Co., Ltd. (b)..........................         6,875
      3,000  Denka Co., Ltd. (b).................................        12,993
      2,800  Dexerials Corp. (b).................................        23,190
        700  DIC Corp. (b).......................................        21,669
        700  Dip Corp. (b).......................................        21,784
      3,000  DMG Mori Co., Ltd. (b)..............................        31,299
      4,000  Dowa Holdings Co., Ltd. (b).........................        28,043
      1,700  Eagle Industry Co., Ltd. (b)........................        20,757
        600  Ebara Corp. (b).....................................        17,764
      1,500  Elecom Co., Ltd. (b)................................        32,646
        100  Enplas Corp. (b)....................................         3,044
      1,000  Exedy Corp. (b).....................................        25,424
      1,300  FCC Co., Ltd. (b)...................................        27,970
      1,400  Financial Products Group Co., Ltd. (b)..............        13,021
      1,300  Foster Electric Co., Ltd. (b).......................        23,890
      1,000  Fuji Kyuko Co., Ltd. (b)............................        11,709
        500  Fuji Machine Manufacturing Co., Ltd. (b)............         5,785
        900  Fuji Oil Holdings, Inc. (b).........................        18,447
        300  Fuji Seal International, Inc. (b)...................        12,372
      1,000  Fujikura Ltd. (b)...................................         5,462
      2,000  Fujitsu General Ltd. (b)............................        43,332
      2,000  Fukuda Corp. (b)....................................        22,127
        200  Fukushima Industries Corp. (b)......................         6,555
     11,000  Furukawa Co., Ltd. (b)..............................        17,243
        500  Furukawa Electric Co., Ltd. (b).....................        13,605
      1,900  G-Tekt Corp. (b)....................................        35,172
      1,300  Geo Holdings Corp. (b)..............................        16,822
        200  Glory Ltd. (b)......................................         6,595
        300  GMO Payment Gateway, Inc. (b).......................        15,674
        800  Heiwa Corp. (b).....................................        17,808
        500  Hitachi Kokusai Electric, Inc. (b)..................         9,219
      1,800  Hitachi Maxell Ltd. (b).............................        27,755
      1,200  House Foods Corp. (b)...............................        27,505
      2,200  Ibiden Co., Ltd. (b)................................        29,582
        200  Ichibanya Co., Ltd. (b).............................         7,008


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      2,200  IDOM, Inc. (b)......................................  $     12,354
        500  Inabata & Co., Ltd. (b).............................         5,140
        300  Internet Initiative Japan, Inc. (b).................         5,638
      3,000  Iseki & Co., Ltd. (b)...............................         7,462
        500  Jafco Co., Ltd. (b).................................        14,689
      2,000  Japan Aviation Electronics Industry Ltd. (b)........        31,383
      2,800  Japan Display, Inc. (b) (c).........................         4,386
        300  JSP Corp. (b).......................................         6,811
      1,000  Kanto Denka Kogyo Co., Ltd. (b).....................         9,078
      2,600  Kasai Kogyo Co., Ltd. (b)...........................        27,159
        900  Kato Sangyo Co., Ltd. (b)...........................        21,321
        700  Keihin Corp. (b)....................................        11,100
        400  Kintetsu World Express, Inc. (b)....................         5,189
      3,800  Kitz Corp. (b)......................................        21,032
        700  Kohnan Shoji Co., Ltd. (b)..........................        13,614
        500  Komori Corp. (b)....................................         6,311
        500  Konoike Transport Co., Ltd. (b).....................         6,817
        500  Kura Corp. (b)......................................        24,351
        200  Kureha Corp. (b)....................................         7,317
      1,100  Kyoei Steel Ltd. (b)................................        20,875
      1,100  Kyokuto Kaihatsu Kogyo Co., Ltd. (b)................        12,706
      1,100  Kyudenko Corp. (b)..................................        40,362
      2,700  Leopalace21 Corp. (b)...............................        17,844
      1,000  Maeda Road Construction Co., Ltd. (b)...............        17,878
      4,000  Makino Milling Machine Co., Ltd. (b)................        24,666
      1,500  Maruha Nichiro Corp. (b)............................        40,742
        600  Megmilk Snow Brand Co., Ltd. (b)....................        21,939
      6,000  Meidensha Corp. (b).................................        19,789
        400  Mitsuba Corp. (b)...................................         5,273
      2,000  Mitsuboshi Belting Co., Ltd. (b)....................        16,995
      8,000  Mitsui OSK Lines Ltd. (b)...........................        18,603
        400  Mitsui Sugar Co., Ltd. (b)..........................         9,653
      1,200  Miura Co., Ltd. (b).................................        24,017
      4,000  Morinaga Milk Industry Co., Ltd. (b)................        32,051
        800  Musashi Seimitsu Industry Co., Ltd. (b).............        18,781
      5,000  Nachi-Fujikoshi Corp. (b)...........................        18,396
      1,500  Namura Shipbuilding Co., Ltd. (b)...................        10,149
        400  Next Co., Ltd. (b)..................................         3,297
      1,100  NHK Spring Co., Ltd. (b)............................        10,664
      1,000  Nichias Corp. (b)...................................         8,849
        400  Nichiha Corp. (b)...................................         8,924
      1,000  Nichirei Corp. (b)..................................        22,459
        300  Nifco, Inc. (b).....................................        15,938
        400  Nihon M&A Center, Inc. (b)..........................        12,393
      1,200  Nihon Unisys Ltd. (b)...............................        15,427
        600  Nikkon Holdings Co., Ltd. (b).......................        13,063
      1,000  Nippo Corp. (b).....................................        19,016
      1,500  Nippon Flour Mills Co., Ltd. (b)....................        23,058
      2,000  Nippon Kayaku Co., Ltd. (b).........................        21,543
      3,300  Nippon Light Metal Holdings Co., Ltd. (b)...........         7,120


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        300  Nippon Paper Industries Co., Ltd. (b)...............  $      5,489
      5,000  Nippon Road (The) Co., Ltd. (b).....................        20,113
        400  Nippon Shokubai Co., Ltd. (b).......................        24,989
      5,000  Nippon Soda Co., Ltd. (b)...........................        21,383
        300  Nippon Steel & Sumikin Bussan Corp. (b).............        10,635
      2,200  Nippon Suisan Kaisha Ltd. (b).......................         9,463
        700  Nishio Rent All Co., Ltd. (b).......................        20,606
      1,100  Nissan Shatai Co., Ltd. (b).........................        10,146
        700  Nissha Printing Co., Ltd. (b).......................        17,299
      1,500  Nissin Electric Co., Ltd. (b).......................        25,005
      1,600  Nissin Kogyo Co., Ltd. (b)..........................        24,369
        400  Nitta Corp. (b).....................................        10,032
      1,400  Nitto Kogyo Corp. (b)...............................        18,378
      1,000  NOF Corp. (b).......................................        10,181
      2,000  NTN Corp. (b).......................................         6,991
        600  Okinawa Electric Power (The) Co., Inc. (b)..........        13,530
      2,000  OKUMA Corp. (b).....................................        15,339
      1,400  Open House Co., Ltd. (b)............................        30,047
        700  Optex Co., Ltd. (b).................................        16,646
      2,700  Pacific Industrial Co., Ltd. (b)....................        30,981
        400  Piolax, Inc. (b)....................................        24,941
      8,200  Pioneer Corp. (b) (c)...............................        17,842
      1,200  Pressance Corp. (b).................................        13,312
        700  Qol Co., Ltd. (b)...................................        10,120
        200  Relo Holdings, Inc. (b).............................        33,242
      3,000  Rengo Co., Ltd. (b).................................        18,422
      1,600  Right On Co., Ltd. (b)..............................        16,488
      3,000  Ryobi Ltd. (b)......................................        13,343
      1,000  S Foods, Inc. (b)...................................        26,194
        400  Sakai Moving Service Co., Ltd. (b)..................        10,176
        500  Sakata INX Corp. (b)................................         6,069
        400  Sanyo Chemical Industries Ltd. (b)..................        17,079
      4,000  Sanyo Special Steel Co., Ltd. (b)...................        22,452
        700  Sapporo Holdings Ltd. (b)...........................        19,405
        200  SCREEN Holdings Co., Ltd. (b).......................        12,894
      3,900  Shinko Electric Industries Co., Ltd. (b)............        22,072
      4,000  Shinmaywa Industries Ltd. (b).......................        26,504
      4,100  Shizuoka Gas Co., Ltd. (b)..........................        32,403
      3,100  Showa Corp. (b).....................................        16,335
      5,300  Sojitz Corp. (b)....................................        13,579
        200  Sosei Group Corp. (b) (c)...........................        35,304
      1,000  Starts Corp., Inc. (b)..............................        18,539
        900  Sumco Corp. (b).....................................         7,405
      3,000  Sumitomo Osaka Cement Co., Ltd. (b).................        13,927
      1,600  Systena Corp. (b)...................................        30,676
      2,300  Tadano Ltd. (b).....................................        22,638
      2,800  Taiyo Yuden Co., Ltd. (b)...........................        27,691
        800  Takara Bio, Inc. (b)................................        13,463
        800  Takeuchi Manufacturing Co., Ltd. (b)................        13,513
      1,000  Takuma Co., Ltd. (b)................................         9,444


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        300  Tamron Co., Ltd. (b)................................  $      4,860
        100  Token Corp. (b).....................................         7,451
        600  Tokyo Seimitsu Co., Ltd. (b)........................        16,018
      4,600  Tokyo Steel Manufacturing Co., Ltd. (b).............        31,072
      3,000  Tomy Co., Ltd. (b)..................................        31,631
        600  Topre Corp. (b).....................................        12,622
        500  Toridoll Corp. (b)..................................        11,508
      5,000  Toshiba Machine Co., Ltd. (b).......................        17,172
        500  Tosho Co., Ltd. (b).................................        22,162
        900  Totetsu Kogyo Co., Ltd. (b).........................        25,867
        400  Towa Pharmaceutical Co., Ltd. (b)...................        16,265
        300  Toyoda Gosei Co., Ltd. (b)..........................         6,975
        200  TPR Co., Ltd. (b)...................................         5,626
        900  TS Tech Co., Ltd. (b)...............................        22,791
      4,000  Tsubakimoto Chain Co. (b)...........................        30,997
      4,200  Tsukui Corp. (b)....................................        29,970
      3,000  UACJ Corp. (b)......................................         9,024
     12,000  Ube Industries Ltd. (b).............................        22,950
        700  Ulvac, Inc. (b) (c).................................        20,920
        300  Unipres Corp. (b)...................................         5,297
      2,600  Wakita & Co., Ltd. (b)..............................        19,757
        800  Yamato Kogyo Co., Ltd. (b)..........................        23,677
        500  Yellow Hat Ltd. (b).................................        10,276
      2,300  Yokohama Reito Co., Ltd. (b)........................        24,443
        800  Yorozu Corp. (b)....................................        11,751
      3,000  Yurtec Corp. (b)....................................        16,582
        500  Yusen Logistics Co., Ltd. (b).......................         4,848
      3,000  Zeon Corp. (b)......................................        26,609
        300  Zojirushi Corp. (b).................................         4,903
                                                                   ------------
                                                                      3,197,324
                                                                   ------------

             JERSEY - 1.0%
     21,386  Centamin PLC (b)....................................        41,078
      1,614  Kennedy Wilson Europe Real Estate PLC (b)...........        20,994
        205  Wizz Air Holdings PLC (b) (c) (d)...................         4,354
                                                                   ------------
                                                                         66,426
                                                                   ------------

             LUXEMBOURG - 0.2%
        316  ADO Properties S.A. (b) (d).........................        12,643
                                                                   ------------

             NETHERLANDS - 0.2%
        911  Refresco Group N.V. (b) (d).........................        15,136
      1,590  SRH N.V. (b) (c)....................................             0
                                                                   ------------
                                                                         15,136
                                                                   ------------

             NEW ZEALAND - 0.8%
     16,478  a2 Milk Co., Ltd. (b) (c)...........................        22,030
      9,592  Air New Zealand Ltd. (b)............................        13,011
      1,572  SKY Network Television Ltd. (b).....................         5,639
      4,687  SKYCITY Entertainment Group Ltd. (b)................        15,651
                                                                   ------------
                                                                         56,331
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY - 2.2%
      3,530  Austevoll Seafood ASA (b)...........................  $     29,753
      3,636  Aker BP ASA (b) (c).................................        58,003
      2,305  Entra ASA (b) (d)...................................        25,835
        460  Leroey Seafood Group ASA (b)........................        23,286
      1,620  Ocean Yield ASA (b).................................        13,361
        400  Veidekke ASA (b)....................................         6,160
                                                                   ------------
                                                                        156,398
                                                                   ------------

             PORTUGAL - 0.1%
      3,309  Redes Energeticas Nacionais SGPS S.A. (b)...........         9,672
                                                                   ------------

             SINGAPORE - 0.4%
     30,000  Yanlord Land Group Ltd. (b).........................        30,858
                                                                   ------------

             SOUTH KOREA - 11.1%
        224  Chong Kun Dang Pharmaceutical Corp. (b).............        20,704
        319  Daewoong Pharmaceutical Co., Ltd. (b)...............        23,612
        120  Dong-A Socio Holdings Co., Ltd. (b).................        19,810
      1,722  Dongbu HiTek Co., Ltd. (b) (c)......................        28,022
        766  DuzonBizon Co., Ltd. (b)............................        15,161
        439  Genexine Co., Ltd. (b) (c)..........................        19,470
        911  GS Engineering & Construction Corp. (b) (c).........        24,491
        345  Halla Holdings Corp. (b)............................        21,243
         67  Hanil Cement Co., Ltd. (b)..........................         4,622
        783  Hanjin Transportation Co., Ltd. (b).................        19,758
        219  Hansae Co., Ltd. (b)................................         5,356
      3,677  Hanwha General Insurance Co., Ltd. (b)..............        21,824
        462  Hanwha Techwin Co., Ltd. (b)........................        26,807
        430  Hite Jinro Co., Ltd. (b)............................         8,826
        374  Hyundai Marine & Fire Insurance Co., Ltd. (b).......        12,347
         97  Hyundai Mipo Dockyard (b) (c).......................         6,595
        178  Hyundai Wia Corp. (b)...............................        14,080
      1,950  Iljin Materials Co., Ltd. (b) (c)...................        28,469
      1,072  JB Financial Group Co., Ltd. (b)....................         5,790
        258  Kolon Industries, Inc. (b)..........................        19,489
        349  Korea District Heating Corp. (b)....................        20,811
         73  Korea Petro Chemical Ind. Co., Ltd. (b).............        14,278
        891  Korean Reinsurance Co. (b)..........................         9,431
        730  KB Insurance Co., Ltd. (b)..........................        18,107
      1,123  KT Skylife Co., Ltd. (b)............................        16,388
        868  LG International Corp. (b)..........................        27,661
         92  LG Life Sciences Ltd. (b) (c).......................         5,213
        305  LOTTE Fine Chemicals Co., Ltd. (b)..................         8,737
        281  Maeil Dairy Industry Co., Ltd. (b)..................         8,813
        120  Mando Corp. (b).....................................        27,034
      1,165  Meritz Fire & Marine Insurance Co., Ltd. (b)........        16,317
        565  NHN Entertainment Corp. (b) (c).....................        30,734
         79  Osstem Implant Co., Ltd. (b) (c)....................         4,393
        512  Partron Co., Ltd. (b)...............................         4,239
        419  Poongsan Corp. (b)..................................        12,949


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
         39  Samyang Holdings Corp. (b)..........................  $      4,825
      1,130  Seah Besteel Corp. (b)..............................        25,822
        410  SFA Engineering Corp. (b)...........................        20,140
        154  Shinsegae Co., Ltd. (b).............................        25,476
         78  SK Chemicals Co., Ltd. (b)..........................         4,813
        977  SKC Co., Ltd. (b)...................................        25,256
        449  Soulbrain Co., Ltd. (b).............................        24,986
        323  Ssangyong Cement Industrial Co., Ltd. (b) (c).......         4,803
      2,511  Sungwoo Hitech Co., Ltd. (b)........................        18,264
        447  Toptec Co., Ltd. (b)................................         7,973
          6  Young Poong Corp. (b)...............................         5,773
      3,536  Yungjin Pharmaceutical Co., Ltd. (b) (c)............        40,162
                                                                   ------------
                                                                        779,874
                                                                   ------------

             SPAIN - 0.9%
      1,204  CIE Automotive S.A. (b).............................        23,705
      2,198  Inmobiliaria Colonial S.A. (b)......................        15,987
        533  Let's GOWEX S.A. (b) (c)............................             0
        215  Pescanova S.A. (b) (c)..............................             0
     11,241  Sacyr S.A. (b) (c)..................................        23,724
                                                                   ------------
                                                                         63,416
                                                                   ------------

             SWEDEN - 1.0%
      2,056  Hemfosa Fastigheter AB (b)..........................        22,294
        796  Indutrade AB (b)....................................        17,093
      7,629  SAS AB (b) (c)......................................        15,209
      1,966  SSAB AB, Class A (b) (c)............................         5,733
        511  Wihlborgs Fastigheter AB (b)........................        10,875
                                                                   ------------
                                                                         71,204
                                                                   ------------

             SWITZERLAND - 1.8%
        106  Autoneum Holding AG (b).............................        29,825
        432  Implenia AG (b).....................................        30,547
      1,269  Kudelski S.A. (b)...................................        23,660
         25  Rieter Holding AG (b)...............................         5,072
          6  Schweiter Technologies AG (b).......................         6,956
        109  Valora Holding AG (b)...............................        31,061
                                                                   ------------
                                                                        127,121
                                                                   ------------

             UNITED KINGDOM - 2.6%
        450  Computacenter PLC (b)...............................         4,136
        709  Cranswick PLC (b)...................................        21,501
     10,056  Debenhams PLC (b)...................................         7,264
      2,765  esure Group PLC ....................................        10,881
        428  Go-Ahead Group PLC (b)..............................        11,276
      6,695  John Laing Group PLC (d)............................        23,647
      5,303  Melrose Industries PLC (b)..........................        11,986
      1,101  National Express Group PLC (b)......................         4,916
      3,751  Northgate PLC ......................................        21,003
      6,250  St Modwen Properties PLC (b)........................        23,726
      2,262  SVG Capital PLC (b) (c).............................        19,892


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
      2,970  UNITE Group (The) PLC (b)...........................  $     24,408
                                                                   ------------
                                                                        184,636
                                                                   ------------
             TOTAL COMMON STOCKS ................................     6,721,748
             (Cost $6,169,311)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 3.7%

             AUSTRALIA - 0.5%
      6,197  BWP Trust (b).......................................        15,287
      1,523  Charter Hall Group (b)..............................         5,988
     20,378  Cromwell Property Group (b).........................        14,690
                                                                   ------------
                                                                         35,965
                                                                   ------------

             CANADA - 0.8%
      2,421  Dream Global Real Estate Investment Trust ..........        16,626
        188  Granite Real Estate Investment Trust ...............         5,743
      7,384  Pure Industrial Real Estate Trust ..................        31,012
                                                                   ------------
                                                                         53,381
                                                                   ------------

             IRELAND - 0.7%
     16,899  Green REIT PLC .....................................        27,621
     14,651  Hibernia REIT PLC ..................................        22,548
                                                                   ------------
                                                                         50,169
                                                                   ------------

             SINGAPORE - 0.4%
     23,000  Mapletree Greater China Commercial Trust (b)........        18,579
      9,200  Mapletree Industrial Trust (b)......................        12,053
                                                                   ------------
                                                                         30,632
                                                                   ------------

             UNITED KINGDOM - 1.3%
     17,768  Hansteen Holdings PLC ..............................        26,784
      9,536  LondonMetric Property PLC (b).......................        19,751
      3,379  Safestore Holdings PLC (b)..........................        16,831
      2,811  Tritax Big Box REIT PLC (b).........................         5,050
      2,414  Workspace Group PLC (b).............................        21,850
                                                                   ------------
                                                                         90,266
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       260,413
             (Cost $268,715)                                       ------------

RIGHTS (a) - 0.0%

             UNITED KINGDOM - 0.0%
        255  Tritax Big Box REIT Plc (b) (c) ....................            23
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.1% ..........................     6,982,184
             (Cost $6,438,027) (e)

             NET OTHER ASSETS AND LIABILITIES - 0.9% ............        64,212
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  7,046,396
                                                                   ============


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $6,406,023 or 90.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $973,910 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $429,753.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Belgium....................................  $       122,016  $      11,848  $       110,168  $           --
   Canada.....................................          326,834        326,834               --              --
   Cayman Islands.............................          179,730         37,134          142,596              --
   Italy......................................           63,060         14,457           48,603              --
   Netherlands................................           15,136             --           15,136              --**
   Spain......................................           63,416             --           63,416              --**
   United Kingdom.............................          184,636         55,531          129,105              --
   Other Country Categories*..................        5,767,920             --        5,767,920              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................        6,721,748        445,804        6,275,944              --**
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
   Canada.....................................           53,381         53,381               --              --
   Ireland....................................           50,169         50,169               --              --
   United Kingdom.............................           90,266         26,784           63,482              --
   Other Country Categories*..................           66,597             --           66,597              --
                                                ---------------  -------------  ---------------  --------------
      Total Real Estate Investment Trusts.....          260,413        130,334          130,079              --
                                                ---------------  -------------  ---------------  --------------
Rights*.......................................               23             --               23              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,982,184  $     576,161  $     6,406,023  $           --**
                                                ===============  =============  ===============  ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred investments valued at $30,670 from Level 1 to Level 2 and investments valued at $30,040 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold. Previously these securities were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $       --**
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2016
   Common Stocks                                                --**
                                                        ----------
Total Level 3 holdings                                  $       --**
                                                        ==========

** Investment is valued at $0.


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              21.7%
Consumer Discretionary                   20.2
Materials                                15.6
Information Technology                   12.0
Consumer Staples                          9.1
Real Estate                               8.2
Health Care                               5.8
Financials                                4.1
Energy                                    2.1
Utilities                                 1.2
Telecommunication Services                0.0+
                                        ------
TOTAL                                   100.0%
                                        ======

+ Amount is less than 0.1%


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

                                         % OF
                                         TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                             45.8%
South Korean Won                         11.2
Euro                                     10.6
Australian Dollar                         8.6
British Pound Sterling                    5.0
Hong Kong Dollar                          4.7
US Dollar                                 4.2
Norwegian Krone                           2.9
Canadian Dollar                           1.8
Swiss Franc                               1.8
Swedish Krona                             1.0
Singapore Dollar                          0.9
New Zealand Dollar                        0.8
Danish Krone                              0.5
Israeli Shekel                            0.2
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 96.1%

             BRAZIL - 9.2%
    340,073  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................  $  1,093,788
     73,979  Cia Hering .........................................       409,004
     94,959  Cia Paranaense de Energia (Preference Shares) ......       981,957
     97,512  CVC Brasil Operadora e Agencia de Viagens S.A. .....       721,112
     71,878  Duratex S.A. .......................................       190,074
    218,985  EDP - Energias do Brasil S.A. ......................       968,284
    135,016  Eletropaulo Metropolitana Eletricidade de Sao Paulo
                S.A. (Preference Shares) ........................       440,484
     53,136  Equatorial Energia S.A. ............................       822,165
    177,087  Ez Tec Empreendimentos e Participacoes S.A. ........       828,764
     54,850  Light S.A. .........................................       267,828
    455,327  Marcopolo S.A. (Preference Shares) .................       438,225
    229,779  MRV Engenharia e Participacoes S.A. ................       843,615
     33,803  Sao Martinho S.A. ..................................       609,611
     53,926  Transmissora Alianca de Energia Eletrica S.A. ......       347,883
     65,954  Tupy S.A. ..........................................       282,502
                                                                   ------------
                                                                      9,245,296
                                                                   ------------

             CAYMAN ISLANDS - 11.9%
    292,627  Agile Property Holdings Ltd. (b)....................       167,596
    485,906  Baoxin Auto Group Ltd. (b) (c)......................       151,758
     89,880  Bizlink Holding, Inc. (b)...........................       470,898
     83,711  Casetek Holdings Ltd. (b)...........................       306,479
  2,364,304  China Dongxiang Group Co., Ltd. (b).................       468,172
    579,429  China Harmony New Energy Auto Holding Ltd. (b)......       285,048
  1,431,741  China Lesso Group Holdings Ltd. (b).................       977,935
  2,484,048  China Lumena New Materials Corp. (b) (c)............             0
     11,550  China Metal Recycling Holdings Ltd. (b) (c).........             0
    299,195  China Shanshui Cement Group Ltd. (b) (c) ...........        19,287
    804,446  China ZhengTong Auto Services Holdings Ltd. (b).....       256,123
  2,562,009  CIFI Holdings Group Co., Ltd. (b)...................       808,698
  4,615,439  Coolpad Group Ltd. (b) (c) .........................       880,517
  1,445,973  Fufeng Group Ltd. (b)...............................       674,769
     79,802  Gourmet Master Co., Ltd. (b)........................       795,916
     38,755  Green Seal Holding Ltd. (b).........................       191,188
    377,475  Intime Retail Group Co., Ltd. (b)...................       331,038
  1,167,377  KWG Property Holding Ltd. (b).......................       773,295
     12,394  Pharmally International Holding Co., Ltd. (b).......       186,070
     55,617  Silergy Corp. (b)...................................       824,942
    684,623  Sunac China Holdings Ltd. (b).......................       498,109
    860,103  Tianneng Power International Ltd. (b)...............       736,274
    530,780  Wisdom Marine Lines Co., Ltd. (b)...................       528,955
    286,983  Xtep International Holdings Ltd. (b)................       134,848
     21,371  Yeong Guan Energy Technology Group Co., Ltd. (b)....       117,535
  2,334,558  Yuzhou Properties Co., Ltd. (b).....................       867,481
    271,289  Zhen Ding Technology Holding Ltd. (b)...............       599,093
                                                                   ------------
                                                                     12,052,024
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHINA - 7.2%
  1,842,619  Beijing Capital Land Ltd. (b).......................  $    760,624
  1,440,630  Beijing Jingneng Clean Energy Co., Ltd., Class H
                (b)..............................................       445,716
  1,470,179  Central China Securities Co., Ltd. (b)..............       691,715
  3,038,385  China BlueChemical Ltd., Class H (b)................       560,857
    992,111  China National Building Material Co., Ltd., Class H
                (b)..............................................       444,317
  1,974,708  Huadian Fuxin Energy Corp., Ltd., Class H (b).......       469,608
    683,026  INESA Intelligent Tech, Inc. (b)....................       578,573
    560,253  Kama Co., Ltd. (b) (c)..............................       678,204
    840,075  Shandong Chenming Paper Holdings Ltd. (b)...........       765,433
    753,243  Shanghai Jin Jiang International Hotels Group Co.,
                Ltd. (b).........................................       233,744
    313,665  Shanghai Lingyun Industries Development Co.,
                Ltd. (b) (c).....................................       392,032
    175,601  Shenzhen Expressway Co., Ltd. (b)...................       185,368
    702,964  Sinotrans Ltd., Class H (b).........................       345,316
    354,720  Xinhua Winshare Publishing and Media Co., Ltd.
                (b)..............................................       365,746
    395,411  Zhaojin Mining Industry Co., Ltd. (b)...............       397,078
                                                                   ------------
                                                                      7,314,331
                                                                   ------------

             EGYPT - 2.2%
    136,063  Egyptian Financial Group-Hermes Holding Co.
                (b) (c)..........................................       190,960
  1,367,914  Global Telecom Holding SAE (c)......................       645,450
     81,956  Medinet Nasr Housing (b) (c)........................       130,451
  1,480,884  Palm Hills Developments SAE (b).....................       391,946
    836,287  Pioneers Holding for Financial Investments SAE
                (b) (c)..........................................       866,550
                                                                   ------------
                                                                      2,225,357
                                                                   ------------

             HONG KONG - 2.5%
  1,063,211  BYD Electronic International Co., Ltd. (b)..........       892,361
  3,722,169  China South City Holdings Ltd. (b) (d)..............       831,083
  1,374,928  China Travel International Investment Hong Kong
                Ltd. (b).........................................       399,700
    131,224  Shanghai Industrial Holdings Ltd. (b)...............       379,859
                                                                   ------------
                                                                      2,503,003
                                                                   ------------

             HUNGARY - 0.3%
    185,656  Magyar Telekom Telecommunications PLC (b)...........       304,915
                                                                   ------------

             INDIA - 5.2%
    314,289  Bank of India (b)...................................       534,321
     55,879  Bharat Financial Inclusion Ltd. (b) (c).............       742,195
    213,991  Canara Bank (b) (c).................................       997,335
    240,077  Punjab National Bank (b) (c) .......................       510,176
    813,380  Reliance Communications Ltd. (b) (c)................       569,674
     57,162  Reliance Infrastructure Ltd. (b)....................       475,093
    205,815  Reliance Power Ltd. (b).............................       147,728
    155,463  Union Bank of India (b).............................       321,918
    256,554  Vakrangee Ltd. (b)..................................       920,811
                                                                   ------------
                                                                      5,219,251
                                                                   ------------

             INDONESIA - 3.3%
 12,626,105  Adaro Energy Tbk PT (b).............................     1,171,657
    756,862  Adhi Karya Persero Tbk PT (b).......................       137,488


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDONESIA (CONTINUED)
  5,833,695  Bank Tabungan Negara Persero Tbk PT (b).............  $    860,359
  1,297,823  Tambang Batubara Bukit Asam Persero Tbk PT (b)......       960,942
  1,015,441  Waskita Karya Persero Tbk PT (b)....................       204,320
                                                                   ------------
                                                                      3,334,766
                                                                   ------------

             LUXEMBOURG - 0.8%
     53,595  Kernel Holding SA (b)...............................       829,030
                                                                   ------------

             MALAYSIA - 1.0%
  1,309,300  AirAsia Bhd (b).....................................       884,770
    279,900  My EG Services Bhd (b)..............................       154,744
                                                                   ------------
                                                                      1,039,514
                                                                   ------------

             MEXICO - 1.6%
    358,961  Controladora Vuela Cia de Aviacion SAB de C.V. (c)..       625,737
     53,349  Grupo Aeroportuario del Centro Norte SAB de C.V. ...       314,485
    183,614  Megacable Holdings SAB de C.V. .....................       705,204
                                                                   ------------
                                                                      1,645,426
                                                                   ------------

             PHILIPPINES - 0.4%
     81,030  Security Bank Corp. (b).............................       404,429
                                                                   ------------

             POLAND - 2.2%
     28,293  Asseco Poland S.A. (b)..............................       412,471
     44,469  CD Projekt S.A. (b) (c).............................       463,660
    217,937  Energa S.A. (b).....................................       427,831
     53,555  Eurocash S.A. (b)...................................       595,641
    169,564  Orange Polska S.A. (b)..............................       265,938
                                                                   ------------
                                                                      2,165,541
                                                                   ------------

             RUSSIA - 3.2%
    689,120  Aeroflot PJSC (b) (c)...............................     1,283,204
621,375,720  Federal Grid Co. Unified Energy System PJSC (b).....     1,765,950
    586,579  Sistema PJSC FC (b).................................       189,719
                                                                   ------------
                                                                      3,238,873
                                                                   ------------

             SOUTH AFRICA - 7.7%
     23,762  African Rainbow Minerals Ltd. (b)...................       142,803
    119,479  Barloworld Ltd. (b).................................       723,511
     46,473  Clicks Group Ltd. ..................................       430,542
     50,637  DataTec Ltd. .......................................       178,969
     62,726  Exxaro Resources Ltd. (b)...........................       385,619
    212,912  Harmony Gold Mining Co., Ltd. (b)...................       741,764
     48,046  Impala Platinum Holdings Ltd. (b) (c)...............       242,779
     15,014  Imperial Holdings Ltd. (b)..........................       183,329
     45,466  JSE Ltd. (b)........................................       529,904
     53,413  Massmart Holdings Ltd. .............................       462,063
     90,689  MMI Holdings Ltd. (b)...............................       147,687
    161,028  Northam Platinum Ltd. (b) (c).......................       611,555
     96,447  Pick n Pay Stores Ltd. (b)..........................       483,641
     69,088  Sappi Ltd. (b) (c)..................................       357,853


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH AFRICA (CONTINUED)
     45,390  SPAR Group (The) Ltd. ..............................  $    635,807
    258,724  Super Group Ltd. (c)................................       800,729
    156,897  Telkom S.A. SOC Ltd. (b)............................       691,774
                                                                   ------------
                                                                      7,750,329
                                                                   ------------

             TAIWAN - 24.1%
    693,634  Accton Technology Corp. (b).........................     1,084,021
    458,513  Cheng Uei Precision Industry Co., Ltd. (b)..........       573,478
    118,541  Chicony Electronics Co., Ltd. (b)...................       300,654
     84,049  Chin-Poon Industrial Co., Ltd. (b)..................       187,900
  1,273,871  China Airlines Ltd. (b).............................       380,558
  1,808,585  China Petrochemical Development Corp. (b) (c).......       443,576
    948,188  Compeq Manufacturing Co., Ltd. (b)..................       486,735
    230,883  CTCI Corp. (b)......................................       338,800
    138,859  Depo Auto Parts Ind. Co., Ltd. (b)..................       430,641
    130,217  Elite Advanced Laser Corp. (b)......................       470,132
    238,982  Elite Material Co., Ltd. (b)........................       654,625
     50,840  Ennoconn Corp. (b)..................................       851,344
     91,103  Everlight Electronics Co., Ltd. (b).................       146,469
    288,944  Far Eastern Department Stores Ltd. (b)..............       156,145
    658,998  Farglory Land Development Co., Ltd. (b).............       784,126
    252,628  FLEXium Interconnect, Inc. (b)......................       757,569
    137,555  Gigabyte Technology Co., Ltd. (b)...................       183,112
    846,794  Grand Pacific Petrochemical (b).....................       428,831
    103,898  Highwealth Construction Corp. (b)...................       161,009
    139,518  Hota Industrial Manufacturing Co., Ltd. (b).........       681,952
    246,210  Huaku Development Co., Ltd. (b).....................       426,998
    512,222  King Yuan Electronics Co., Ltd. (b).................       455,421
    460,676  Kinpo Electronics (b)...............................       179,176
    273,184  Kinsus Interconnect Technology Corp. (b)............       639,487
    733,210  LCY Chemical Corp. (b)..............................       902,580
    394,202  Micro-Star International Co., Ltd. (b)..............     1,027,727
    794,923  Mitac Holdings Corp. (b)............................       821,125
    200,679  Powertech Technology, Inc. (b)......................       521,547
    939,071  Qisda Corp. (b).....................................       399,917
    156,511  Radiant Opto-Electronics Corp. (b)..................       255,846
     55,177  Realtek Semiconductor Corp. (b).....................       182,106
    239,666  Ruentex Development Co., Ltd. (b) (c)...............       292,392
     92,135  Ruentex Industries Ltd. (b).........................       148,747
    119,246  Sercomm Corp. (b)...................................       284,578
     76,555  Sinbon Electronics Co., Ltd. (b)....................       176,800
     81,658  Systex Corp. (b)....................................       138,029
    200,748  Taiwan Fertilizer Co., Ltd. (b).....................       269,542
    104,454  Taiwan Hon Chuan Enterprise Co., Ltd. (b)...........       163,084
    403,986  Tong Yang Industry Co., Ltd. (b)....................       961,951
    250,848  Tripod Technology Corp. (b).........................       559,791
    626,050  Unimicron Technology Corp. (b)......................       265,812
    351,939  Visual Photonics Epitaxy Co., Ltd. (b)..............       470,213
     10,113  Voltronic Power Technology Corp. (b)................       158,283


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN (CONTINUED)
  1,143,600  Walsin Lihwa Corp. (b) (c)..........................  $    380,715
    869,907  Walsin Technology Corp. (b).........................     1,065,842
  1,052,975  Wan Hai Lines Ltd. (b)..............................       535,677
  2,066,953  Winbond Electronics Corp. (b).......................       667,955
    758,179  Wistron Corp. (b)...................................       565,495
    233,394  Wistron NeWeb Corp. (b).............................       738,855
    284,732  WPG Holdings Ltd. (b)...............................       337,813
    152,785  Yageo Corp. (b).....................................       318,097
    156,261  Yulon Motor Co., Ltd. (b)...........................       137,870
    390,654  Zinwell Corp. (b)...................................       423,660
                                                                   ------------
                                                                     24,374,808
                                                                   ------------

             THAILAND - 5.9%
  2,656,400  AP Thailand PCL ....................................       555,813
    554,000  Bangchak Petroleum PCL .............................       487,648
    432,100  Bangkok Airways Co., Ltd. ..........................       308,019
  1,486,600  Bangkok Chain Hospital PCL .........................       519,130
    403,100  Eastern Polymer Group PCL ..........................       158,215
  1,956,680  Gunkul Engineering PCL .............................       263,150
    205,100  KCE Electronics PCL ................................       627,434
    128,600  Kiatnakin Bank PCL .................................       196,704
    385,800  LPN Development PCL ................................       126,930
    400,100  Pruksa Real Estate PCL .............................       277,126
    107,500  Robinson Department Store PCL ......................       188,474
 10,590,700  Sansiri PCL ........................................       531,827
  2,139,100  STP & I PCL ........................................       521,657
    577,700  Supalai PCL ........................................       405,140
    216,000  Tipco Asphalt PCL ..................................       119,065
  7,943,000  Vibhavadi Medical Center PCL .......................       646,443
                                                                   ------------
                                                                      5,932,775
                                                                   ------------

             TURKEY - 7.4%
    159,520  Aksa Enerji Uretim A.S. (b) (c).....................       141,975
    106,303  Aygaz A.S. (b)......................................       380,382
  1,601,108  Dogan Sirketler Grubu Holding A.S. (b) (c)..........       426,892
    171,820  Dogus Otomotiv Servis ve Ticaret A.S. (b)...........       575,490
    525,592  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
                Sanayi ve Ticaret A.S. (b).......................       690,101
    300,208  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
                (b)..............................................       127,056
    119,618  Koza Altin Isletmeleri A.S. (b) (c).................       674,770
     16,011  Otokar Otomotiv Ve Savunma Sanayi A.S. (b)..........       546,483
    541,728  Petkim Petrokimya Holding A.S. (b)..................       821,229
    317,867  Tekfen Holding A.S. (b).............................       817,929
    651,021  Trakya Cam Sanayii A.S. (b).........................       540,413
     15,448  Turk Traktor ve Ziraat Makineleri A.S. (b)..........       418,921
    510,424  Turkiye Sise ve Cam Fabrikalari A.S. (b)............       540,930


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
    368,228  Vestel Elektronik Sanayi ve Ticaret A.S. (b) (c)....  $    813,571
                                                                   ------------
                                                                      7,516,142
                                                                   ------------
             TOTAL COMMON STOCKS ................................    97,095,810
             (Cost $89,258,296)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 2.9%

             MEXICO - 1.3%
    564,875  Macquarie Mexico Real Estate Management SA de
                C.V. ............................................       691,609
    383,555  Prologis Property Mexico SA de C.V. ................       629,244
                                                                      1,320,853
                                                                   ------------

             SOUTH AFRICA - 0.9%
     95,952  Hyprop Investments Ltd. (b).........................       846,446
                                                                   ------------

             TURKEY - 0.7%
  1,353,203  Is Gayrimenkul Yatirim Ortakligi A.S. (b)...........       730,318
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     2,897,617
             (Cost $2,977,038)                                     ------------

MONEY MARKET FUNDS - 0.1%
     89,502  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.26% (e) (f).......        89,502
             (Cost $89,502)                                        ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.3%
$    73,578  JPMorgan Chase & Co., 0.35% (e), dated 9/30/16, due
             10/3/16, with a maturity value of $73,580.
             Collateralized by U.S. Treasury Notes, interest
             rates of 1.625%, due 7/31/20 to 11/30/20. The value
             of the collateral including accrued interest is
             $75,285. (f) .......................................        73,578
    251,256  RBC Capital Markets LLC, 0.40% (e), dated 9/30/16, due 10/3/16, with a maturity value of $251,265.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $259,790. (f).......................................       251,256
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................       324,834
             (Cost $324,834)                                       ------------

             TOTAL INVESTMENTS - 99.4% ..........................   100,407,763
             (Cost $92,649,670) (g)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ............       618,886
                                                                   ------------
             NET ASSETS - 100.0% ................................  $101,026,649
                                                                   ============

-----------------------------


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $78,695,517 or 77.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $385,469 and the total value of the collateral held by the Fund is $414,336.

(e)   Interest rate shown reflects yield as of September 30, 2016.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,038,030 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,279,937.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Brazil.....................................  $     9,245,296  $   9,245,296  $            --  $           --
   Cayman Islands.............................       12,052,024             --       12,032,737          19,287
   Egypt......................................        2,225,357        645,450        1,579,907              --
   Mexico.....................................        1,645,426      1,645,426               --              --
   South Africa...............................        7,750,329      2,508,110        5,242,219              --
   Thailand...................................        5,932,775      5,932,775               --              --
   Other Country Categories*..................       58,244,603             --       58,244,603              --
                                                ---------------  -------------  ---------------  --------------
   Total Common Stocks........................       97,095,810     19,977,057       77,099,466          19,287
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
   Mexico.....................................        1,320,853      1,320,853               --              --
   Other Country Categories*..................        1,576,764             --        1,576,764              --
                                                ---------------  -------------  ---------------  --------------
Total Real Estate Investment Trusts...........        2,897,617      1,320,853        1,576,764              --
                                                ---------------  -------------  ---------------  --------------
Money Market Funds............................           89,502         89,502               --              --
Repurchase Agreements.........................          324,834             --          324,834              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   100,407,763  $  21,387,412  $    79,001,064  $       19,287
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $186,572 from Level 1 to Level 2 and $3,110,535 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service provider due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016 exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.

The following table provides information on the Level 3 equities held by the Fund that were valued at September 30, 2016, based on unobservable inputs.

                                                                        IMPACT TO
                                                                        VALUATION
              FAIR                                                       FROM AN
ASSET       VALUE AT      VALUATION      UNOBSERVABLE                  INCREASE IN
TYPE         9/30/16      TECHNIQUE         INPUTS         AMOUNT       INPUT (a)
-------------------------------------------------------------------------------------
Equities    $  19,287      Expected      Recovery Rate    25% - 75%     Increase
                         Distribution

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $  175,019
Net Realized Gain/(Loss)                                  (169,843)
Net Change in Unrealized Appreciation/Depreciation         151,620
Purchases                                                       --
Sales                                                     (137,509)
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2016
   Common Stocks                                            19,287
                                                        ----------
Total Level 3 holdings                                  $   19,287
                                                        ==========

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   22.8%
Industrials                              13.8
Consumer Discretionary                   13.2
Real Estate                              11.7
Materials                                10.1
Utilities                                 8.5
Financials                                8.1
Consumer Staples                          4.7
Energy                                    3.0
Telecommunication Services                2.7
Health Care                               1.4
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 98.0%

             AUSTRIA - 4.0%
        972  Andritz AG (b)......................................  $     52,893
      1,265  OMV AG (b)..........................................        36,422
      3,524  Raiffeisen Bank International AG (b) (c)............        53,639
      5,571  Verbund AG (b)......................................        92,917
      2,660  Voestalpine AG (b)..................................        91,959
                                                                   ------------
                                                                        327,830
                                                                   ------------

             BELGIUM - 6.2%
      1,794  Ageas (b)...........................................        65,595
      1,222  Colruyt S.A. (b)....................................        67,865
        716  Elia System Operator S.A./N.V. (b)..................        36,593
      1,079  Groupe Bruxelles Lambert S.A. (b)...................        95,775
        345  KBC Groep N.V. (b) (c)..............................        20,140
        598  Sofina S.A. (b).....................................        85,433
        177  Solvay S.A. (b).....................................        20,509
      1,788  Umicore S.A. (b)....................................       112,267
                                                                   ------------
                                                                        504,177
                                                                   ------------

             FINLAND - 8.2%
      1,837  Amer Sports OYJ (b).................................        56,185
      1,917  Huhtamaki OYJ (b)...................................        89,290
      1,209  Kesko OYJ, Class B (b)..............................        55,698
      1,477  Kone OYJ, Class B (b)...............................        74,983
      3,729  Metso OYJ (b).......................................       108,822
      1,623  Neste OYJ (b).......................................        69,231
      3,054  Nokia OYJ (b).......................................        17,702
      9,944  Stora Enso OYJ, Class R (b).........................        88,335
      4,912  UPM-Kymmene OYJ (b).................................       103,715
                                                                   ------------
                                                                        663,961
                                                                   ------------

             FRANCE - 22.3%
      9,353  Air France-KLM (b) (c) (d)..........................        50,331
        948  Arkema S.A. (b).....................................        87,768
        219  AtoS SE (b).........................................        23,577
        799  Bureau Veritas S.A. (b).............................        17,143
        379  Cap Gemini S.A. (b).................................        37,158
        808  Cie de Saint-Gobain (b).............................        34,962
        696  Cie Generale des Etablissements Michelin (b)........        77,072
      3,287  Credit Agricole S.A. (b)............................        32,423
        927  Eiffage S.A. (b)....................................        72,041
      2,435  Elior Participations SCA (b) (e)....................        55,754
        196  Euler Hermes Group (b)..............................        16,664
      1,410  Eurazeo S.A. (b)....................................        81,799
        551  Eutelsat Communications S.A. (b)....................        11,404
        470  Faurecia (b)........................................        18,444
         69  Iliad S.A. (b)......................................        14,486
        407  JCDecaux S.A. (b)...................................        13,160
      1,708  Nexity S.A. (b).....................................        90,203
        423  Numericable-SFR SAS (b).............................        12,460


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      4,064  Orange S.A. (b).....................................  $     63,673
        427  Orpea (b)...........................................        37,846
      3,116  Peugeot S.A. (b) (c)................................        47,584
      2,587  Plastic Omnium S.A. (b).............................        85,848
        717  Renault S.A. (b)....................................        58,987
        561  Sartorius Stedim Biotech (b)........................        42,133
        515  SEB S.A. (b)........................................        72,735
      1,445  Societe Generale S.A. (b)...........................        49,989
        825  Sodexo S.A. (b).....................................        98,274
      1,284  Technip S.A. (b)....................................        78,933
        810  Teleperformance (b).................................        86,404
      1,016  Thales S.A. (b).....................................        93,554
        781  TOTAL S.A. (b)......................................        37,145
      1,133  UBISOFT Entertainment (b) (c).......................        42,809
        686  Valeo S.A. (b)......................................        40,041
        739  Veolia Environnement S.A. (b).......................        17,028
        549  Vicat S.A. (b)......................................        35,468
        956  Vinci S.A. (b)......................................        73,209
                                                                   ------------
                                                                      1,808,509
                                                                   ------------

             GERMANY - 26.4%
        759  Adidas AG (b).......................................       132,009
        708  BASF SE (b).........................................        60,623
        969  Bayerische Motoren Werke AG (b).....................        81,585
      6,141  Commerzbank AG (b)..................................        39,677
        156  Continental AG (b)..................................        32,869
      1,161  Daimler AG (b)......................................        81,883
        495  Deutsche Annington Immobilien SE (b)................        18,765
      5,506  Deutsche Lufthansa AG (b)...........................        61,383
      2,862  Deutsche Wohnen AG (b)..............................       104,143
      1,147  DMG Mori  AG (b)....................................        55,909
      2,373  Evonik Industries AG (b)............................        80,336
        293  Fraport AG Frankfurt Airport Services Worldwide
                (b)..............................................        16,036
        487  Fresenius SE & Co. KGaA (b).........................        38,902
        364  GEA Group AG (b)....................................        20,237
        251  GRENKELEASING AG (b)................................        48,246
        465  Hannover Rueck SE (b)...............................        49,846
        624  HeidelbergCement AG (b).............................        59,013
      1,678  Hella KGaA Hueck & Co. (b)..........................        66,564
        727  HOCHTIEF AG (b).....................................       102,598
        271  Hugo Boss AG (b)....................................        15,001
      2,502  Infineon Technologies AG (b)........................        44,615
      2,927  Jungheinrich AG (b).................................        99,067
      3,803  K+S AG (b)..........................................        72,214
      1,526  KION Group AG (b)...................................        98,875
        370  LANXESS AG (b)......................................        23,032
        122  Linde AG (b)........................................        20,730
      1,726  OSRAM Licht AG (b)..................................       101,396


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      1,727  Porsche Automobil Holding SE (Preference Shares)
                (b)..............................................  $     88,341
        133  Rational AG (b).....................................        66,731
      1,114  Rheinmetall AG (b)..................................        77,649
      1,375  RWE AG (b) (c)......................................        23,746
        220  SAP SE (b)..........................................        20,120
        336  Siemens AG (b)......................................        39,399
      1,821  Software AG (b).....................................        77,177
        559  Volkswagen AG (Preference Shares) (b)...............        73,638
        607  Wacker Chemie AG (b)................................        51,190
                                                                   ------------
                                                                      2,143,545
                                                                   ------------

             GREECE - 0.4%
      3,935  Hellenic Telecommunications Organization S.A. (b)...        34,533
                                                                   ------------

             IRELAND - 2.1%
        872  Glanbia PLC ........................................        16,775
        573  Kerry Group PLC, Class A (b)........................        47,723
      1,340  Kingspan Group PLC .................................        36,097
        383  Paddy Power Betfair PLC (b).........................        43,308
      1,381  Smurfit Kappa Group PLC (b).........................        30,869
                                                                   ------------
                                                                        174,772
                                                                   ------------

             ITALY - 6.5%
     10,350  Banco Popolare SC (b)...............................        24,407
      1,377  Brembo S.p.A. (b)...................................        82,168
      3,089  Buzzi Unicem S.p.A (b)..............................        63,339
      5,341  Davide Campari-Milano S.p.A (b).....................        60,190
        616  DiaSorin S.p.A. (b).................................        39,593
      8,025  Enel S.p.A. (b).....................................        35,765
      1,490  EXOR S.p.A. (b).....................................        60,332
     23,825  Hera S.p.A. (b).....................................        64,160
      1,571  Prysmian S.p.A (b)..................................        41,138
      2,841  Snam S.p.A. (b).....................................        15,753
     16,499  Telecom Italia S.p.A. (b) (c).......................        13,709
      4,934  UniCredit S.p.A. (b)................................        11,501
      7,690  UnipolSai S.p.A. (b)................................        12,521
                                                                   ------------
                                                                        524,576
                                                                   ------------

             LUXEMBOURG - 2.6%
      1,398  APERAM S.A. (b).....................................        63,029
        194  Eurofins Scientific SE (b)..........................        88,130
      3,097  Grand City Properties S.A. (b)......................        60,637
                                                                   ------------
                                                                        211,796
                                                                   ------------

             NETHERLANDS - 8.9%
      1,026  Aalberts Industries N.V. (b)........................        34,945
      3,475  ABN AMRO Group N.V. (b) (e).........................        71,850
      3,236  Aegon N.V. (b)......................................        12,343
        261  Akzo Nobel N.V. (b).................................        17,654
        795  ASM International N.V. (b)..........................        32,498


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS (CONTINUED)
      2,264  Boskalis Westminster N.V. (b).......................  $     80,578
        481  Gemalto N.V. (b)....................................        30,817
        456  Heineken Holding N.V. (b)...........................        36,533
        196  Heineken N.V. (b)...................................        17,229
      1,471  ING Groep N.V. .....................................        18,160
      3,950  Koninklijke Ahold Delhaize N.V. (b).................        89,965
      1,874  Koninklijke Philips N.V. (b)........................        55,451
      2,176  NN Group N.V. (b)...................................        66,804
      9,631  STMicroelectronics N.V. (b).........................        78,522
      1,783  Wolters Kluwer N.V. (b).............................        76,225
                                                                   ------------
                                                                        719,574
                                                                   ------------

             PORTUGAL - 3.1%
     20,014  EDP - Energias de Portugal S.A. (b).................        67,167
      2,831  Galp Energia SGPS S.A. (b)..........................        38,677
      5,439  Jeronimo Martins SGPS S.A. (b)......................        94,266
     19,551  Portucel S.A. (b)...................................        56,215
                                                                   ------------
                                                                        256,325
                                                                   ------------

             SPAIN - 7.3%
        690  Acciona S.A. (b)....................................        52,152
        276  Aena S.A. (b) (e)...................................        40,740
     12,112  Banco Santander S.A. (b)............................        53,733
     37,690  Bankia S.A. (b).....................................        30,927
      2,363  Cia de Distribucion Integral Logista Holdings S.A.
                (b)..............................................        52,745
        927  Endesa S.A. (b).....................................        19,875
      4,504  Gamesa Corp. Tecnologica S.A. (b)...................       107,915
      3,521  Gas Natural SDG S.A. (b)............................        72,385
      8,006  Iberdrola S.A. (b)..................................        54,436
     16,473  Mapfre S.A. (b).....................................        46,089
      9,480  Prosegur Cia de Seguridad S.A. (b)..................        66,178
                                                                   ------------
                                                                        597,175
                                                                   ------------
             TOTAL COMMON STOCKS ................................     7,966,773
             (Cost $7,664,400)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.9%

             FRANCE - 1.9%
        194  Unibail-Rodamco SE (b)..............................        52,308
        646  Gecina S.A. (b).....................................       101,803
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       154,111
             (Cost $143,183)                                       ------------

MONEY MARKET FUNDS - 0.1%
      8,383  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.20% (f) (g).......         8,383
             (Cost $8,383)                                         ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.4%
$     6,891  JPMorgan Chase & Co., 0.35% (f), dated 9/30/16, due
             10/3/16, with a maturity value of $6,891.
             Collateralized by U.S. Treasury Notes,  interest
             rates of 1.625%, due 7/31/20 to 11/30/20. The value
             of the collateral including accrued interest is
             $7,051. (g) ........................................  $      6,891
     23,532  RBC Capital Markets LLC, 0.40% (f), dated 9/30/16, due 10/3/16, with a maturity value of $23,533.
             Collateralized by U.S. Treasury Notes, interest rate
             of 1.50%, due 5/31/20 and by U.S. Treasury Bonds,
             interest rate of 8.00%, due 11/15/21. The value of
             the collateral including accrued interest is
             $24,331. (g)........................................        23,532
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................        30,423
             (Cost $30,423)                                        ------------

             TOTAL INVESTMENTS - 100.4% .........................     8,159,690
             (Cost $7,846,389) (h)

             NET OTHER ASSETS AND LIABILITIES - (0.4%) ..........       (34,301)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  8,125,389
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $8,049,852 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $37,356 and the total value of the collateral held by the Fund is $38,806.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Interest rate shown reflects yield as of September 30, 2016.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $834,783 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $521,482.


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Ireland....................................  $       174,772  $      52,872  $       121,900  $           --
   Netherlands................................          719,574         18,160          701,414              --
   Other Country Categories*..................        7,072,427             --        7,072,427              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................        7,966,773         71,032        7,895,741              --
Real Estate Investment Trusts*................          154,111             --          154,111              --
Money Market Funds............................            8,383          8,383               --              --
Repurchase Agreements.........................           30,423             --           30,423              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     8,159,690  $      79,415  $     8,080,275  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2016, the Fund transferred common stocks valued at $87,396 from Level 1 to Level 2 and $16,775 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016 exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              24.3%
Consumer Discretionary                   16.8
Materials                                15.1
Financials                               12.9
Utilities                                 6.8
Consumer Staples                          6.0
Real Estate                               5.3
Information Technology                    5.0
Energy                                    3.2
Health Care                               3.0
Telecommunication Services                1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")
      First Trust Developed Markets ex-US AlphaDEX(R) Fund - (Nasdaq ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
         ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq ticker
         "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2016 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2016 (UNAUDITED)

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2016, only FEP, FDT, FEM, FGM, FCAN, FEMS and FEUZ have securities in the securities lending program. During the period ended September 30, 2016, FEP, FJP, FDT, FEM, FGM, FCAN, FHK, FEMS and FEUZ participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2016 (UNAUDITED)

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreement held by the Funds at September 30, 2016, was received as collateral for lending securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund II
               ---------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 21, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.